United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8104
                                   ---------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

       Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4066
                                                   -----------------------------

Date of fiscal year end:   09/30
                        --------------------

Date of reporting period:  3/31/08
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Touchstone Funds Group Trust Semiannual Report


--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE FUNDS GROUP TRUST

Touchstone Clover Core Fixed Income Fund

Touchstone Diversified Small Cap Value Fund

Touchstone Healthcare and Biotechnology Fund

Touchstone International Equity Fund

Touchstone Mid Cap Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Strategic Value and High Income Fund

Touchstone Ultra Short Duration Fixed Income Fund

Touchstone Value Opportunities Fund
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3-5
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        6-11
--------------------------------------------------------------------------------
Statements of Operations                                                   12-14
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        15-21
--------------------------------------------------------------------------------
Financial Highlights                                                       22-42
--------------------------------------------------------------------------------
Notes to Financial Statements                                              43-62
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Clover Core Fixed Income Fund                                         63-64
--------------------------------------------------------------------------------
     Diversified Small Cap Value Fund                                      65-66
--------------------------------------------------------------------------------
     Healthcare and Biotechnology Fund                                        67
--------------------------------------------------------------------------------
     International Equity Fund                                             68-74
--------------------------------------------------------------------------------
     Mid Cap Fund                                                          75-76
--------------------------------------------------------------------------------
     Premium Yield Equity Fund                                             77-78
--------------------------------------------------------------------------------
     Sands Capital Select Growth Fund                                         79
--------------------------------------------------------------------------------
     Short Duration Fixed Income Fund                                      80-81
--------------------------------------------------------------------------------
     Small Cap Value Opportunities Fund                                    82-84
--------------------------------------------------------------------------------
     Strategic Value and High Income Fund                                     85
--------------------------------------------------------------------------------
     Ultra Short Duration Fixed Income Fund                                86-87
--------------------------------------------------------------------------------
     Value Opportunities Fund                                                 88
--------------------------------------------------------------------------------
Other Items                                                                89-95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
CLOVER CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
Credit Quality                                      (% of Investment Securities)
U.S. Treasury                                                              23.3
U.S. Agency                                                                41.9
AAA/Aaa                                                                    11.3
AA/Aa                                                                       8.0
A/A                                                                         3.6
BBB/Baa                                                                     9.9
BB/Ba                                                                       2.0
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Financial Services                                                         27.8
Materials and Processing                                                   14.9
Consumer Discretionary                                                     11.3
Technology                                                                  9.0
Energy                                                                      8.0
Utilities                                                                   6.8
Producer Durables                                                           6.0
Health Care                                                                 5.6
Consumer Staples                                                            5.2
Autos and Transportation                                                    3.0
Investment Funds                                                           15.2
Other Assets/Liabilities (Net)                                            (12.8)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTHCARE AND BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Health Care                                                                94.0
Investment Funds                                                            9.2
Other Assets/Liabilities (Net)                                             (3.2)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Sector Allocation                                   (% of Investment Securities)
Materials and Processing                                                   23.6
Financial Services                                                         16.3
Consumer Discretionary                                                     12.7
Industrials                                                                12.6
Energy                                                                     12.5
Utilities                                                                   6.7
Telecommunication Services                                                  5.7
Consumer Staples                                                            5.2
Information Technology                                                      2.4
Health Care                                                                 2.3
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Financial Services                                                         16.5
Consumer Discretionary                                                     15.3
Producer Durables                                                          10.3
Materials and Processing                                                   10.3
Technology                                                                 10.0
Energy                                                                      8.3
Health Care                                                                 8.2
Consumer Staples                                                            5.8
Utilities                                                                   5.3
Autos and Transportation                                                    4.4
Other                                                                       1.3
Investment Funds                                                           16.4
Other Assets/Liabilities (Net)                                            (12.1)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREMIUM YIELD EQUITY FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Financial Services                                                         33.2
Utilities                                                                  13.4
Consumer Discretionary                                                      8.3
Consumer Staples                                                            7.9
Health Care                                                                 7.4
Producer Durables                                                           7.0
Energy                                                                      6.0
Autos and Transportation                                                    5.9
Materials and Processing                                                    4.9
Technology                                                                  2.9
Investment Fund                                                             2.6
Other Assets/Liabilities (Net)                                              0.5
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Health Care                                                                25.9
Consumer Discretionary                                                     20.9
Technology                                                                 15.2
Financial Services                                                         13.7
Energy                                                                     13.4
Utilities                                                                   5.6
Consumer Staples                                                            2.6
Autos and Transportation                                                    2.3
Investment Funds                                                           17.1
Other Assets/Liabilities (Net)                                            (16.7)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
Credit Quality                                      (% of Investment Securities)
U.S. Agency                                                                90.5
AAA                                                                         1.9
A                                                                           1.9
BBB                                                                         5.7
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Financial Services                                                         22.1
Consumer Discretionary                                                     15.8
Energy                                                                     11.6
Materials and Processing                                                   11.0
Producer Durables                                                           8.7
Technology                                                                  6.0
Utilities                                                                   5.9
Consumer Staples                                                            4.9
Autos and Transportation                                                    3.9
Health Care                                                                 3.5
Other                                                                       0.1
Investment Funds                                                           16.5
Other Assets/Liabilities (Net)                                            (10.0)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC VALUE AND HIGH INCOME FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Affiliated Equity Fund                                                     55.2
Affiliated Fixed Income Fund                                               41.6
Other Assets/Liabilities (Net)                                              3.2
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
Credit Quality                                      (% of Investment Securities)
U.S. Agency                                                                92.3
AAA                                                                         2.3
A                                                                           3.1
BBB                                                                         2.3
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
Sector Allocation                                              (% of Net Assets)
Financial Services                                                         22.1
Energy                                                                     17.3
Utilities                                                                  13.2
Health Care                                                                10.6
Consumer Staples                                                           10.0
Producer Durables                                                           6.6
Consumer Discretionary                                                      6.3
Technology                                                                  5.8
Materials and Processing                                                    4.4
Other                                                                       2.6
Investment Funds                                                            6.8
Other Assets/Liabilities (Net)                                             (5.7)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      DIVERSIFIED
                                                       CLOVER CORE      SMALL CAP    HEALTHCARE AND   INTERNATIONAL
                                                      FIXED INCOME       VALUE        BIOTECHNOLOGY      EQUITY
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                             $  18,211,355   $ 144,406,392   $  66,389,938   $  93,104,255
===================================================================================================================
  Affiliated securities, at market value              $     180,356   $   1,965,400   $   1,990,339   $     281,049
  Non-affiliated securities, at market value             18,142,809     138,710,247      70,896,319     100,337,071
-------------------------------------------------------------------------------------------------------------------
  At market value - including $16,314,196,
    $4,427,389 and $134,237 of securities loaned for
    the Diversified Small Cap Value Fund, Healthcare
    and Biotechnology Fund, and International Equity
    Fund, respectively.                               $  18,323,165   $ 140,675,647   $  72,886,658   $ 100,618,120
Cash                                                             --              --              --          55,120
Foreign currency (cost $1,490,048)                               --              --              --       1,488,699
Dividends and interest receivable                           153,815          95,658          53,631         366,274
Receivable for capital shares sold                           11,605          41,944         214,520             941
Receivable for securities sold                                   --       1,526,721       2,133,867       2,322,987
Receivable for securities lending income                         --           6,028             950             349
Currency contracts receivable                                    --              --              --         105,148
Tax reclaim receivable                                           --              --           2,000         199,371
Other assets                                                 12,870          30,243          16,591          18,320
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             18,501,455     142,376,241      75,308,217     105,175,329
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                             2,853              --              --              --
Payable upon return of securities loaned                         --      16,963,710       4,540,787         136,998
Currency contracts payable                                       --              --              --         161,167
Payable for capital shares redeemed                          10,135         151,271          34,240          54,366
Payable for securities purchased                                 --              --              --       1,116,580
Payable to Advisor                                            6,890          98,142          59,695          31,132
Payable to other affiliates                                   3,076          89,230           5,204          22,677
Payable to Trustees                                           4,548           9,262           4,514           5,692
Other accrued expenses and liabilities                       17,292         337,997          54,191         344,470
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                            44,794      17,649,612       4,698,631       1,873,082
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                            $  18,456,661   $ 124,726,629   $  70,609,586   $ 103,302,247
===================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                       $  18,528,715   $ 130,696,405   $  66,758,353   $  93,133,417
Accumulated net investment income (loss)                     (3,480)        667,020        (252,471)        (40,377)
Accumulated net realized gains (losses) on
  investments and foreign currency transactions            (180,384)     (2,906,051)     (2,392,611)      2,647,473
Net unrealized appreciation (depreciation) on
  investments                                               111,810      (3,730,745)      6,496,720       7,513,865
Net unrealized appreciation (depreciation) on
  foreign currency and translation of other assets
  and liabilities denominated in foreign currency                --              --            (405)         47,869
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $  18,456,661   $ 124,726,629   $  70,609,586   $ 103,302,247
===================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares             $          --   $     259,178   $  65,774,271   $ 102,372,660
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                     --          20,629       4,209,628      11,201,078
===================================================================================================================
Net asset value and redemption price per share        $          --   $       12.56   $       15.62   $        9.14
===================================================================================================================
Maximum offering price per share                      $          --   $       13.33   $       16.57   $        9.70
===================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                      DIVERSIFIED
                                                       CLOVER CORE      SMALL CAP    HEALTHCARE AND   INTERNATIONAL
                                                      FIXED INCOME       VALUE        BIOTECHNOLOGY      EQUITY
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares             $          --   $     375,597   $   4,835,315   $     929,587
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                     --          30,248         312,231         102,358
===================================================================================================================
Net asset value, offering price and redemption price
  per share*                                          $          --   $       12.42   $       15.49   $        9.08
===================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares             $          --   $ 124,091,854   $          --   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                     --       9,886,737              --              --
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $          --   $       12.55   $          --   $          --
===================================================================================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares             $  18,456,661   $          --   $          --   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)              1,886,239              --              --              --
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $        9.78   $          --   $          --   $          --
===================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                      SANDS CAPITAL  SHORT DURATION
                                                                         PREMIUM         SELECT           FIXED
                                                        MID CAP       YIELD EQUITY       GROWTH          INCOME
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                             $ 509,304,312   $  24,284,640   $ 501,673,698   $  53,198,554
===================================================================================================================
  Affiliated securities, at market value              $  32,855,189   $     587,110   $   3,486,481   $   1,095,776
  Non-affiliated securities, at market value            472,111,421      21,920,271     543,906,715      51,994,656
-------------------------------------------------------------------------------------------------------------------
  At market value - including $39,108,371 and
    $75,270,572 of securities loaned for the Mid Cap
    Fund and Sands Capital Select Growth Fund,
    respectively.                                     $ 504,966,610   $  22,507,381   $ 547,393,196   $  53,090,432
Cash                                                             --         173,223              --              --
Dividends and interest receivable                           390,837         132,744         103,384         233,647
Receivable for capital shares sold                          690,073              --         593,851          11,500
Receivable for securities sold                            2,009,919              --              --              --
Receivable for securities lending income                      4,571              --           5,681              --
Other assets                                                 56,381          24,100          33,381          13,974
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            508,118,391      22,837,448     548,129,493      53,349,553
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                --              --              --           2,659
Payable upon return of securities loaned                 40,999,800              --      76,625,594              --
Payable for capital shares redeemed                         590,923              --       1,513,570          57,148
Payable for securities purchased                         15,893,230         173,223              --              --
Payable to Advisor                                          222,740          24,961         273,795          11,391
Payable to other affiliates                                  87,956           4,266         123,223          41,019
Payable to Trustees                                           5,556             472           9,077           6,476
Other accrued expenses and liabilities                       26,731           4,995         450,255          73,691
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        57,826,936         207,917      78,995,514         192,384
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                            $ 450,291,455   $  22,629,531   $ 469,133,979   $  53,157,169
===================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 490,397,824   $  25,427,174   $ 463,642,891   $  57,709,473
Accumulated net investment income (loss)                    236,381              --      (1,818,507)         (5,480)
Accumulated net realized losses on investments          (36,005,048)     (1,020,384)    (38,409,903)     (4,438,702)
Net unrealized appreciation (depreciation) on
  investments                                            (4,337,702)     (1,777,259)     45,719,498        (108,122)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $ 450,291,455   $  22,629,531   $ 469,133,979   $  53,157,169
===================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares             $     136,444   $  22,178,780   $          --   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                  8,981       2,497,517              --              --
===================================================================================================================
Net asset value and redemption price per share        $       15.19   $        8.88   $          --   $          --
===================================================================================================================
Maximum offering price per share                      $       16.12   $        9.42   $          --   $          --
===================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares             $      42,393   $     450,751   $          --   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                  2,805          50,738              --              --
===================================================================================================================
Net asset value, offering price and redemption price
  per share*                                          $       15.11   $        8.88   $          --   $          --
===================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                      SANDS CAPITAL  SHORT DURATION
                                                                         PREMIUM         SELECT           FIXED
                                                        MID CAP       YIELD EQUITY       GROWTH          INCOME
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares             $ 445,861,682   $          --   $ 161,062,558   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)             29,227,827              --      20,437,001              --
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $       15.25   $          --   $        7.88   $          --
===================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares             $   4,250,936   $          --   $ 308,071,421   $  53,157,169
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                280,138              --      39,442,027       5,382,797
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $       15.17   $          --   $        7.81   $        9.88
===================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                        SMALL CAP       STRATEGIC        ULTRA
                                                          VALUE      VALUE AND HIGH  SHORT DURATION      VALUE
                                                      OPPORTUNITIES      INCOME       FIXED INCOME    OPPORTUNITIES
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                             $ 164,442,717   $   1,056,140   $ 182,582,693   $ 124,851,443
===================================================================================================================
  Affiliated securities, at market value              $   8,722,565   $     863,769   $   3,832,301   $   2,828,677
  Non-affiliated securities, at market value            155,455,069              --     176,811,368     125,612,144
-------------------------------------------------------------------------------------------------------------------
  At market value - including $15,237,805 and
    $5,279,555 of securities loaned for the SmallXXX
    ap Value Opportunities Fund and Value
    Opportunities Fund, respectively.                 $ 164,177,634   $     863,769   $ 180,643,669   $ 128,440,821
Cash                                                             --              77              --              --
Dividends and interest receivable                           245,545           2,823         839,004         230,209
Receivable for capital shares sold                           89,373              --         145,789         326,034
Receivable for securities sold                            2,447,170              --              --         370,191
Receivable for securities lending income                      9,737              --              --           1,945
Receivable from Advisor                                          --          31,001              --              --
Other assets                                                 70,574          25,427          20,942          35,780
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            167,040,033         923,097     181,649,404     129,404,980
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdrafts                                             467,276              --          46,875         370,191
Dividends payable                                                --              --          17,102          26,990
Payable upon return of securities loaned                 15,942,453              --              --       5,428,674
Payable for capital shares redeemed                         116,639           3,838       1,723,480          21,506
Payable for securities purchased                          1,030,181              --              --       1,797,081
Payable to Advisor                                          119,880              --          24,388          72,303
Payable to other affiliates                                  68,588           2,835          42,253          73,732
Payable to Trustees                                           9,068           5,695           6,886           6,221
Other accrued expenses and liabilities                       23,526          18,658         176,875         112,690
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        17,777,611          31,026       2,037,859       7,909,388
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                            $ 149,262,422   $     892,071   $ 179,611,545   $ 121,495,592
===================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 160,093,059   $     989,067   $ 188,818,215   $ 113,396,499
Accumulated net investment income (loss)                   (228,776)         13,516          44,610          11,530
Accumulated net realized gains (losses) on
  investments                                           (10,336,778)         81,859      (7,312,256)      4,498,185
Net unrealized appreciation (depreciation) on
  investments                                              (265,083)       (192,371)     (1,939,024)      3,589,378
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $ 149,262,422   $     892,071   $ 179,611,545   $ 121,495,592
===================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares             $     771,651   $     215,992   $          --   $   2,613,625
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                 46,308          20,870              --         169,612
===================================================================================================================
Net asset value and redemption price per share        $       16.66   $       10.35   $          --   $       15.41
===================================================================================================================
Maximum offering price per share                      $       17.68   $       10.98   $          --   $       16.35
===================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares             $     118,351   $       8,003   $          --   $     964,190
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                  7,131             774              --          62,749
===================================================================================================================
Net asset value, offering price and redemption price
  per share*                                          $       16.60   $       10.34   $          --   $       15.37
===================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                        SMALL CAP       STRATEGIC        ULTRA
                                                          VALUE      VALUE AND HIGH  SHORT DURATION      VALUE
                                                      OPPORTUNITIES      INCOME       FIXED INCOME    OPPORTUNITIES
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares             $          --   $     668,076   $          --   $          --
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                     --          65,299              --              --
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $          --   $       10.23   $          --   $          --
===================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares             $ 148,372,420   $          --   $ 179,611,545   $ 117,917,777
===================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)              8,903,690              --      18,088,372       7,659,132
===================================================================================================================
Net asset value, offering price and redemption price
  per share                                           $       16.66   $          --   $        9.93   $       15.40
===================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      DIVERSIFIED
                                                       CLOVER CORE      SMALL CAP    HEALTHCARE AND   INTERNATIONAL
                                                      FIXED INCOME       VALUE        BIOTECHNOLOGY      EQUITY
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends from affiliated securities                  $         543   $       5,853   $      19,897   $         656
Dividends from non-affiliated securities(A)                   1,793       1,357,998         239,804         980,360
Interest                                                    519,709              --              --              --
Income from securities loaned                                 4,193          71,552           7,890             349
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     526,238       1,435,403         267,591         981,365
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                     44,215         615,702         326,383         614,272
Administration fees                                          19,651         144,872          65,277         129,321
Custodian fees                                                4,250          50,967           5,568         248,107
Distribution expenses, Class A                                   --             283          77,721         160,423
Distribution expenses, Class C                                   --             984          13,856           4,166
Shareholder servicing fees                                       --         180,540              --              --
Transfer Agent fees, Class A                                     --             549          37,381           5,735
Transfer Agent fees, Class C                                     --              99           1,084             227
Transfer Agent fees, Class Z                                     --          99,687              --              --
Transfer Agent fees, Class I                                  6,444              --              --              --
Professional fees                                            11,752          13,474          11,030          15,743
Postage and supplies                                          3,472          25,126           5,577           7,115
Reports to shareholders                                       2,388          14,395           7,863           3,523
Registration fees, Class A                                       --             162           2,016           5,577
Registration fees, Class C                                       --             162           1,800              --
Registration fees, Class Z                                       --           8,548              --              --
Registration fees, Class I                                    1,441              --              --              --
Trustees' fees and expenses                                   3,711           3,181           3,689           3,482
Compliance fees and expenses                                    135             163             137             195
Other expenses                                                3,422           7,641           2,051          51,985
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                              100,881       1,166,535         561,433       1,249,871
Fees waived by the Administrator                            (17,502)       (119,465)        (45,174)       (129,321)
Fees waived and/or expenses reimbursed by the
  Advisor                                                        --              --              --        (182,713)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                 83,379       1,047,070         516,259         937,837
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                442,859         388,333        (248,668)         43,528
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                              191,643        (758,957)       (704,121)      5,302,400
Net realized gains from foreign currency
  transactions                                                   --              --           3,998          86,828
Net change in unrealized appreciation/
  depreciation on investments                               392,490     (15,142,610)     (3,400,141)    (22,615,352)
Net change in unrealized appreciation/
  depreciation on foreign currency transactions                  --              --            (612)        (16,825)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS                                               584,133     (15,901,567)     (4,100,876)    (17,242,949)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                          $   1,026,992   $ (15,513,234)  $  (4,349,544)  $ (17,199,421)
===================================================================================================================

(A)   Net of foreign tax withholding of:              $          --   $          --   $       7,138   $     165,738

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                                      SANDS CAPITAL  SHORT DURATION
                                                                         PREMIUM         SELECT           FIXED
                                                        MID CAP       YIELD EQUITY       GROWTH          INCOME
                                                          FUND            FUND(A)         FUND            FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                  $      74,190   $       2,405   $      45,050   $       9,708
Dividends from non-affiliated securities                  2,187,149         467,233       1,634,635           1,190
Interest                                                         --              --              --       1,562,768
Income from securities loaned                               124,243              --         163,626           7,616
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   2,385,582         469,638       1,843,311       1,581,282
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                  1,902,534          57,346       2,579,724          70,183
Administration fees                                         475,616          13,895         556,988          56,147
Shareholder servicing fees                                   12,645              --         449,257          70,183
Transfer Agent fees, Class A                                  1,547             236              --              --
Transfer Agent fees, Class C                                     99             118              --              --
Transfer Agent fees, Class Y                                  4,282              --          30,615              --
Transfer Agent fees, Class Z                                  2,580              --          57,999          36,137
Custodian fees                                               27,825           3,298          26,717           7,619
Professional fees                                            18,564           8,233          21,304          12,595
Postage and supplies                                          2,256           1,864          36,043           6,979
Reports to shareholders                                       3,885           1,176          27,462           6,469
Registration fees, Class A                                      162           3,847              --              --
Registration fees, Class C                                      162           3,710              --              --
Registration fees, Class Y                                    2,431              --           8,935              --
Registration fees, Class Z                                      405              --             279           2,696
Distribution expenses, Class A                                  217          18,802              --              --
Distribution expenses, Class C                                  295           1,720              --              --
Trustees' fees and expenses                                   3,761           1,243           3,001           3,604
Compliance fees and expenses                                    124              80             194             138
Other expenses                                                2,833           2,481           7,284           4,840
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            2,462,223         118,049       3,805,802         277,590
Fees waived by the Administrator                           (313,022)        (13,895)       (143,984)        (56,147)
Fees waived and/or expenses reimbursed by the
  Advisor                                                        --         (19,264)             --         (14,115)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              2,149,201          84,890       3,661,818         207,328
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                236,381         384,748      (1,818,507)      1,373,954
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                          (34,167,205)     (1,020,384)      6,008,622        (174,480)
Net change in unrealized appreciation/
  depreciation on investments                           (37,086,133)     (1,777,259)    (85,227,731)        542,231
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS                                           (71,253,338)     (2,797,643)    (79,219,109)        367,751
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                          $ (71,016,957)  $  (2,412,895)  $ (81,037,616)  $   1,741,705
===================================================================================================================

(A) Represents the period from commencement of operations (December 3, 2007) through March 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                        SMALL CAP       STRATEGIC        ULTRA
                                                          VALUE      VALUE AND HIGH  SHORT DURATION      VALUE
                                                      OPPORTUNITIES      INCOME       FIXED INCOME    OPPORTUNITIES
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                  $      32,888   $      16,910   $      12,093   $       7,037
Dividends from non-affiliated securities (A)              1,153,292              --              --       1,278,751
Interest                                                         --              --       4,747,254              --
Income from securities loaned                                42,916              --          14,992          13,494
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   1,229,096          16,910       4,774,339       1,299,282
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                    822,550             510         206,056         411,671
Shareholder servicing fees                                  216,312              --         206,056         109,134
Administration fees                                         173,169           1,019         186,044         111,263
Transfer Agent fees, Class A                                     --             900              --           1,348
Transfer Agent fees, Class C                                     48             121              --             595
Transfer Agent fees, Class Y                                     --           2,261              --              --
Transfer Agent fees, Class Z                                141,765              --          57,570          37,481
Custodian fees                                               34,910           3,606          13,263           5,695
Professional fees                                            16,306           8,407          13,478          12,308
Postage and supplies                                          2,004           6,369          17,307           7,472
Reports to shareholders                                       7,090           4,901           7,537           7,920
Trustees' fees and expenses                                   7,393           4,663           3,485           3,617
Registration fees, Class A                                      162              --              --             162
Registration fees, Class C                                      162              --              --           1,000
Registration fees, Class Y                                       --          10,367              --              --
Registration fees, Class Z                                       --              --           2,301           3,796
Distribution expenses, Class A                                  472             235              --           1,915
Distribution expenses, Class C                                  528             127              --           2,919
Compliance fees and expenses                                    165             366             152             137
Other expenses                                                4,444             530           6,873           4,324
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            1,427,480          44,382         720,122         722,757
Fees waived by the Administrator                           (132,882)         (1,019)       (151,457)        (31,674)
Fees waived and/or expenses reimbursed by the
  Advisor                                                        --         (41,710)             --              --
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              1,294,598           1,653         568,665         691,083
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                (65,502)         15,257       4,205,674         608,199
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains from affiliated security
  transactions                                                   --          92,868              --              --
Net realized gains (losses) from non-affiliated
  security transactions                                  (9,191,846)             --         (70,380)      4,981,720
Net change in unrealized appreciation/
  depreciation on affiliated investments                         --        (177,636)             --              --
Net change in unrealized appreciation/
  depreciation on non-affiliated investments            (10,224,546)             --      (2,556,593)    (11,531,159)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS       (19,416,392)        (84,768)     (2,626,973)     (6,549,439)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                          $ (19,481,894)  $     (69,511)  $   1,578,701   $  (5,941,240)
===================================================================================================================

(A)   Net of foreign tax withholding of:              $         276   $          --   $          --   $         760

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              CLOVER CORE                     DIVERSIFIED
                                                              FIXED INCOME                     SMALL CAP
                                                                  FUND                         VALUE FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED           YEAR            ENDED           YEAR
                                                        MARCH 31,         ENDED         MARCH 31,         ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)        2007         (UNAUDITED)       2007(A)
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                          $     442,859   $     958,313   $     388,333   $    (173,328)
Net realized gains (losses) from security
  transactions                                              191,643        (133,799)       (758,957)     42,191,085
Net change in unrealized appreciation/depreciation
  on investments                                            392,490         (29,799)    (15,142,610)    (17,509,698)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                              1,026,992         794,715     (15,513,234)     24,508,059
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class I                        (446,072)       (961,663)             --              --
From net realized gains, Class A                                 --              --         (63,928)         (3,401)
From net realized gains, Class C                                 --              --         (23,056)         (4,650)
From net realized gains, Class Z                                 --              --     (41,283,195)    (74,856,107)
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                             (446,072)       (961,663)    (41,370,179)    (74,864,158)
-------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                        --              --         115,760         266,468
Reinvested  distributions                                        --              --          64,028           3,401
Payments for shares redeemed                                     --              --         (35,162)        (61,472)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE
  TRANSACTIONS                                                   --              --         144,626         208,397
-------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                        --              --         367,478          80,986
Reinvested distributions                                         --              --          20,959           4,650
Payments for shares redeemed                                     --              --         (58,328)             --
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE
  TRANSACTIONS                                                   --              --         330,109          85,636
-------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                        --              --       5,941,235      17,327,622
Reinvested distributions                                         --              --      40,247,476      71,871,313
Payments for shares redeemed                                     --              --     (43,333,468)   (120,135,425)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z
  SHARE TRANSACTIONS                                             --              --       2,855,243     (30,936,490)
-------------------------------------------------------------------------------------------------------------------

CLASS I
Proceeds from shares sold                                 2,375,910       2,861,301              --              --
Reinvested distributions                                    428,017         921,355              --              --
Payments for shares redeemed                             (4,413,509)     (5,819,674)             --              --
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS I SHARE
  TRANSACTIONS                                           (1,609,582)     (2,037,018)             --              --
-------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                             (1,028,662)     (2,203,966)    (53,553,435)    (80,998,556)

NET ASSETS
Beginning of period                                      19,485,323      21,689,289     178,280,064     259,278,620
-------------------------------------------------------------------------------------------------------------------
End of period                                         $  18,456,661   $  19,485,323   $ 124,726,629   $ 178,280,064
===================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)              $      (3,480)  $        (267)  $     667,020   $     278,687
===================================================================================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through September 30, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                             INTERNATIONAL
                                                             HEALTHCARE AND                      EQUITY
                                                           BIOTECHNOLOGY FUND                     FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED           YEAR            ENDED           YEAR
                                                        MARCH 31,         ENDED         MARCH 31,         ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)       2007(A)       (UNAUDITED)       2007(A)
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                          $    (248,668)  $    (314,116)  $      43,528   $   1,726,898
Net realized gains (losses) from security
  transactions                                             (704,121)      5,819,353       5,302,400      16,686,708
Net realized gains (losses) from foreign currency
  transactions                                                3,998          (3,803)         86,828         364,297
Net change in unrealized appreciation/depreciation
  on investments                                         (3,400,141)      3,150,465     (22,615,352)     17,335,430
Net change in unrealized appreciation/depreciation
  from foreign currency transactions                           (612)            207         (16,825)         10,101
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                             (4,349,544)      8,652,106     (17,199,421)     36,123,434
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                              --              --      (2,070,728)     (1,945,480)
From net investment income, Class C                              --              --         (14,057)           (204)
From net realized gains, Class A                         (6,183,374)     (1,868,667)    (17,784,207)     (6,592,570)
From net realized gains, Class C                           (264,349)            (37)       (135,083)           (703)
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                           (6,447,723)     (1,868,704)    (20,004,075)     (8,538,957)
-------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                32,300,278       9,785,368       5,585,699       6,650,827
Reinvested distributions                                  5,512,886       1,828,887         832,092       2,039,158
Payments for shares redeemed                            (15,130,379)    (20,162,439)    (21,754,578)    (32,944,162)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS                        22,682,785      (8,548,184)    (15,336,787)    (24,254,177)
-------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                 4,432,569       1,353,028         480,667         700,214
Reinvested distributions                                    117,545              37          69,193             907
Payments for shares redeemed                               (517,130)        (17,481)        (70,369)         (4,445)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE
  TRANSACTIONS                                            4,032,984       1,335,584         479,491         696,676
-------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  15,918,502        (429,198)    (52,060,792)      4,026,976

NET ASSETS
Beginning of period                                      54,691,084      55,120,282     155,363,039     151,336,063
-------------------------------------------------------------------------------------------------------------------
End of period                                         $  70,609,586   $  54,691,084   $ 103,302,247   $ 155,363,039
===================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)              $    (252,471)  $      (3,803)  $     (40,377)  $   2,000,880
===================================================================================================================

(A) Class C represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                                         PREMIUM
                                                                                 MID CAP               YIELD EQUITY
                                                                                   FUND                    FUND
--------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS                        PERIOD
                                                                           ENDED          YEAR             ENDED
                                                                         MARCH 31,        ENDED          MARCH 31,
                                                                           2008        SEPTEMBER 30,      2008 (B)
                                                                        (UNAUDITED)       2007(A)       (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                  $     236,381   $   1,154,584   $     384,748
Net realized gains (losses) from security transactions                   (34,167,205)      3,549,738      (1,020,384)
Net change in unrealized appreciation/depreciation on investments        (37,086,133)     31,725,301      (1,777,259)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    (71,016,957)     36,429,623      (2,412,895)
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                               --              --        (378,208)
From net investment income, Class C                                               --              --          (6,540)
From net investment income, Class Y                                               --      (1,499,729)             --
From net investment income, Class Z                                               --         (12,723)             --
From net realized gains, Class A                                              (1,305)             --              --
From net realized gains, Class C                                                (475)             --              --
From net realized gains, Class Y                                          (4,618,823)             --              --
From net realized gains, Class Z                                            (144,841)             --              --
--------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 (4,765,444)     (1,512,452)       (384,748)
--------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                     55,044         219,426      24,536,141
Reinvested distributions                                                       1,305              --         378,208
Payments for shares redeemed                                                (109,631)         (8,322)             --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS        (53,282)        211,104      24,914,349
--------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                     18,391          35,447         506,285
Reinvested distributions                                                         475              --           6,540
Payments for shares redeemed                                                  (4,024)             --              --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                    14,842          35,447         512,825
--------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                 93,144,769     397,263,466              --
Reinvested distributions                                                   1,066,871          84,244              --
Payments for shares redeemed                                             (55,907,050)    (37,176,701)             --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                38,304,590     360,171,009              --
--------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                  1,581,230      16,658,928              --
Reinvested distributions                                                     142,147           1,880              --
Payments for shares redeemed                                             (11,412,045)     (1,881,297)             --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS     (9,688,668)     14,779,511              --
--------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (47,204,919)    410,114,242      22,629,531

NET ASSETS
Beginning of period                                                      497,496,374      87,382,132              --
--------------------------------------------------------------------------------------------------------------------
End of period                                                          $ 450,291,455   $ 497,496,374   $  22,629,531
====================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                      $     236,381   $          --   $          --
====================================================================================================================

(A) Classes A and C represent the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B) Represents the period from commencement of operations (December 3, 2007) through March 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                             SANDS CAPITAL
                                                             SELECT GROWTH                   SHORT DURATION
                                                                  FUND                      FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED          YEAR             ENDED          YEAR
                                                        MARCH 31,        ENDED          MARCH 31,        ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)        2007         (UNAUDITED)        2007
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                          $  (1,818,507)  $  (4,662,715)  $   1,373,954   $   3,060,514
Net realized (gains) losses from security
  transactions                                            6,008,622      (7,733,494)       (174,480)       (339,021)
Net change in unrealized appreciation/depreciation
  on investments                                        (85,227,731)    114,689,804         542,231         645,398
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                            (81,037,616)    102,293,595       1,741,705       3,366,891
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class Z                            --              --      (1,379,434)     (3,020,621)
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                                   --              --      (1,379,434)     (3,020,621)
-------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS CLASS Y
Proceeds from shares sold                                39,290,763      71,602,921              --              --
Payments for shares redeemed                            (63,629,589)    (74,861,403)             --              --
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Y SHARE
  TRANSACTIONS                                          (24,338,826)     (3,258,482)             --              --
-------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                35,485,159      90,095,417         439,685       2,206,972
Reinvested distributions                                         --              --       1,354,771       2,965,843
Payments for shares redeemed                            (54,671,253)   (142,825,600)     (8,191,866)    (22,416,499)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Z SHARE
  TRANSACTIONS                                          (19,186,094)    (52,730,183)     (6,397,410)    (17,243,684)
-------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (124,562,536)     46,304,930      (6,035,139)    (16,897,414)

NET ASSETS
Beginning of period                                     593,696,515     547,391,585      59,192,308      76,089,722
-------------------------------------------------------------------------------------------------------------------
End of period                                         $ 469,133,979   $ 593,696,515   $  53,157,169   $  59,192,308
===================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                       $  (1,818,507)  $          --   $      (5,480)  $          --
===================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                SMALL CAP                   STRATEGIC VALUE
                                                          VALUE OPPORTUNITIES               AND HIGH INCOME
                                                                  FUND                            FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED           YEAR            ENDED           YEAR
                                                        MARCH 31,         ENDED         MARCH 31,         ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)        2007(A)      (UNAUDITED)        2007(B)
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                          $     (65,502)  $     (25,303)  $      15,257   $      39,458
Net realized gains from affiliated security
  transactions                                                   --              --          92,868         259,854
Net realized gains (losses) from non-affiliated
  security transactions                                  (9,191,846)     15,610,150              --              --
Net change in unrealized appreciation/
  depreciation on affiliated investments                         --              --        (177,636)       (137,843)
Net change in unrealized appreciation/
  depreciation on non-affiliated investments            (10,224,546)     10,302,517              --              --
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                            (19,481,894)     25,887,364         (69,511)        161,469
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                            (372)             --            (786)         (1,133)
From net investment income, Class C                              --              --             (95)             (4)
From net investment income, Class Y                              --              --          (3,932)        (35,355)
From net investment income, Class Z                        (174,221)             --              --              --
From net realized gains, Class A                            (30,785)             --         (45,988)             (3)
From net realized gains, Class C                             (7,330)             --          (7,561)             (1)
From net realized gains, Class Y                                 --              --        (212,363)         (3,430)
From net realized gains, Class Z                        (16,312,232)     (6,056,120)             --              --
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                          (16,524,940)     (6,056,120)       (270,725)        (39,926)
-------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                   825,578           7,500         117,450         157,168
Reinvested distributions                                     31,157              --          46,774           1,135
Payments for shares redeemed                                (30,486)             --         (39,941)         (4,085)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE
  TRANSACTIONS                                              826,249           7,500         124,283         154,218
-------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                    46,439          77,703          32,196           5,052
Reinvested distributions                                      7,045              --           7,655               6
Payments for shares redeemed                                     --              --         (26,969)             --
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE
  TRANSACTIONS                                               53,484          77,703          12,882           5,058
-------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                        --              --          49,567          60,968
Reinvested distributions                                         --              --         208,100          35,712
Payments for shares redeemed                                     --              --        (327,992)     (1,753,724)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Y SHARE
  TRANSACTIONS                                                   --              --         (70,325)     (1,657,044)
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                               SMALL CAP                    STRATEGIC VALUE
                                                          VALUE OPPORTUNITIES               AND HIGH INCOME
                                                                  FUND                            FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED          YEAR             ENDED          YEAR
                                                        MARCH 31,        ENDED          MARCH 31,        ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)       2007(A)       (UNAUDITED)       2007(B)
-------------------------------------------------------------------------------------------------------------------
CLASS Z
Proceeds from shares sold                                11,581,248      69,825,768              --              --
Reinvested distributions                                 15,630,203       5,737,368              --              --
Payments for shares redeemed                            (46,937,481)   (140,795,265)             --              --
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Z SHARE
  TRANSACTIONS                                          (19,726,030)    (65,232,129)             --              --
-------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                            (54,853,131)    (45,315,682)       (273,396)     (1,376,225)

NET ASSETS
Beginning of period                                     204,115,553     249,431,235       1,165,467       2,541,692
-------------------------------------------------------------------------------------------------------------------
End of period                                         $ 149,262,422   $ 204,115,553   $     892,071   $   1,165,467
===================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)              $    (228,776)  $      11,319   $      13,516   $       3,072
===================================================================================================================

(A) Classes A and C represent the period from commencement of operations (July 23, 2007) through September 30, 2007.

(B) Classes A and C represent the period from commencement of operations (November 20, 2006) through September 30, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                  ULTRA
                                                              SHORT DURATION              VALUE OPPORTUNITIES
                                                             FIXED INCOME FUND                    FUND
-------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED          YEAR             ENDED          YEAR
                                                        MARCH 31,        ENDED          MARCH 31,        ENDED
                                                          2008        SEPTEMBER 30,       2008        SEPTEMBER 30,
                                                       (UNAUDITED)        2007         (UNAUDITED)       2007(A)
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                 $   4,205,674   $   8,192,341   $     608,199   $   1,047,831
Net realized gains (losses) from security
  transactions                                              (70,380)         70,532       4,981,720       9,316,813
Net change in unrealized appreciation/depreciation
  on investments                                         (2,556,593)        152,845     (11,531,159)      4,431,805
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                              1,578,701       8,415,718      (5,941,240)     14,796,449
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                              --              --         (10,828)         (2,180)
From net investment income, Class C                              --              --          (1,465)         (1,687)
From net investment income, Class Z                      (4,161,068)     (8,051,978)       (576,835)     (1,049,665)
From net realized gains, Class A                                 --              --         (92,497)           (183)
From net realized gains, Class C                                 --              --         (51,999)         (1,928)
From net realized gains, Class Z                                 --              --      (8,553,559)    (18,377,100)
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                           (4,161,068)     (8,051,978)     (9,287,183)    (19,432,743)
-------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                        --              --       2,767,904         520,044
Reinvested distributions                                         --              --         103,302           2,363
Payments for shares redeemed                                     --              --        (508,391)        (61,639)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE
  TRANSACTIONS                                                   --              --       2,362,815         460,768
-------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                        --              --         722,762         434,119
Reinvested distributions                                         --              --          44,267           3,422
Payments for shares redeemed                                     --              --        (129,803)        (31,321)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE
  TRANSACTIONS                                                   --              --         637,226         406,220
-------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                65,620,155      28,974,657      27,428,949      17,359,285
Reinvested distributions                                  4,013,740       7,727,531       8,633,716      18,415,427
Payments for shares redeemed                            (33,485,417)    (64,736,725)    (10,145,778)    (24,236,609)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS Z SHARE TRANSACTIONS                        36,148,478     (28,034,537)     25,916,887      11,538,103
-------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  33,566,111     (27,670,797)     13,688,505       7,768,797

NET ASSETS
Beginning of period                                     146,045,434     173,716,231     107,807,087     100,038,290
-------------------------------------------------------------------------------------------------------------------
End of period                                         $ 179,611,545   $ 146,045,434   $ 121,495,592   $ 107,807,087
===================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)              $      44,610   $           4   $      11,530   $      (7,541)
===================================================================================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through September 30, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

CLOVER CORE FIXED INCOME FUND -- CLASS I

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     -----------------------------------------------------------------
                                            (UNAUDITED)         2007          2006             2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   9.51         $   9.58      $   9.94         $  10.27     $  10.40     $  10.55
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.22             0.45          0.39             0.42         0.43         0.45
  Net realized and unrealized gains
    (losses) on investments                      0.27            (0.07)        (0.12)           (0.19)       (0.13)       (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.49             0.38          0.27             0.23         0.30         0.35
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.22)           (0.45)        (0.40)           (0.42)       (0.43)       (0.47)
  Distributions from net realized gains            --               --         (0.23)           (0.14)          --        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.22)           (0.45)        (0.63)           (0.56)       (0.43)       (0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   9.78         $   9.51      $   9.58         $   9.94     $  10.27     $  10.40
===============================================================================================================================
Total return                                     5.19%(A)         4.07%         2.87%            2.27%        2.97%        3.37%
===============================================================================================================================
Net assets at end of period (000's)          $ 18,457         $ 19,485      $ 21,689         $ 26,166     $ 32,334     $ 43,391
===============================================================================================================================
Ratio of net expenses to average net assets      0.85%(B)         0.87%         0.91%(C)         0.80%        0.80%        0.78%
Ratio of gross expenses to average net
  assets                                         1.03%(B)         0.99%         0.95%            0.86%        0.85%        0.87%
Ratio of net investment income to average
  net assets                                     4.51%(B)         4.72%         4.13%            3.91%        3.94%        4.25%
Portfolio turnover rate                            42%(B)           71%           62%              70%          45%          46%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.89%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP VALUE FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  19.56         $  26.95
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                            0.03             0.02
  Net realized and unrealized gains (losses) on investments                       (1.77)            0.38
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (1.74)            0.40
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                             (5.26)           (7.79)
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  12.56         $  19.56
============================================================================================================
Total return (B)                                                                 (10.00%)(C)        1.68%(C)
============================================================================================================
Net assets at end of period (000s)                                             $    259         $    205
============================================================================================================
Ratio of net expenses to average net assets                                        1.45%(D)         1.28%(D)
Ratio of gross expenses to average net assets                                      2.03%(D)         1.81%(D)
Ratio of net investment income to average net assets                               0.54%(D)         0.23%(D)
Portfolio turnover rate                                                              58%(D)           79%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

DIVERSIFIED SMALL CAP VALUE FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  19.48         $  26.95
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                             (0.01)           (0.04)
  Net realized and unrealized gains (losses) on investments                       (1.79)            0.36
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (1.80)            0.32
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                             (5.26)           (7.79)
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  12.42         $  19.48
============================================================================================================
Total return (B)                                                                 (10.42%)(C)        1.26%(C)
============================================================================================================
Net assets at end of period (000s)                                             $    376         $     79
============================================================================================================
Ratio of net expenses to average net assets                                        2.20%(D)         1.86%(D)
Ratio of gross expenses to average net assets                                      2.33%(D)         1.86%(D)
Ratio of net investment loss to average net assets                                (0.36%)(D)       (0.38%)(D)
Portfolio turnover rate                                                              58%(D)           79%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP VALUE FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     ---------------------------------------------------------------------
                                            (UNAUDITED)         2007          2006             2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  19.55         $  25.10      $  27.63         $  23.76     $  19.23     $  15.20
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   0.04            (0.03)        (0.12)           (0.14)       (0.01)        0.01
  Net realized and unrealized gains
    (losses) on investments                     (1.78)            2.27          2.12             4.01         4.57         4.04
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (1.74)            2.24          2.00             3.87         4.56         4.05
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income             --               --            --               --        (0.03)       (0.02)(A)
  Distributions from net realized gains         (5.26)           (7.79)        (4.53)              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (5.26)           (7.79)        (4.53)              --        (0.03)       (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  12.55         $  19.55      $  25.10         $  27.63     $  23.76     $  19.23
===================================================================================================================================
Total return                                   (10.03%)(B)        9.12%         8.47%           16.29%       23.72%       26.66%
===================================================================================================================================
Net assets at end of period (000's)          $124,092         $177,996      $259,279         $450,011     $540,278     $394,946
===================================================================================================================================
Ratio of net expenses to average net
  assets                                         1.45%(C)         1.43%         1.32%(D)         1.23%        1.22%        1.27%
Ratio of gross expenses to average net
  assets                                         1.61%(C)         1.43%         1.32%            1.23%        1.22%        1.27%
Ratio of net investment income (loss)
  to average net assets                          0.54%(C)        (0.08%)       (0.37%)          (0.48%)      (0.09%)       0.08%
Portfolio turnover rate                            58%(C)           79%           98%              78%          61%          52%

(A)   Includes return of capital of $0.004.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.31%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

HEALTHCARE AND BIOTECHNOLOGY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     -----------------------------------------------------------------
                                            (UNAUDITED)         2007          2006             2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  18.28         $  15.91      $  16.13         $  13.79     $  12.31     $   9.83
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                           (0.05)           (0.14)        (0.18)           (0.16)       (0.06)       (0.11)
  Net realized and unrealized gains
    (losses) on investments                     (0.63)            3.10          0.40             3.02         1.55         2.59
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (0.68)            2.96          0.22             2.86         1.49         2.48
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           (1.98)           (0.59)        (0.44)           (0.52)       (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  15.62         $  18.28      $  15.91         $  16.13     $  13.79     $  12.31
===============================================================================================================================
Total return (A)                                (4.65%)(B)       19.25%         1.37%           21.10%       12.12%       25.23%
===============================================================================================================================
Net assets at end of period (000's)          $ 65,774         $ 53,295      $ 55,120         $ 59,742     $ 35,371     $ 14,853
===============================================================================================================================
Ratio of net expenses to average net
  assets                                         1.55%(C)         1.67%         1.85%(D)         1.88%        1.61%        1.47%
Ratio of gross expenses to average net
  assets                                         1.69%(C)         1.80%         1.85%            1.88%        1.84%        1.63%
Ratio of net investment loss to average
  net assets                                    (0.73%)(C)       (0.63%)       (0.99%)          (1.35%)      (1.10%)      (1.16%)
Portfolio turnover rate                           128%(C)          156%          158%             169%         163%         274%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.84%.

HEALTHCARE AND BIOTECHNOLOGY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  18.19        $  15.98
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                             (0.07)          (0.03)
  Net realized and unrealized gains (losses) on investments                       (0.65)           2.83
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (0.72)           2.80
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                             (1.98)          (0.59)
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  15.49        $  18.19
============================================================================================================
Total return (B)                                                                  (4.91%)(C)      18.15%(C)
============================================================================================================
Net assets at end of period (000s)                                             $  4,836        $  1,396
============================================================================================================
Ratio of net expenses to average net assets                                        2.22%(D)        2.23%(D)
Ratio of gross expenses to average net assets                                      2.38%(D)        2.57%(D)
Ratio of net investment loss to average net assets                                (1.39%)(D)      (1.27%)(D)
Portfolio turnover rate                                                             128%(D)         156%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                     YEAR ENDED                            YEAR ENDED
                                              ENDED                      SEPTEMBER 30,                          OCTOBER 31,
                                          MARCH 31, 2008  -------------------------------------------      -------------------
                                           (UNAUDITED)      2007       2006         2005      2004(A)        2003       2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  12.13       $  10.14   $   8.75     $   7.06   $   6.47      $   5.23   $   6.19
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                        0.01           0.12       0.10(B)      0.07       0.05          0.06       0.04
  Net realized and unrealized gains
    (losses)  on investments                  (1.37)          2.45       1.41(B)      1.64       0.71          1.21      (0.94)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (1.36)          2.57       1.51         1.71       0.76          1.27      (0.90)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.17)         (0.13)     (0.12)       (0.02)     (0.17)        (0.03)     (0.06)
  Distributions from net realized gains       (1.46)         (0.45)        --           --         --            --         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (1.63)         (0.58)     (0.12)       (0.02)     (0.17)        (0.03)     (0.06)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   9.14       $  12.13   $  10.14     $   8.75   $   7.06      $   6.47   $   5.23
==============================================================================================================================
Total return (C)                             (11.81%)(D)     26.22%     17.42%       24.19%     11.97%(D)     24.40%    (14.68%)
==============================================================================================================================
Net assets at end of period (000's)        $102,373       $154,623   $151,336     $127,929   $107,001      $ 97,817   $ 83,513
==============================================================================================================================
Ratio of net expenses to
  average net assets                           1.45%(E)       1.45%      1.41%        1.44%      1.35%(E)      1.30%      1.32%
Ratio of gross expenses to
  average net assets                           1.94%(E)       1.83%      1.64%        1.64%      1.60%(E)      1.60%      1.48%
Ratio of net investment income to
  average net assets                           0.07%(E)       1.11%      1.09%        0.80%      0.90%(E)      1.15%      0.63%
Portfolio turnover rate                          84%(E)         61%       140%          53%        62%(E)       128%        69%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Per share data calculated using average shares method.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  12.07         $  10.56
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                                    (0.09)            0.17
  Net realized and unrealized gains (losses) on investments                       (1.31)            1.92
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (1.40)            2.09
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                            (0.13)           (0.13)
  Distributions from net realized gains                                           (1.46)           (0.45)
------------------------------------------------------------------------------------------------------------
Total distributions                                                               (1.59)           (0.58)
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $   9.08         $  12.07
============================================================================================================
Total return (B)                                                                 (12.18%)(C)       20.54%(C)
============================================================================================================
Net assets at end of period (000s)                                             $    929         $    740
============================================================================================================
Ratio of net expenses to average net assets                                        2.20%(D)         2.19%(D)
Ratio of gross expenses to average net assets                                      2.57%(D)         2.49%(D)
Ratio of net investment income (loss) to average net assets                       (0.63%)(D)        0.89%(D)
Portfolio turnover rate                                                              84%(D)           61%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  17.86        $  18.14
------------------------------------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                                             (0.01)          (0.00)(B)
  Net realized and unrealized losses on investments                               (2.49)          (0.28)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (2.50)          (0.28)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                             (0.17)             --
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  15.19        $  17.86
============================================================================================================
Total return (C)                                                                 (14.12%)(D)      (1.54%)(D)
============================================================================================================
Net assets at end of period (000s)                                             $    136        $    210
============================================================================================================
Ratio of net expenses to average net assets                                        1.15%(E)        0.94%(E)
Ratio of gross expenses to average net assets                                      3.79%(E)       14.21%(E)
Ratio of net investment loss to average net assets                                (0.15%)(E)      (0.09%)(E)
Portfolio turnover rate                                                             139%(E)         193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

MID CAP FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED           PERIOD
                                                                               MARCH 31,          ENDED
                                                                                 2008         SEPTEMBER 30,
                                                                              (UNAUDITED)        2007(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  17.84        $  18.14
------------------------------------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                                             (0.07)          (0.02)
  Net realized and unrealized losses on investments                               (2.49)          (0.28)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (2.56)          (0.30)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                             (0.17)             --
------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  15.11        $  17.84
============================================================================================================
Total return (B)                                                                 (14.47%)(C)      (1.65%)(C)
============================================================================================================
Net assets at end of period (000s)                                             $     42        $     36
============================================================================================================
Ratio of net expenses to average net assets                                        1.90%(D)        1.35%(D)
Ratio of gross expenses to average net assets                                      3.43%(D)       28.68%(D)
Ratio of net investment loss to average net assets                                (0.86%)(D)      (0.51%)(D)
Portfolio turnover rate                                                             139%(D)         193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                        YEAR         PERIOD
                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,            ENDED        ENDED
                                               2008           ---------------------------------------     DEC. 31,     DEC. 31,
                                           (UNAUDITED)          2007          2006            2005(A)       2004        2003(B)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  17.91         $  15.28      $  15.36         $  13.29     $  12.79     $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   0.01             0.11          0.04            (0.01)        0.08         0.01
  Net realized and unrealized gains
    (losses) on investments                     (2.50)            2.65          1.00             2.47         2.70         3.99
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (2.49)            2.76          1.04             2.46         2.78         4.00
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends from net investment income             --            (0.13)        (0.03)              --        (0.09)          --
  Distributions from net realized gains         (0.17)              --         (1.09)           (0.39)       (2.19)       (1.21)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.17)           (0.13)        (1.12)           (0.39)       (2.28)       (1.21)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  15.25         $  17.91      $  15.28         $  15.36     $  13.29     $  12.79
===================================================================================================================================
Total return                                   (14.02%)(C)       18.13%         7.10%           18.53%(C)    21.78%       40.24%(C)
===================================================================================================================================
Net assets at end of period (000's)          $445,862         $482,047      $ 87,032         $    842     $    410     $    337
===================================================================================================================================
Ratio of net expenses to average net
  assets                                         0.90%(D)         0.90%         0.91%(E)         1.00%(D)     0.90%        0.90%(D)
Ratio of gross expenses to average net
  assets                                         1.03%(D)         1.06%         1.81%            8.23%(D)     0.90%        0.90%(D)
Ratio of net investment income (loss)
  to average net assets                          0.11%(D)         0.39%         0.82%           (0.02%)(D)    0.59%        0.12%(D)
Portfolio turnover rate                           139%(D)          193%          323%             120%(D)      193%         141%(D)

(A) For the nine-month period ended September 30, 2005. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(B) Represents the period from commencement of operations (January 2, 2003) through December 31, 2003.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.90%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED             YEAR            PERIOD
                                                             MARCH 31,           ENDED           ENDED
                                                               2008          SEPTEMBER 30,    SEPTEMBER 30,
                                                            (UNAUDITED)          2007            2006(A)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $  17.85          $  15.26        $  16.73
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  (0.06)             0.09            0.01
  Net realized and unrealized gains (losses) on investments     (2.45)             2.62           (1.48)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                (2.51)             2.71           (1.47)
--------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                             --             (0.12)             --
  Distributions from net realized gains                         (0.17)               --              --
--------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.17)            (0.12)             --
--------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $  15.17          $  17.85        $  15.26
==============================================================================================================
Total return                                                   (14.18%)(B)        17.84%          (8.79%)(B)
==============================================================================================================
Net assets at end of period (000's)                          $  4,251          $ 15,203        $    350
==============================================================================================================
Ratio of net expenses to average net assets                      1.15%(C)          1.14%           1.16%(C)(D)
Ratio of gross expenses to average net assets                    1.33%(C)          1.25%           1.82%(C)
Ratio of net investment income (loss) to average net assets     (0.31%)(C)        (0.12%)          0.63%(C)
Portfolio turnover rate                                           139%(C)           193%            323%

(A) Represents the period from commencement of operations (April 24, 2006) through September 30, 2006.

(B)   Not annualized

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------------
                                                                                 PERIOD
                                                                                  ENDED
                                                                                MARCH 31,
                                                                                2008(A)
                                                                               (UNAUDITED)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period                                          $  10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                             0.15
  Net realized and unrealized losses on investments                                (1.12)
---------------------------------------------------------------------------------------------
Total from investment operations                                                   (0.97)
---------------------------------------------------------------------------------------------
Dividends from net investment income                                               (0.15)
---------------------------------------------------------------------------------------------
Net asset value at end of period                                                $   8.88
=============================================================================================
Total return (B)                                                                   (9.72%)(C)
=============================================================================================
Net assets at end of period (000s)                                              $ 22,179
=============================================================================================
Ratio of net expenses to average net assets                                         1.19%(D)
Ratio of gross expenses to average net assets                                       1.60%(D)
Ratio of net investment income to average net assets                                5.48%(D)
Portfolio turnover rate                                                               99%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through March 31, 2008.

(B)   Total return shown excludes the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

PREMIUM YIELD EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------
                                                                                 PERIOD
                                                                                 ENDED
                                                                                MARCH 31,
                                                                                 2008(A)
                                                                               (UNAUDITED)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period                                          $  10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                             0.14
  Net realized and unrealized losses on investments                                (1.13)
--------------------------------------------------------------------------------------------
Total from investment operations                                                   (0.99)
--------------------------------------------------------------------------------------------
Dividends from net investment income                                               (0.13)
--------------------------------------------------------------------------------------------
Net asset value at end of period                                                $   8.88
============================================================================================
Total return (B)                                                                   (9.94%)(C)
============================================================================================
Net assets at end of period (000s)                                              $    451
============================================================================================
Ratio of net expenses to average net assets                                         1.94%(D)
Ratio of gross expenses to average net assets                                       5.04%(D)
Ratio of net investment income to average net assets                                4.80%(D)
Portfolio turnover rate                                                               99%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through March 31, 2008.

(B)   Total return shown excludes the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                            YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2008        -----------------------------------------------------------
                                                (UNAUDITED)            2007           2006            2005          2004(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $   9.15           $   7.60        $   7.81        $   6.80       $   6.74
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                               (0.02)             (0.05)          (0.06)          (0.06)            --
  Net realized and unrealized gains
    (losses) on investments                         (1.25)              1.60           (0.15)           1.07           0.06
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.27)              1.55           (0.21)           1.01           0.06
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 $   7.88           $   9.15        $   7.60        $   7.81       $   6.80
===============================================================================================================================
Total return                                       (13.88%)(B)         20.39%          (2.69%)         14.85%          0.89%(B)
===============================================================================================================================
Net assets at end of period (000s)               $161,063           $213,672        $182,001        $ 81,976       $ 32,591
===============================================================================================================================
Ratio of net expenses to average net assets          1.16%(C)           1.03%           1.10%           1.11%          1.10%(C)
Ratio of gross expenses to average net assets        1.22%(C)           1.03%           1.23%           1.19%          1.10%(C)
Ratio of net investment loss to average net assets  (0.49%)(C)         (0.67%)         (0.74%)         (0.62%)        (0.79%)(C)
Portfolio turnover rate                                40%(C)             24%             24%             24%            11%(C)

(A) Represents the period from commencement of operations (August 27, 2004) through Septembr 30, 2004.

(B)   Not annualized.

(C)   Annualized.

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                                                               YEAR ENDED
                                            ENDED                   YEAR ENDED SEPTEMBER 30,                      OCTOBER 31,
                                       MARCH 31, 2008    --------------------------------------------       ----------------------
                                         (UNAUDITED)       2007        2006         2005      2004(A)         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $   9.08       $   7.57    $   7.80    $   6.80    $   6.13       $   4.81      $   5.55
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                        (0.03)         (0.09)      (0.05)      (0.03)      (0.06)         (0.04)(B)     (0.04)
  Net realized and unrealized gains
    (losses) on investments                  (1.24)          1.60       (0.18)       1.03        0.73           1.36         (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.27)          1.51       (0.23)       1.00        0.67           1.32         (0.74)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $   7.81       $   9.08    $   7.57    $   7.80    $   6.80       $   6.13      $   4.81
==================================================================================================================================
Total return                                (13.99%)(C)     19.95%      (2.95%)     14.71%      10.93%(C)      27.44%       (13.33%)
==================================================================================================================================
Net assets at end of period (000s)        $308,071       $380,025    $365,390    $162,999    $ 70,027       $ 43,878      $ 32,818
==================================================================================================================================
Ratio of net expenses to
  average net assets                          1.41%(D)       1.29%       1.35%       1.36%       1.20%(D)       1.17%         1.16%
Ratio of gross expenses to
  average net assets                          1.46%(D)       1.35%       1.48%       1.44%       1.35%(D)       1.45%         1.43%
Ratio of net investment loss to
    average net assets                       (0.74%)(D)     (0.92%)     (0.99%)     (0.84%)     (0.95%)(D)     (0.81%)       (0.69%)
Portfolio turnover rate                         40%(D)         24%         24%         24%         11%(D)         28%           24%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Based on average shares outstanding.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SHORT DURATION FIXED INCOME FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2008      ---------------------------------------------------------------------
                                            (UNAUDITED)         2007          2006             2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   9.81         $   9.76      $   9.87         $  10.04     $  10.14      $  10.24
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.24             0.45          0.38             0.31         0.28          0.17(A)
  Net realized and unrealized gains
    (losses) on investments                      0.07             0.05         (0.07)           (0.10)       (0.10)         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.31             0.50          0.31             0.21         0.18          0.22
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.24)           (0.45)        (0.42)           (0.38)       (0.28)        (0.25)
  Distributions from net realized gains            --               --            --               --           --         (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.24)           (0.45)        (0.42)           (0.38)       (0.28)        (0.32)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   9.88         $   9.81      $   9.76         $   9.87     $  10.04      $  10.14
===================================================================================================================================
Total return                                     3.21%(B)         5.19%         3.23%            2.12%        1.84%         2.15%
===================================================================================================================================
Net assets at end of period (000's)          $ 53,157         $ 59,192      $ 76,090         $112,833     $172,213      $252,772
===================================================================================================================================
Ratio of net expenses to average net assets      0.74%(C)         0.74%         0.72%            0.61%        0.46%         0.41%
Ratio of gross expenses to average net
  assets                                         0.99%(C)         0.82%         0.74%            0.66%        0.60%         0.62%
Ratio of net investment income
  to average net assets                          4.90%(C)         4.62%         3.97%            3.18%        2.49%         1.65%
Portfolio turnover rate                            15%(C)           21%           10%              46%          84%          200%

(A)   Based on average shares outstanding.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED             PERIOD
                                                                         MARCH 31,            ENDED
                                                                            2008          SEPTEMBER 30,
                                                                         (UNAUDITED)          2007(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    $  20.48           $  21.55
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                                0.01              (0.00)(B)
  Net realized and unrealized losses on investments                          (2.02)             (1.07)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                             (2.01)             (1.07)
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                       (0.02)                --
  Distributions from net realized gains                                      (1.79)                --
----------------------------------------------------------------------------------------------------------
Total distributions                                                          (1.81)                --
----------------------------------------------------------------------------------------------------------
Net asset value at end of period                                          $  16.66           $  20.48
==========================================================================================================
Total return (C)                                                            (10.29%)(D)         (4.97%)(D)
==========================================================================================================
Net assets at end of period (000s)                                        $    772           $      8
==========================================================================================================
Ratio of net expenses to average net assets                                   1.50%(E)           1.49%(E)
Ratio of gross expenses to average net assets                                 1.74%(E)          72.28%(E)
Ratio of net investment income (loss) to average net assets                   0.07%(E)          (0.11%)(E)
Portfolio turnover rate                                                         71%(E)            127%

(A) Represents the period from commencement of operations (July 23, 2007) through September 30, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED             PERIOD
                                                                         MARCH 31,            ENDED
                                                                            2008          SEPTEMBER 30,
                                                                         (UNAUDITED)          2007(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    $  20.47           $  21.55
Loss from investment operations:
  Net investment loss                                                        (0.05)             (0.02)
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                          (2.03)             (1.06)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                             (2.08)             (1.08)
----------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                        (1.79)                --
----------------------------------------------------------------------------------------------------------
Net asset value at end of period                                          $  16.60           $  20.47
==========================================================================================================
Total return (B)                                                            (10.63%)(C)         (5.01%)(C)
==========================================================================================================
Net assets at end of period (000s)                                        $    118           $     81
==========================================================================================================
Ratio of net expenses to average net assets                                   2.25%(D)           2.09%(D)
Ratio of gross expenses to average net assets                                 3.12%(D)           2.37%(D)
Ratio of net investment loss to average net assets                           (0.75%)(D)         (0.69%)(D)
Portfolio turnover rate                                                         71%(D)            127%

(A) Represents the period from commencement of operations (July 23, 2007) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2008      --------------------------------------------------------------------
                                            (UNAUDITED)          2007         2006             2005         2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  20.48         $  18.94      $  18.35         $  16.21     $  12.72      $   9.27
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                  (0.01)           (0.02)        (0.08)            0.02        (0.04)        (0.01)
  Net realized and unrealized gains
    (losses) on investments                     (2.00)            2.05          0.96             3.76         3.75          3.47
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (2.01)            2.03          0.88             3.78         3.71          3.46
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.02)              --         (0.02)              --           --         (0.01)
  Distributions from net realized gains         (1.79)           (0.49)        (0.27)           (1.64)       (0.22)           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.81)           (0.49)        (0.29)           (1.64)       (0.22)        (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  16.66         $  20.48      $  18.94         $  18.35     $  16.21      $  12.72
==================================================================================================================================
Total return                                   (10.29%)(A)       10.77%         4.84%           24.32%       29.36%        37.29%
==================================================================================================================================
Net assets at end of period (000s)           $148,372         $204,027      $249,431         $ 74,235     $ 14,533      $  5,740
==================================================================================================================================
Ratio of net expenses to average net assets      1.50%(B)         1.58%         1.63%(C)         1.46%        1.45%         1.40%
Ratio of gross expenses to average net
  assets                                         1.65%(B)         1.71%         1.65%            2.04%        1.82%         3.64%
Ratio of net investment income (loss)
  to average net assets                         (0.08%)(B)       (0.01%)       (0.43%)           0.29%       (0.23%)       (0.26%)
Portfolio turnover rate                            71%(B)          127%           99%             193%         272%          245%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

STRATEGIC VALUE AND HIGH INCOME FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED               PERIOD
                                                                     MARCH 31,             ENDED
                                                                       2008             SEPTEMBER 30,
                                                                    (UNAUDITED)            2007(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                               $  15.13             $  15.15
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                  0.11                 0.25
  Net realized and unrealized losses on investments                     (1.01)               (0.05)
------------------------------------------------------------------------------------------------------
Total from investment operations                                        (0.90)                0.20
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                  (0.05)               (0.20)
  Distributions from net realized gains                                 (3.83)               (0.02)
------------------------------------------------------------------------------------------------------
Total distributions                                                     (3.88)               (0.22)
------------------------------------------------------------------------------------------------------
Net asset value at end of period                                     $  10.35             $  15.13
======================================================================================================
Total return (B)                                                        (6.76%)(C)            1.22%(C)
======================================================================================================
Net assets at end of period (000s)                                   $    216             $    150
======================================================================================================
Ratio of net expenses to average net assets                              0.50%(D)             0.50%(D)
Ratio of gross expenses to average net assets                            7.49%(D)             8.51%(D)
Ratio of net investment income to average net assets                     2.96%(D)             2.63%(D)
Portfolio turnover rate                                                    71%(D)              124%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

STRATEGIC VALUE AND HIGH INCOME FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

---------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED              PERIOD
                                                                         MARCH 31,            ENDED
                                                                           2008            SEPTEMBER 30,
                                                                        (UNAUDITED)           2007(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   $  15.16            $  15.15
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                      0.21                0.13
  Net realized and unrealized losses on investments                         (1.16)              (0.03)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                            (0.95)               0.10
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                      (0.04)              (0.07)
  Distributions from net realized gains                                     (3.83)              (0.02)
---------------------------------------------------------------------------------------------------------
Total distributions                                                         (3.87)              (0.09)
---------------------------------------------------------------------------------------------------------
Net asset value at end of period                                         $  10.34            $  15.16
=========================================================================================================
Total return (B)                                                            (7.16%)(C)           0.57%(C)
=========================================================================================================
Net assets at end of period (000s)                                       $      8            $      5
=========================================================================================================
Ratio of net expenses to average net assets                                  1.25%(D)            1.25%(D)
Ratio of gross expenses to average net assets                                7.26%(D)           20.52%(D)
Ratio of net investment income to average net assets                         1.73%(D)            1.69%(D)
Portfolio turnover rate                                                        71%(D)             124%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

STRATEGIC VALUE AND HIGH INCOME FUND -- CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                              YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     ---------------------------------------------------------------------
                                             (UNAUDITED)         2007         2006             2005         2004         2003(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  15.01         $  14.44      $  14.21         $  14.01     $  12.58      $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.18             0.38          0.25             0.72         0.47          0.25
  Net realized and unrealized gains
    (losses) on investments                     (1.07)            0.55          0.32(B)          1.18         1.53          2.58
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (0.89)            0.93          0.57             1.90         2.00          2.83
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.06)           (0.34)        (0.25)           (0.72)       (0.47)        (0.25)
  Distributions from net realized gains         (3.83)           (0.02)        (0.09)           (0.98)       (0.10)           --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (3.89)           (0.36)        (0.34)           (1.70)       (0.57)        (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  10.23         $  15.01      $  14.44         $  14.21     $  14.01      $  12.58
===================================================================================================================================
Total return                                    (6.78%)(C)        6.46%         4.03%           14.22%       16.04%        28.57%(C)
===================================================================================================================================
Net assets at end of period (000s)           $    668         $  1,010      $  2,542         $    806     $    706      $    443
===================================================================================================================================
Ratio of net expenses to average net assets      0.25%(D)         0.25%         0.30%(E)         0.25%        0.25%         0.25%(D)
Ratio of gross expenses to average net
  assets                                         9.08%(D)         3.88%         2.62%            4.71%        1.36%        21.93%(D)
Ratio of net investment income to average
  net assets                                     3.06%(D)         2.07%         1.76%            5.51%        3.23%         3.27%(D)
Portfolio turnover rate                            71%(D)          124%           84%             130%         411%          397%(D)

(A) Represents the period from commencement of operations (October 31, 2002) through September 30, 2003.

(B) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of sale and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.25%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

ULTRA SHORT DURATION FIXED INCOME FUND -- CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

---------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                             YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     -------------------------------------------------------------------
                                             (UNAUDITED)         2007         2006           2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  10.08         $  10.06      $  10.08       $  10.12     $  10.17      $  10.23
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.26             0.53          0.44           0.30         0.21          0.08(A)
  Net realized and unrealized gains
    (losses) on investments                     (0.15)            0.01         (0.02)         (0.03)       (0.05)         0.06
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.11             0.54          0.42           0.27         0.16          0.14
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.26)           (0.52)        (0.44)         (0.31)       (0.21)        (0.19)
  Distributions from net realized gains            --               --            --             --           --         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.26)           (0.52)        (0.44)         (0.31)       (0.21)        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   9.93         $  10.08      $  10.06       $  10.08     $  10.12      $  10.17
=================================================================================================================================
Total return                                     1.05%(B)         5.48%         4.28%          2.67%        1.63%         1.40%
=================================================================================================================================
Net assets at end of period (000s)           $179,612         $146,045      $173,716       $305,222     $391,934      $462,567
=================================================================================================================================
Ratio of net expenses to average net
  assets                                         0.69%(C)         0.69%         0.69%          0.59%        0.46%         0.41%
Ratio of gross expenses to average net
  assets                                         0.87%(C)         0.75%         0.69%          0.62%        0.58%         0.62%
Ratio of net investment income to average
  net assets                                     5.10%(C)         5.25%         4.30%          2.93%        2.08%         0.78%
Portfolio turnover rate                            24%(C)           26%           38%            68%          44%          222%

(A)   Based on average shares outstanding.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED             PERIOD
                                                                              MARCH 31,            ENDED
                                                                                 2008           SEPTEMBER 30,
                                                                              (UNAUDITED)          2007(A)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  17.85           $  19.51
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                            0.09               0.09
  Net realized and unrealized gains (losses) on investments                       (1.02)              1.95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (0.93)              2.04
--------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                            (0.08)             (0.12)
  Distributions from net realized gains                                           (1.43)             (3.58)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                               (1.51)             (3.70)
--------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  15.41           $  17.85
==============================================================================================================
Total return (B)                                                                  (5.57%)(C)         11.90%(C)
==============================================================================================================
Net assets at end of period (000s)                                             $  2,614           $    472
==============================================================================================================
Ratio of net expenses to average net assets                                        1.27%(D)           1.31%(D)
Ratio of gross expenses to average net assets                                      1.46%(D)           1.31%(D)
Ratio of net investment income to average net assets                               1.07%(D)           0.77%(D)
Portfolio turnover rate                                                              93%(D)             62%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

---------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED             PERIOD
                                                                              MARCH 31,            ENDED
                                                                                 2008           SEPTEMBER 30,
                                                                              (UNAUDITED)          2007(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         $  17.81            $  19.51
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                            0.06                0.05
  Net realized and unrealized gains (losses) on investments                       (1.04)               1.93
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (0.98)               1.98
---------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                            (0.03)              (0.10)
  Distributions from net realized gains                                           (1.43)              (3.58)
---------------------------------------------------------------------------------------------------------------
Total distributions                                                               (1.46)              (3.68)
---------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                               $  15.37            $  17.81
===============================================================================================================
Total return (B)                                                                  (5.88%)(C)          11.52%(C)
===============================================================================================================
Net assets at end of period (000s)                                             $    964            $    423
===============================================================================================================
Ratio of net expenses to average net assets                                        2.00%(D)            1.86%(D)
Ratio of gross expenses to average net assets                                      2.35%(D)            1.86%(D)
Ratio of net investment income to average net assets                               0.37%(D)            0.20%(D)
Portfolio turnover rate                                                              93%(D)              62%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND -- CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

---------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                              YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2008     -------------------------------------------------------------------
                                             (UNAUDITED)         2007         2006             2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  17.83         $  18.89      $  19.00         $  16.51     $  14.18      $  11.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.08             0.18          0.10             0.04         0.06          0.05
  Net realized and unrealized gains
    (losses) on investments                     (1.00)            2.52          1.38             3.90         2.84          2.47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (0.92)            2.70          1.48             3.94         2.90          2.52
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.08)           (0.18)        (0.10)           (0.04)       (0.06)        (0.05)
  Distributions from net realized gains         (1.43)           (3.58)        (1.49)           (1.41)       (0.51)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.51)           (3.76)        (1.59)           (1.45)       (0.57)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  15.40         $  17.83      $  18.89         $  19.00     $  16.51      $  14.18
=================================================================================================================================
Total return                                    (5.51%)(A)       15.83%         8.35%           24.83%       20.75%        21.61%
=================================================================================================================================
Net assets at end of period (000s)           $117,918         $106,912      $100,038         $171,251     $ 59,714      $ 46,673
=================================================================================================================================
Ratio of net expenses to average net assets      1.24%(B)         1.12%         1.19%(C)         1.13%        1.08%         1.13%
Ratio of gross expenses to average net
  assets                                         1.29%(B)         1.17%         1.19%            1.13%        1.08%         1.13%
Ratio of net investment income to average
  net assets                                     1.10%(B)         1.03%         0.49%            0.24%        0.39%         0.43%
Portfolio turnover rate                            93%(B)           62%           80%              75%          55%           67%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.18%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Funds Group Trust (the Trust), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the following twelve mutual funds, individually, a Fund, and collectively, the Funds:

Touchstone Clover Core Fixed Income Fund

Touchstone Diversified Small Cap Value Fund

Touchstone Healthcare and Biotechnology Fund

Touchstone International Equity Fund

Touchstone Mid Cap Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Strategic Value and High Income Fund

Touchstone Ultra Short Duration Fixed Income Fund

Touchstone Value Opportunities Fund

The Strategic Value and High Income Fund is a "Fund of Funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Healthcare and Biotechnology Fund and Sands Capital Select Growth Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non- U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes. As of March 31, 2008, the International Equity Fund had the following forward foreign currency exchange contracts outstanding as follows:

 SETTLEMENT                          TO RECEIVE/      INITIAL          MARKET       NET UNREALIZED
    DATE                             TO DELIVER        VALUE           VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------
Contract to Buy
4/1/08                               53,000 GBP      $  105,672      $   105,148     $        (524)
Contract to Sell
4/1/08                               67,165 EUR      $  105,672      $   106,047     $        (375)
                                                                                     -------------
                                                                                     $        (899)
                                                                                     =============
-----------------------------------------------------------------------------------------------------

GBP - Great Britain Pound
EUR - Euro

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2008, the following Funds loaned securities and received collateral as follows:

                                                FAIR VALUE OF        VALUE OF
                                                 SECURITIES         COLLATERAL
                                                   LOANED            RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund               $  16,314,196      $   16,963,710
Healthcare and Biotechnology Fund              $   4,427,389      $    4,540,787
International Equity Fund                      $     134,237      $      136,998
Mid Cap Fund                                   $  39,108,371      $   40,999,800
Sands Capital Select Growth Fund               $  75,270,572      $   76,625,594
Small Cap Value Opportunities Fund             $  15,237,805      $   15,942,453
Value Opportunities Fund                       $   5,279,555      $    5,428,674

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, and Class I shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- The Healthcare and Biotechnology Fund, International Equity Fund, Mid Cap Fund, and Small Cap Value Opportunities Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Diversified Small Cap Value Fund, Sands Capital Select Growth Fund, Strategic Value and High Income Fund, and Value Opportunities Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Clover Core Fixed Income Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure. In addition to the Fund's direct expense, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2008:

                                                        DIVERSIFIED
                                        CLOVER CORE      SMALL CAP      HEALTHCARE AND     INTERNATIONAL
                                       FIXED INCOME        VALUE         BIOTECHNOLOGY        EQUITY
                                           FUND            FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------
Purchases of investment securities      $  299,202   $    42,222,333  $    57,190,827   $     53,911,276
----------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities      $       --   $    81,252,888  $    39,534,211   $     90,602,400
----------------------------------------------------------------------------------------------------------

                                                                          SANDS CAPITAL     SHORT DURATION
                                                            PREMIUM          SELECT             FIXED
                                          MID CAP        YIELD EQUITY        GROWTH             INCOME
                                           FUND              FUND             FUND               FUND
------------------------------------------------------------------------------------------------------------
Purchases of investment securities      $341,403,340     $ 30,663,556    $   110,472,492     $      747,728
------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities      $322,684,841     $ 5,945,674     $   139,717,948     $           --
------------------------------------------------------------------------------------------------------------

                                         SMALL CAP         STRATEGIC          ULTRA
                                           VALUE        VALUE AND HIGH   SHORT DURATION         VALUE
                                       OPPORTUNITIES        INCOME        FIXED INCOME       OPPORTUNITIES
                                           FUND              FUND             FUND               FUND
-----------------------------------------------------------------------------------------------------------
Purchases of investment securities      $58,563,468        $ 356,964     $     2,741,668    $ 73,377,138
-----------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities      $84,673,326        $ 412,652     $     --           $ 50,626,610
-----------------------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of March 31, 2008, 100% of the Premium Yield Equity Fund was owned by Western-Southern and subsidiaries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Prior to March 2, 2008, the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 31, 2009:

                                                                      "OTHER           TOTAL
                                                       ADVISORY       EXPENSE"        EXPENSE
                                                         FEES           CAP             CAP
----------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund - Class I                  0.45%         0.40%           0.85%
Diversified Small Cap Value Fund - Class A               0.85          0.35            1.45
Diversified Small Cap Value Fund - Class C               0.85          0.35            2.20
Diversified Small Cap Value Fund - Class Z               0.85          0.35            1.45
Healthcare and Biotechnology Fund - Class A              1.00          0.30            1.55
Healthcare and Biotechnology Fund - Class C              1.00          0.30            2.30
International Equity Fund - Class A                      0.95          0.25(1)         1.45(1)
International Equity Fund - Class C                      0.95          0.25(1)         2.20(1)
Mid Cap Fund - Class A                                   0.80          0.10            1.15
Mid Cap Fund - Class C                                   0.80          0.10            1.90
Mid Cap Fund - Class Y                                   0.80          0.10            0.90
Mid Cap Fund - Class Z                                   0.80          0.10            1.15
Premium Yield Equity Fund - Class A                      0.70          0.25            1.20
Premium Yield Equity Fund - Class C                      0.70          0.25            1.95
Sands Capital Select Growth Fund - Class Y               0.85          0.25            1.10
Sands Capital Select Growth Fund - Class Z               0.85          0.25            1.35
Short Duration Fixed Income Fund - Class Z               0.25          0.24            0.74
Small Cap Value Opportunities Fund - Class A             0.95          0.30            1.50
Small Cap Value Opportunities Fund - Class C             0.95          0.30            2.25
Small Cap Value Opportunities Fund - Class Z             0.95          0.30            1.50
Strategic Value and High Income Fund - Class A           0.10          0.15            0.50
Strategic Value and High Income Fund - Class C           0.10          0.15            1.25
Strategic Value and High Income Fund - Class Y           0.10          0.15            0.25
Ultra Short Duration Fixed Income Fund - Class Z         0.25          0.19            0.69
Value Opportunities Fund - Class A                       0.74          0.20            1.19
Value Opportunities Fund - Class C                       0.74          0.20            1.94
Value Opportunities Fund - Class Z                       0.74          0.20            1.19

(1) This fee waiver obligation may be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The "Other Expense Cap" was terminated effective March 1, 2008.

Effective March 2, 2008, the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 31, 2009:

                                                      CLASS A    CLASS C    CLASS Y    CLASS Z    CLASS I
------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund                            --         --         --         --       0.85%
Diversified Small Cap Value Fund                       1.45%      2.20%        --       1.45%        --
Healthcare and Biotechnology Fund                      1.55%      2.30%        --         --         --
International Equity Fund                              1.45%      2.20%        --         --         --
Mid Cap Fund                                           1.15%      1.90%      0.90%      1.15%        --
Premium Yield Equity Fund                              1.20%      1.95%        --         --         --
Short Duration Fixed Income Fund                         --         --         --       0.74%        --
Small Cap Value Opportunities Fund                     1.50%      2.25%        --       1.50%        --
Strategic Value and High Income Fund                   0.50%      1.25%      0.25%        --         --
Ultra Short Duration Fixed Income Fund                   --         --         --       0.69%        --
Value Opportunities Fund                               1.19%      1.94%        --       1.19%        --

The Advisor has agreed to limit certain Funds other operating expenses ("Other Expenses") to the following levels. These expense limitations will remain in effect until at least January 31, 2009.

                                                          CLASS Y       CLASS Z
--------------------------------------------------------------------------------
Sands Capital Select Growth Fund                           0.25%         0.25%
--------------------------------------------------------------------------------

In addition to the base advisory fee shown above, for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund's benchmark index, for the preceding twelve month period, as follows:

                                           BASE             ANNUAL
                                         ADVISORY         ADJUSTMENT        BENCHMARK         BENCHMARK
                                           FEES              RATE            INDEX           THRESHOLD(1)
---------------------------------------------------------------------------------------------------------
                                                                          Russell 1000
Sands Capital Select Growth Fund          0.85%            +/-0.15%       Growth Index         +/-2.50%

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

For the six months ended March 31, 2008, the Advisor's base fee was increased by $212,541 as a result of the performance fee adjustment.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

During the six months ended March 31, 2008, the Advisor waived investment advisory fees, administration fees and/or reimbursed expenses of the Funds as follows:

                                            INVESTMENT                     OTHER OPERATING
                                             ADVISORY      ADMINISTRATION    EXPENSES
                                           FEES WAIVED      FEES WAIVED      REIMBURSED
--------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund            $           --   $       17,502   $           --
Diversified Small Cap Value Fund         $           --   $      119,465   $           --
Healthcare and Biotechnology Fund        $           --   $       45,174   $           --
International Equity Fund                $       18,124   $      129,321   $      164,589
Mid Cap Fund                             $           --   $      313,022   $           --
Premium Yield Equity Fund                $           --   $       13,895   $       19,264
Sands Capital Select Growth Fund         $           --   $      143,984   $           --
Short Duration Fixed Income Fund         $       14,115   $       56,147   $           --
Small Cap Value Opportunities Fund       $           --   $      132,882   $           --
Strategic Value and High Income Fund     $          510   $        1,019   $       41,200
Ultra Short Duration Fixed Income Fund   $           --   $      151,457   $           --
Value Opportunities Fund                 $           --   $       31,674   $           --
--------------------------------------------------------------------------------------------

The Advisor has entered into investment sub-advisory agreements with the following parties:

AXA ROSENBERG INVESTMENT MANAGEMENT LLC    DIAMOND HILL CAPITAL MANAGEMENT, INC.
International Equity Fund                  Small Cap Value Opportunities Fund

SANDS CAPITAL MANAGEMENT, LLC              TURNER INVESTMENT PARTNERS, INC.
Sands Capital Select Growth Fund           Healthcare and Biotechnology Fund
                                           Mid Cap Fund
CLOVER CAPITAL MANAGEMENT, INC.            Small Cap Value Opportunities Fund
Clover Core Fixed Income Fund
Diversified Small Cap Value Fund           JAMES INVESTMENT RESEARCH, INC.
Value Opportunities Fund                   Small Cap Value Opportunities Fund

CHARTWELL INVESTMENT PARTNERS
Premium Yield Equity Fund
Short Duration Fixed Income Fund
Ultra Short Duration Fixed Income Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets. However, through February 28, 2008, the administration fees were limited to an annual fee of 0.146% of the aggregate average daily net assets of the Trust. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2008, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                    AMOUNT
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                                    $      1,744
Diversified Small Cap Value Fund                                 $     56,406
Healthcare and Biotechnology Fund                                $     22,555
Mid Cap Fund                                                     $      1,402
Premium Yield Equity Fund                                        $        177
Sands Capital Select Growth Fund                                 $     66,990
Short Duration Fixed Income Fund                                 $     32,350
Small Cap Value Opportunities Fund                               $     77,292
Strategic Value and High Income Fund                             $      1,019
Ultra Short Duration Fixed Income Fund                           $     43,369
Value Opportunities Fund                                         $     15,972

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, International Equity Fund, Mid Cap Fund, Premium Yield Equity Fund, Small Cap Value Opportunities Fund, Strategic Value and High Income Fund, and Value Opportunities Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for providing shareholder services to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder service of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, International Equity Fund, Mid Cap Fund, Premium Yield Equity Fund, Small Cap Value Opportunities Fund, Strategic Value and High Income Fund, and Value Opportunities Fund (Class C Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for providing shareholder services to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual rate not to exceed 1.00% and 0.25%, respectively, of the average daily net assets of Class C shares. The combination of these fees is not to exceed 1.00% of the average daily net assets of Class C shares.

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Diversified Small Cap Value Fund, Mid Cap Fund, Sands Capital Select Growth Fund, Short Duration Fixed Income Fund, Small Cap Value Opportunities Fund, Ultra Short Duration Fixed Income Fund, and Value Opportunities Fund (Class Z
Plan) under which each Fund may directly or indirectly bear expenses for providing shareholder services. The Fund will incur and/or reimburse expense for shareholder service of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended March 31, 2008:

                                                                    AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                                  $       300
Healthcare and Biotechnology Fund                                 $    27,419
International Equity Fund                                         $     2,342
Mid Cap Fund                                                      $       428
Premium Yield Equity Fund                                         $        49
Small Cap Value Opportunities Fund                                $       833
Strategic Value and High Income Fund                              $       730
Value Opportunities Fund                                          $     2,430

In addition, the Underwriter collected $65, $3,415, $277, $1 and $2 of contingent deferred sales charges on the redemption of Class C shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, International Equity Fund, Strategic Value and High Income Fund and Value Opportunities Fund, respectively, for the six months ended March 31, 2008.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

Investments made by the Strategic Value and High Income Fund in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act.

A summary of the investment and income activity of the Strategic Value and High Income Fund in each Affiliated Company's shares is as follows:

                                                      SHARE ACTIVITY
                                       ---------------------------------------------
                                       BALANCE                              BALANCE                REALIZED      VALUE
AFFILIATED INVESTMENT                  09/30/07    PURCHASES     SALES      03/31/08   DIVIDENDS     LOSS       03/31/08
----------------------------------------------------------------------------------------------------------------------------
Touchstone Funds Group Trust
  Diversified Small Cap Value Fund      34,932      19,296     (14,991)      39,237    $     --    $(63,371)    $492,419
----------------------------------------------------------------------------------------------------------------------------
Touchstone Investment Trust
  High Yield Fund                       51,452       9,228     (17,298)      43,382    $ 16,910    $ (7,660)    $371,350
----------------------------------------------------------------------------------------------------------------------------

In addition, each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2008, is as follows:

                                                                 SHARE ACTIVITY
                                             ------------------------------------------------------
                                             BALANCE                                      BALANCE                        VALUE
                                             09/30/07      PURCHASES        SALES         03/31/08      DIVIDENDS      03/31/08
----------------------------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund                   --           540,747       (360,391)        180,356    $       543    $   180,356
----------------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Value Fund                --         8,243,677     (6,278,277)      1,965,400    $     5,853    $ 1,965,400
----------------------------------------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund               --        16,857,325    (14,866,986)      1,990,339    $    19,897    $ 1,990,339
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                       --         1,308,102     (1,027,053)        281,049    $       656    $   281,049
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                    --        48,473,974    (15,618,785)     32,855,189    $    74,190    $32,855,189
----------------------------------------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                       --         1,587,497     (1,000,387)        587,110    $     2,405    $   587,110
----------------------------------------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund                --        40,573,638    (37,087,157)      3,486,481    $    45,050    $ 3,486,481
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund                --        13,892,681    (12,796,905)      1,095,776    $     9,708    $ 1,095,776
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund              --        17,566,376     (8,843,811)      8,722,565    $    32,888    $ 8,722,565
----------------------------------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund          --        17,784,543    (13,952,242)      3,832,301    $    12,093    $ 3,832,301
----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                        --         8,467,312     (5,638,635)      2,828,677    $     7,037    $ 2,828,677
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                         CLOVER CORE                 DIVERSIFIED               HEALTHCARE AND
                                                         FIXED INCOME                 SMALL CAP                 BIOTECHNOLOGY
                                                             FUND                     VALUE FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                    ENDED           YEAR        ENDED           YEAR         ENDED           YEAR
                                                  MARCH 31,         ENDED     MARCH 31,         ENDED      MARCH 31,         ENDED
                                                    2008          SEPT. 30,     2008          SEPT. 30,      2008          SEPT. 30,
                                                 (UNAUDITED)        2007     (UNAUDITED)       2007(A)    (UNAUDITED)       2007(B)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                         --             --          7,763         13,314      1,900,786        577,797
Shares reinvested                                     --             --          4,888            175        322,957        118,145
Shares redeemed                                       --             --         (2,509)        (3,002)      (928,932)    (1,244,584)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         --             --         10,142         10,487      1,294,811       (548,642)
Shares outstanding, beginning of period               --             --         10,487             --      2,914,817      3,463,459
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     --             --         20,629         10,487      4,209,628      2,914,817
====================================================================================================================================

CLASS C
Shares issued                                         --             --         29,210          3,821        259,730         77,729
Shares reinvested                                     --             --          1,614            239          6,931              2
Shares redeemed                                       --             --         (4,636)            --        (31,137)        (1,024)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    --             --         26,188          4,060        235,524         76,707
Shares outstanding, beginning of period               --             --          4,060             --         76,707             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     --             --         30,248          4,060        312,231         76,707
====================================================================================================================================

CLASS Z
Shares issued                                         --             --        432,112        835,178             --             --
Shares reinvested                                     --             --      3,072,326      3,697,084             --             --
Shares redeemed                                       --             --     (2,720,391)    (5,758,231)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         --             --        784,047     (1,225,969)            --             --
Shares outstanding, beginning of period               --             --      9,102,690     10,328,659             --             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     --             --      9,886,737      9,102,690             --             --
====================================================================================================================================

CLASS I
Shares issued                                    244,879        299,959             --             --             --             --
Shares reinvested                                 43,950         96,670             --             --             --             --
Shares redeemed                                 (452,559)      (609,712)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding              (163,730)      (213,083)            --             --             --             --
Shares outstanding, beginning of period        2,049,969      2,263,052             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period              1,886,239      2,049,969             --             --             --             --
====================================================================================================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B) Class C represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                    INTERNATIONAL EQUITY                MID CAP           PREMIUM YIELD
                                                             FUND                         FUND             EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                    SIX MONTHS                     PERIOD
                                                    ENDED          YEAR           ENDED          YEAR         ENDED
                                                  MARCH 31,        ENDED        MARCH 31,        ENDED       MARCH 31,
                                                    2008         SEPT. 30,        2008         SEPT. 30,      2008(C)
                                                 (UNAUDITED)      2007(A)      (UNAUDITED)      2007(B)     (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                       541,937        597,932          3,256         12,263      2,456,569
Shares reinvested                                    84,561        190,932             77             --         40,948
Shares redeemed                                  (2,177,283)    (2,964,722)        (6,139)          (476)            --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding    (1,550,785)    (2,175,858)        (2,806)        11,787      2,497,517
Shares outstanding, beginning of period          12,751,863     14,927,721         11,787             --             --
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                11,201,078     12,751,863          8,981         11,787      2,497,517
=========================================================================================================================

CLASS C
Shares issued                                        41,527         61,670          1,051          2,002         50,029
Shares reinvested                                     7,107             85             28             --            709
Shares redeemed                                      (7,625)          (406)          (276)            --             --
-------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                   41,009         61,349            803          2,002         50,738
Shares outstanding, beginning of period              61,349             --          2,002             --             --
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   102,358         61,349          2,805          2,002         50,738
=========================================================================================================================

CLASS Y
Shares issued                                            --             --      5,664,395     23,351,224             --
Shares reinvested                                        --             --         62,610          5,229             --
Shares redeemed                                          --             --     (3,411,294)    (2,141,213)            --
-------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                       --             --      2,315,711     21,215,240             --
Shares outstanding, beginning of period                  --             --     26,912,116      5,696,876             --
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                        --             --     29,227,827     26,912,116             --
=========================================================================================================================

CLASS Z
Shares issued                                            --             --         94,610        938,463             --
Shares reinvested                                        --             --          8,376            117             --
Shares redeemed                                          --             --       (674,636)      (109,748)            --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            --             --       (571,650)       828,832             --
Shares outstanding, beginning of period                  --             --        851,788         22,956             --
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                        --             --        280,138        851,788             --
=========================================================================================================================

(A) Class C represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B) Classes A and C represent the period from commencement of operations (May 14, 2007) through September 30, 2007.

(C) Represents the period from commencement of operations (December 3, 2007) through March 31, 2008.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                               SANDS CAPITAL SELECT          SHORT DURATION FIXED         SMALL CAP VALUE
                                                   GROWTH FUND                   INCOME FUND            OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                               ENDED          YEAR           ENDED          YEAR         ENDED         YEAR
                                             MARCH 31,        ENDED        MARCH 31,        ENDED       MARCH 31,      ENDED
                                               2008         SEPT. 30,        2008         SEPT. 30,       2008       SEPT. 30,
                                            (UNAUDITED)       2007        (UNAUDITED)       2007      (UNAUDITED)     2007(A)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                      --             --             --             --         45,814            375
Shares reinvested                                  --             --             --             --          1,773             --
Shares redeemed                                    --             --             --             --         (1,654)            --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                 --             --             --             --         45,933            375
Shares outstanding, beginning of period            --             --             --             --            375             --
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  --             --             --             --         46,308            375
=================================================================================================================================

CLASS C
Shares issued                                      --             --             --             --          2,787          3,942
Shares reinvested                                  --             --             --             --            402             --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                 --             --             --             --          3,189          3,942
Shares outstanding, beginning of period            --             --             --             --          3,942             --
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  --             --             --             --          7,131          3,942
=================================================================================================================================

CLASS Y
Shares issued                               4,668,052      8,624,881             --             --             --             --
Shares redeemed                            (7,586,280)    (9,208,013)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding         (2,918,228)      (583,132)            --             --             --             --
Shares outstanding, beginning of period    23,355,229     23,938,361             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period          20,437,001     23,355,229             --             --             --             --
=================================================================================================================================

CLASS Z
Shares issued                               4,066,340     11,118,165         44,629        225,346        636,805      3,458,155
Shares reinvested                                  --             --        137,421        302,626        889,469        284,028
Shares redeemed                            (6,473,830)   (17,560,077)      (831,191)    (2,289,520)    (2,583,265)    (6,948,731)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding         (2,407,490)    (6,441,912)      (649,141)    (1,761,548)    (1,056,991)    (3,206,548)
Shares outstanding, beginning of period    41,849,517     48,291,429      6,031,938      7,793,486      9,960,681     13,167,229
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period          39,442,027     41,849,517      5,382,797      6,031,938      8,903,690      9,960,681
=================================================================================================================================

(A) Classes A and C represent the period from commencement of operations (July 23, 2007) through September 30, 2007.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                   STRATEGIC VALUE AND           ULTRA SHORT DURATION      VALUE OPPORTUNITIES
                                                    HIGH INCOME FUND              FIXED INCOME FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR           ENDED          YEAR         ENDED         YEAR
                                                 MARCH 31,       ENDED         MARCH 31,       ENDED      MARCH 31,       ENDED
                                                   2008        SEPT. 30,         2008        SEPT. 30,      2008        SEPT. 30,
                                               (UNAUDITED)      2007(A)      (UNAUDITED)       2007      (UNAUDITED)     2007(A)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                     10,018         10,145             --             --        169,341         29,890
Shares reinvested                                  4,358             74             --             --          6,387            134
Shares redeemed                                   (3,455)          (270)            --             --        (32,544)        (3,596)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                10,921          9,949             --             --        143,184         26,428
Shares outstanding, beginning of period            9,949             --             --             --         26,428             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                 20,870          9,949             --             --        169,612         26,428
====================================================================================================================================

CLASS C
Shares issued                                      2,303            346             --             --         44,227         25,258
Shares reinvested                                    713             --             --             --          2,740            201
Shares redeemed                                   (2,588)            --             --             --         (7,982)        (1,695)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                   428            346             --             --         38,985         23,764
Shares outstanding, beginning of period              346             --             --             --         23,764             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    774            346             --             --         62,749         23,764
====================================================================================================================================

CLASS Y
Shares issued                                      3,943          3,986             --             --             --             --
Shares reinvested                                 19,594          2,341             --             --             --             --
Shares redeemed                                  (25,510)      (115,037)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                (1,973)      (108,710)            --             --             --             --
Shares outstanding, beginning of period           67,272        175,982             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                 65,299         67,272             --             --             --             --
====================================================================================================================================

CLASS Z
Shares issued                                         --             --      6,533,483      2,872,100      1,757,063        985,780
Shares reinvested                                     --             --        400,406        765,481        533,619      1,102,429
Shares redeemed                                       --             --     (3,338,923)    (6,416,115)      (627,969)    (1,388,951)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         --             --      3,594,966     (2,778,534)     1,662,713        699,258
Shares outstanding, beginning of period               --             --     14,493,406     17,271,940      5,996,419      5,297,161
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     --             --     18,088,372     14,493,406      7,659,132      5,996,419
====================================================================================================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through September 30, 2007.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

THE TAX CHARACTER OF DISTRIBUTIONS PAID FOR THE PERIODS ENDED SEPTEMBER 30, 2007 AND 2006 WAS AS FOLLOWS:

                                         CLOVER CORE                        DIVERSIFIED                     HEALTHCARE AND
                                         FIXED INCOME                     SMALL CAP VALUE                   BIOTECHNOLOGY
                                             FUND                              FUND                              FUND
----------------------------------------------------------------------------------------------------------------------------------
                                    YEAR             YEAR             YEAR             YEAR             YEAR             YEAR
                                    ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                    2007             2006             2007             2006             2007             2006
----------------------------------------------------------------------------------------------------------------------------------
From ordinary income           $      961,663   $    1,134,635   $   15,097,780   $           --   $           --   $      955,188
From long-term capital gains               --          521,373       59,766,378       60,867,084        1,868,704          830,889
----------------------------------------------------------------------------------------------------------------------------------
                               $      961,663   $    1,656,008   $   74,864,158   $   60,867,084   $    1,868,704   $    1,786,077
----------------------------------------------------------------------------------------------------------------------------------

                                        INTERNATIONAL                                                      SANDS CAPITAL
                                            EQUITY                            MID CAP                      SELECT GROWTH
                                             FUND                              FUND                             FUND
----------------------------------------------------------------------------------------------------------------------------------
                                    YEAR             YEAR             YEAR             YEAR             YEAR             YEAR
                                    ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                    2007             2006             2007             2006             2007             2006
----------------------------------------------------------------------------------------------------------------------------------
From ordinary income           $    1,945,684   $    1,747,820   $    1,512,452   $       38,696   $           --   $           --
From long-term capital gains        6,593,273               --               --           23,995               --               --
----------------------------------------------------------------------------------------------------------------------------------
                               $    8,538,957   $    1,747,820   $    1,512,452   $       62,691   $           --   $           --
----------------------------------------------------------------------------------------------------------------------------------

                                        SHORT DURATION                       SMALL CAP                  STRATEGIC VALUE AND
                                         FIXED INCOME                   VALUE OPPORTUNITIES                  HIGH INCOME
                                             FUND                              FUND                              FUND
----------------------------------------------------------------------------------------------------------------------------------
                                    YEAR             YEAR             YEAR             YEAR             YEAR             YEAR
                                    ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                    2007             2006             2007             2006             2007             2006
----------------------------------------------------------------------------------------------------------------------------------
From ordinary income           $    3,020,621   $    3,966,690   $    2,373,051   $      627,630   $       36,492   $       32,346
From long-term capital gains               --               --        3,683,069        1,140,748            3,434            1,372
----------------------------------------------------------------------------------------------------------------------------------
                               $    3,020,621   $    3,966,690   $    6,056,120   $    1,768,378   $       39,926   $       33,718
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                        ULTRA SHORT DURATION                          VALUE
                                            FIXED INCOME                          OPPORTUNITIES
                                                FUND                                  FUND
--------------------------------------------------------------------------------------------------------
                                      YEAR               YEAR               YEAR               YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                  SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                      2007               2006               2007               2006
--------------------------------------------------------------------------------------------------------
From ordinary income             $    8,051,978     $    9,755,714     $    6,672,464     $    2,017,717
From long-term capital gains                 --                 --         12,760,280          7,763,361
--------------------------------------------------------------------------------------------------------
                                 $    8,051,978     $    9,755,714     $   19,432,744     $    9,781,078
--------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2007:

                                                       DIVERSIFIED     HEALTHCARE                                         SANDS
                                       CLOVER CORE      SMALL CAP         AND         INTERNATIONAL                   CAPITAL SELECT
                                       FIXED INCOME       VALUE       BIOTECHNOLOGY       EQUITY        MID CAP           GROWTH
                                           FUND           FUND            FUND             FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments     $  20,133,188   $ 187,438,518   $  49,362,508   $ 124,290,418   $ 520,516,124   $ 525,618,974
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                83,484      22,625,692      10,195,738      33,558,583      43,090,789     150,193,629
Gross unrealized depreciation              (364,172)    (11,349,666)       (323,212)     (3,536,476)    (12,096,952)    (21,048,779)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                           (280,688)     11,276,026       9,872,526      30,022,107      30,993,837     129,144,850
Post-October losses                         (79,667)             --          (3,803)             --         (22,027)             --
Capital loss carryforward                  (292,352)             --              --              --              --     (42,616,146)
Undistributed ordinary income                 2,319      14,495,138       1,403,820       9,413,237       4,685,264              --
Undistributed long-term capital gains            --      25,142,473       3,375,957       7,936,982          18,958              --
Other temporary differences                  (2,586)             --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Accumulated earnings (deficit)     $    (652,974)  $  50,913,637   $  14,648,500   $  47,372,326   $  35,676,032   $  86,528,704
====================================================================================================================================

                                        SHORT            SMALL CAP         STRATEGIC       ULTRA SHORT
                                       DURATION            VALUE           VALUE AND         DURATION           VALUE
                                     FIXED INCOME      OPPORTUNITIES      HIGH INCOME      FIXED INCOME     OPPORTUNITIES
                                         FUND              FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments   $   59,762,633    $  210,496,264    $    1,173,059    $  145,398,638    $  105,038,095
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation              212,137        19,494,475             3,753         1,442,607        16,187,653
Gross unrealized depreciation             (862,495)      (10,477,196)          (21,561)         (825,041)       (1,097,564)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                          (650,358)        9,017,279           (17,808)          617,566        15,090,089
Post-October losses                       (293,890)               --                --        (7,241,873)               --
Capital loss carryforward               (3,970,327)        4,172,469            69,656            25,839            12,109
Undistributed ordinary income                4,430        11,986,449           191,715                --         8,244,968
Other temporary difference                  (4,430)               --              (323)          (25,835)          (19,650)
---------------------------------------------------------------------------------------------------------------------------
   Accumulated earnings (deficit)   $   (4,914,575)   $   25,176,197    $      243,240    $   (6,624,303)   $   23,327,516
===========================================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of September 30, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                    AMOUNT       EXPIRATION DATE
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                    $      4,682         2014
                                                      287,670         2015
                                                 ------------
                                                 $    292,352
                                                 ------------

Sands Capital Select Growth Fund                 $  8,044,957         2009
                                                   12,366,467         2010
                                                    5,719,519         2011
                                                    2,692,298         2014
                                                   13,792,905         2015
                                                 ------------
                                                 $ 42,616,146
                                                 ------------

Short Duration Fixed Income Fund                 $  1,994,293         2012
                                                       96,050         2013
                                                    1,027,850         2014
                                                      852,134         2015
                                                 ------------
                                                 $  3,970,327
                                                 ------------

Ultra Short Duration Fixed Income Fund           $  6,705,867         2012
                                                      371,187         2014
                                                      164,819         2015
                                                 ------------
                                                 $  7,241,873
                                                 ------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of net investment loss have been made to the following Funds for the year ended September 30, 2007:

                                                             ACCUMULATED       ACCUMULATED
                                             PAID-IN       NET INVESTMENT      NET REALIZED
                                             CAPITAL        INCOME (LOSS)     GAINS (LOSSES)
--------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund            $            3    $        3,351    $       (3,354)
Diversified Small Cap Value Fund         $            5    $      452,011    $     (452,016)
Healthcare and Biotechnology Fund        $           --    $      310,313    $     (310,313)
International Equity Fund                $            3    $      564,892    $     (564,895)
Mid Cap Fund                             $           33    $      287,050    $     (287,083)
Sands Capital Select Growth Fund         $   (4,662,714)   $    4,662,715    $           (1)
Short Duration Fixed Income Fund         $            2    $      (39,817)   $       39,815
Small Cap Value Opportunities Fund       $           --    $       36,621    $      (36,621)
Ultra Short Duration Fixed Income Fund   $           --    $     (140,497)   $      140,497
Value Opportunities Fund                 $           (2)   $           --    $            2

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                                                 NET
                                                                            GROSS             GROSS          UNREALIZED
                                                          FEDERAL        UNREALIZED        UNREALIZED       APPRECIATION
                                                          TAX COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund                         $   18,211,363   $      380,482    $     (268,680)   $      111,802
Diversified Small Cap Value Fund                      $  144,820,918   $   14,688,444    $  (18,833,715)   $   (4,145,271)
Healthcare and Biotechnology Fund                     $   66,414,480   $    7,497,903    $   (1,025,725)   $    6,472,178
International Equity Fund                             $   93,192,154   $   19,290,097    $  (11,864,131)   $    7,425,966
Mid Cap Fund                                          $  511,058,906   $   22,321,742    $  (28,414,038)   $   (6,092,296)
Premium Yield Equity Fund                             $   24,284,640   $      286,065    $   (2,063,324)   $   (1,777,259)
Sands Capital Select Growth Fund                      $  503,476,077   $   95,390,545    $  (51,473,426)   $   43,917,119
Short Duration Fixed Income Fund                      $   53,198,559   $      357,989    $     (466,116)   $     (108,127)
Small Cap Value Opportunities Fund                    $  165,396,220   $   13,442,449    $  (14,661,035)   $   (1,218,586)
Strategic Value and High Income Fund                  $    1,059,213   $           --    $     (195,444)   $     (195,444)
Ultra Short Duration Fixed Income Fund                $  182,582,696   $      806,034    $   (2,745,061)   $   (1,939,027)
Value Opportunities Fund                              $  124,881,891   $   10,401,116    $   (6,842,186)   $    3,558,930

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CONCENTRATIONS/RISKS

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

9.  SUBSEQUENT EVENT

During a meeting held February 21, 2008 of the Board of Trustees, the Trustees unanimously approved the liquidation of the Strategic Value and High Income Fund. On April 11, 2008 all outstanding shares of the Strategic Value and High Income Fund were redeemed as part of the liquidation of the Fund and all operations ceased on this date.

During a meeting held April 25, 2008 of the Board of Trustees, the Trustees unanimously approved the liquidation of the International Equity Fund. The Fund will be closed and liquidated on or about June 30, 2008.

--------------------------------------------------------------------------------
Portfolio of Investments
Clover Core Fixed Income Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 37.3%
$  911,661  FHLMC CMO Ser 3225
              Class EO PO (A), .00%, 10/15/36                      $    729,767
   720,586  FHLMC CMO/REMIC Ser 3100
              PO (A), .00%, 1/15/36                                     594,806
   647,326  FHLMC Gold #08168, 6.00%, 12/1/36                           664,592
   528,365  FHLMC Pool #C01844, 4.50%, 4/1/34                           509,830
   594,738  FHLMC Pool #G08062, 5.00%, 6/1/35                           589,824
    27,796  FNMA CMO/REMIC Ser 1994-17,
              Class H, 6.00%, 2/25/09                                    27,985
   463,890  FNMA Pool #254759, 4.50%, 6/1/18                            463,644
   588,904  FNMA Pool #255111, 5.50%, 3/1/34                            595,982
     8,300  FNMA Pool #369214, 5.00%, 4/1/09                              8,354
    41,389  FNMA Pool #535301, 6.50%, 4/1/15                             43,490
   384,610  FNMA Pool #694431, 5.00%, 3/1/18                            390,061
   317,285  FNMA Pool #738783, 7.00%, 2/1/25                            337,590
   271,377  FNMA Pool #G11570, 5.00%, 4/1/19                            275,393
   659,308  GNMA CMO PAC-1(11) Ser 2006-26
              PO (A), .00%, 6/20/36                                     530,813
   104,382  GNMA CMO/REMIC Ser 2004-59,
              Class DA, 5.00%, 6/16/34                                  105,557
     2,758  GNMA Pool #196477, 10.00%, 4/15/10                            3,057
    13,790  GNMA Pool #202886, 8.00%, 3/15/17                            15,011
     4,336  GNMA Pool #221235, 8.50%, 7/15/17                             4,760
    12,656  GNMA Pool #331786, 8.00%, 8/15/22                            13,850
    72,755  GNMA Pool #376400, 6.50%, 2/15/24                            76,165
    62,161  GNMA Pool #439478, 7.00%, 1/15/27                            66,552
   149,745  GNMA Pool #457921, 5.50%, 12/15/28                          153,226
    90,130  GNMA Pool #462622, 6.50%, 3/15/28                            94,279
    40,609  GNMA Pool #533974, 6.50%, 5/15/32                            42,385
   103,464  GNMA Pool #570400, 6.50%, 9/15/31                           108,131
    29,633  GNMA Pool #781029, 6.50%, 5/15/29                            30,994
   140,011  GNMA Pool #781096, 6.50%, 12/15/28                          146,470
    67,494  GNMA Pool #781231, 7.00%, 12/15/30                           71,079
   108,658  GNMA Pool #781276, 6.50%, 4/15/31                           113,614
    64,648  GNMA Pool #781328, 7.00%, 9/15/31                            69,109
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $  6,876,370
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 21.3%
            FINANCIALS -- 7.9%
   650,000  Lehman Brothers Holdings,
              MTN (B), 8.00%, 9/5/08                                    630,499
   500,000  Morgan Stanley, MTN (B),
              7.50%, 4/23/08                                            490,000
   450,000  SLM, MTN Ser A, 5.38%, 5/15/14                              337,712
--------------------------------------------------------------------------------
                                                                      1,458,211
--------------------------------------------------------------------------------

            UTILITIES -- 4.8%
   350,000  AES, 9.38%, 9/15/10                                         370,125
   215,000  Consolidated Natural Gas,
              Ser C, 6.25%, 11/1/11                                     227,166
   300,000  Exelon Generation, 6.20%, 10/1/17                           297,247
--------------------------------------------------------------------------------
                                                                        894,538
--------------------------------------------------------------------------------

            INDUSTRIALS -- 3.5%
   650,000  Toyota Motor Credit, MTN (B),
              8.00%, 6/1/08                                             647,563
--------------------------------------------------------------------------------

            ENERGY -- 2.9%
   475,000  XTO Energy, 7.50%, 4/15/12                                  526,094
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 2.2%
   367,000  Conagra Foods, 7.88%, 9/15/10                               400,941
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                  $  3,927,347
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 23.2%
   525,000  U.S. Treasury Bond, 6.25%, 8/15/23                          646,201
   300,000  U.S. Treasury Bond, 4.50%, 2/15/36                          309,914
   250,000  U.S. Treasury Note, 4.88%, 4/30/11                          272,383
   700,000  U.S. Treasury Note, 4.00%, 11/15/12                         751,679
   400,000  U.S. Treasury Note, 4.25%, 8/15/13                          435,438
 1,380,000  U.S. Treasury Note, 4.00%, 2/15/15                        1,483,930
   345,000  U.S. Treasury Note, 4.63%, 2/15/17                          378,934
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                        $  4,278,479
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 9.7%
   300,000  Countrywide Alternative Loan
              Trust, Ser 2005-J13, Class 2A8,
              5.50%, 11/25/35                                           237,143
   500,000  CS First Boston Mortgage
              Securities, Ser 2005-C5,
              Class A3 (B), 5.10%, 8/15/38                              484,237
   500,000  Merrill Lynch Mortgage
              Investors, Ser 1998-C1,
              Class A3 (B), 6.72%, 11/15/26                             517,590
   600,000  Wachovia Bank Commercial
              Mortgage Trust, Ser 2003-C5,
              Class B, 4.11%, 6/15/35                                   555,651
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                        $  1,794,621
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Clover Core Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATION -- 4.6%
$  750,000  TVA, 5.88%, 4/1/36                                     $    850,968
--------------------------------------------------------------------------------

            MUNICIPAL BOND -- 2.2%
            VIRGINIA -- 2.2%
   400,000  State Housing Authority RB,
              Taxable Rental, Ser C,
              5.00%, 5/1/13                                        $    415,024
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 1.0%
   180,356  Touchstone Institutional
              Money Market Fund^                                   $    180,356
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.3%
            (Cost $18,211,355)                                     $ 18,323,165

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 0.7%                                      133,496
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 18,456,661
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

(A) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

(B) Variable rate security - the rate reflected is the rate in effect on March 31, 2008.

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Value Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.6%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 27.8%

American Campus Communities                              34,525    $    944,604
Anworth Mortgage Asset+                                 173,225       1,061,869
Argo Group International Holdings*                       23,311         828,007
Aspen Insurance Holdings                                 38,090       1,004,814
Astoria Financial                                        32,925         894,243
Calamos Asset Management, Class A                        34,975         569,393
City Holding                                             32,720       1,305,527
Columbia Banking System                                  32,325         723,434
FelCor Lodging Trust                                     35,145         422,794
First Merchants+                                         18,075         515,861
First Midwest Bancorp                                    21,280         590,946
First Niagara Financial Group                            64,765         880,156
FirstMerit                                               38,465         794,687
Flushing Financial                                       63,090       1,109,122
Hanover Insurance Group                                  31,250       1,285,624
HCC Insurance Holdings                                   33,675         764,086
Highwoods Properties                                     28,010         870,271
Home Properties+                                         22,480       1,078,815
Horace Mann Educators                                    34,680         606,206
IBERIABANK                                               26,175       1,158,244
Independent Bank                                         32,830         970,127
Investment Technology Group*                             23,665       1,092,850
IPC Holdings                                             31,600         884,800
Lexington Realty Trust+                                  66,525         958,625
LTC Properties                                           44,220       1,136,896
Montpelier Re Holdings                                   42,675         684,934
Nara Bancorp                                             66,875         868,706
National Penn Bancshares                                 45,260         823,279
National Retail Properties+                              39,780         877,149
Navigators Group*                                         9,965         542,096
New Alliance Bancshares                                  65,475         802,724
Phoenix Companies*                                       88,775       1,083,943
Platinum Underwriters Holdings                           20,500         665,430
Potlatch                                                 20,171         832,457
Prosperity Bancshares                                    24,775         710,052
Sotheby's                                                29,380         849,376
Sovran Self Storage                                      21,290         909,296
Sterling Bancshares                                      96,527         959,478
Sun Communities                                          29,025         595,013
Waddell & Reed Financial, Class A                        27,185         873,454
--------------------------------------------------------------------------------
                                                                     34,529,388
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 14.9%

Ampco-Pittsburgh                                         22,065         948,574
Barnes Group+                                            31,095         713,630
Buckeye Technologies*                                    54,810         611,680
Calgon Carbon*+                                         114,110       1,717,355
Ceradyne*                                                16,780         536,289
Chemtura                                                 86,865         637,589
Cleveland-Cliffs+                                        12,655       1,516,322
Compass Minerals International+                          28,180       1,662,056
EMCOR Group*                                             44,125         980,016
Ferro                                                    34,930         519,060
Hecla Mining*+                                           76,260         851,062
Innospec                                                 30,135         638,862
Myers Industries                                         61,375         805,854
OM Group*                                                20,250       1,104,435
Quanta Services*+                                        67,655       1,567,566
Royal Gold+                                              30,610         923,504
Stillwater Mining*+                                      57,750         893,393
Superior Essex*                                          32,980         927,398
URS*                                                     32,993       1,078,541
--------------------------------------------------------------------------------
                                                                     18,633,186
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.3%

99 Cents Only Stores*                                    64,970         642,553
AFC Enterprises*                                         66,850         600,982
Brown Shoe                                               73,557       1,108,504
CEC Entertainment*                                       19,475         562,438
Consolidated Graphics*                                   10,490         587,965
Dollar Thrifty Automotive Group*+                        57,970         790,711
Dollar Tree*                                             14,935         412,057
EarthLink*                                               99,965         754,736
Elizabeth Arden*                                         28,430         567,179
Ethan Allen Interiors+                                   22,715         645,787
Harris Interactive*                                     130,560         356,429
Hot Topic*                                              105,075         452,873
JAKKS Pacific*                                           27,150         748,526
Multimedia Games*+                                       36,060         192,560
OfficeMax                                                16,675         319,160
Pantry*                                                  35,450         747,286
School Specialty*                                        25,860         815,624
Service Corporation International                        63,905         647,997
Skechers U.S.A., Class A*                                31,575         638,131
United Online                                           110,265       1,164,397
Wet Seal, Class A*                                      198,975         674,525
Zale*+                                                   32,965         651,388
--------------------------------------------------------------------------------
                                                                     14,081,808
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.0%

Black Box                                                26,450         815,983
Brocade Communications Systems*                          96,440         704,012
CSG Systems International*                               27,975         318,076
Digital River*                                           18,690         578,829
Fairchild Semiconductor International*                   53,970         643,322
j2 Global Communications*                                32,540         726,293
Mentor Graphics*                                         31,365         276,953
Oplink Communications*                                   54,220         480,931
Perot Systems, Class A*                                  52,905         795,691
RF Micro Devices*                                       121,360         322,818
SeaChange International*                                131,985         927,854
SonicWALL*                                               92,550         756,134
SPSS*                                                    21,070         817,095
Sykes Enterprises*                                       45,945         808,173
Varian*                                                  14,200         822,464
Vignette*                                                48,235         637,184
Zoran*                                                   60,275         823,356
--------------------------------------------------------------------------------
                                                                     11,255,168
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.6% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------

ENERGY -- 8.0%

Alpha Natural Resources*                                 23,245    $  1,009,763
Cabot Oil & Gas                                          59,630       3,031,589
Forest Oil*                                              41,004       2,007,556
Foundation Coal Holdings                                 17,100         860,643
Petrohawk*                                               68,695       1,385,578
USEC*+                                                  115,250         426,425
Whiting Petroleum*                                       20,085       1,298,495
--------------------------------------------------------------------------------
                                                                     10,020,049
--------------------------------------------------------------------------------

UTILITIES -- 6.8%

AGL Resources                                            24,155         829,000
Atmos Energy                                             33,175         845,963
Avista                                                   53,815       1,052,620
Black Hills                                              25,485         911,853
Cleco                                                    39,420         874,336
MGE Energy                                               20,125         685,458
Nicor+                                                   18,555         621,778
ONEOK                                                    14,235         635,308
Southwest Gas                                            22,745         635,950
UniSource Energy                                         21,585         480,482
Westar Energy                                            39,805         906,360
--------------------------------------------------------------------------------
                                                                      8,479,108
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.0%

Bucyrus International, Class A                           20,915       2,126,009
CommScope*                                               25,900         902,097
CTS                                                      42,725         457,158
EnPro Industries*+                                       20,350         634,717
Flowserve                                                 9,360         976,997
NICE Systems ADR*                                        29,110         821,484
Orbital Sciences*                                        51,560       1,242,596
SymmetriCom, Inc.*                                       74,610         260,389
--------------------------------------------------------------------------------
                                                                      7,421,447
--------------------------------------------------------------------------------

HEALTH CARE -- 5.6%

Albany Molecular Research*                               72,225         876,812
Centene*                                                 42,665         594,750
Haemonetics*                                             14,215         846,930
Indevus Pharmaceuticals*                                 52,000         248,040
Invacare                                                 45,070       1,004,160
MedCath*                                                 23,415         426,153
PSS World Medical*                                       57,970         965,780
Sciele Pharma*+                                          20,650         402,675
STERIS                                                   40,200       1,078,565
Symmetry Medical*                                        35,425         588,055
--------------------------------------------------------------------------------
                                                                      7,031,920
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.2%

Church & Dwight+                                         19,375       1,050,900
Pilgrim's Pride, Class B                                 48,325         977,615
Sanderson Farms                                          19,775         751,648
Spartan Stores                                           34,700         723,495
TreeHouse Foods*                                         56,005       1,280,274
Universal                                                26,220       1,718,196
--------------------------------------------------------------------------------
                                                                      6,502,128
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.0%

Continental Airlines, Class B*                           40,350         775,931
HUB Group, Class A*                                      28,605         940,818
Pacer International                                      28,990         476,306
Skywest                                                  34,045         719,030
Tenneco*                                                 31,505         880,250
--------------------------------------------------------------------------------
                                                                      3,792,335
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $121,746,537
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 15.2%

BBH Securities Lending Fund **                       16,963,710      16,963,710
Touchstone Institutional
   Money Market Fund^                                 1,965,400       1,965,400
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 18,929,110
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.8%
(Cost $144,406,392)                                                $140,675,647

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.8%)                    (15,949,018)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $124,726,629
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $16,314,196.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Healthcare and Biotechnology Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 88.8%                                   SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 88.8%

Abbott Laboratories                                       19,020   $  1,048,953
Acorda Therapeutics*                                      42,060        754,977
Aetna                                                     46,020      1,936,982
Alexion Pharmaceuticals*                                   7,800        462,540
Allergan                                                  58,040      3,272,876
AMERIGROUP*                                               23,470        641,435
Baxter International                                      71,940      4,159,570
Beckman Coulter                                           11,330        731,352
Becton, Dickinson & Company                               14,150      1,214,778
BioMarin Pharmaceutical*                                  21,850        772,835
Bristol-Myers Squibb                                      61,680      1,313,784
Charles River Laboratories International*                 58,600      3,453,884
DENTSPLY International                                    63,950      2,468,470
Express Scripts*                                          44,300      2,849,376
Genentech*                                                30,830      2,502,779
Genoptix*                                                 28,750        719,038
Genzyme*                                                  50,210      3,742,652
Gilead Sciences*                                         115,700      5,962,020
Henry Schein*                                             42,302      2,428,135
Hologic*                                                  17,290        961,324
ICON PLC ADR*                                             21,350      1,385,402
Intuitive Surgical*                                        1,690        548,152
Johnson & Johnson                                         58,080      3,767,649
Kendle International*+                                    13,560        609,115
K-V Pharmaceutical, Class A*+                             27,790        693,638
Onyx Pharmaceuticals*                                     30,700        891,221
Perrigo                                                   37,420      1,411,857
Pharmaceutical Product Development                        17,890        749,591
Pharmanet Development Group*                              44,310      1,117,941
Rigel Pharmaceuticals*                                    13,950        260,307
Savient Pharmaceuticals*+                                 21,030        420,600
Seattle Genetics*                                         11,766        107,071
Shire ADR+                                                34,558      2,002,982
Teva Pharmaceutical Industries ADR+                       16,960        783,382
Thermo Fisher Scientific*                                 43,740      2,486,182
United Therapeutics*                                      15,160      1,314,372
Xenoport*                                                 15,600        631,332
Zimmer Holdings*                                          27,060      2,106,892
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 62,685,446
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 5.2%
HEALTH CARE -- 5.2%
CSL                                                      108,800   $  3,670,086
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 9.2%
BBH Securities Lending Fund **                         4,540,787      4,540,787
Touchstone Institutional
   Money Market Fund^                                  1,990,339      1,990,339
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  6,531,126
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.2%
(Cost $66,389,938)                                                 $ 72,886,658

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)                      (2,277,072)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 70,609,586
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $4,427,389.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
International Equity Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
FOREIGN COMMON STOCKS -- 97.0%                           SHARES       VALUE
--------------------------------------------------------------------------------

AUSTRALIA -- 4.6%

Amcor Ltd.                                                  6,700  $     43,781
Beach Petroleum Ltd.                                        8,100         9,364
Bhp Billiton Ltd.                                          31,800     1,040,723
BlueScope Steel Ltd.                                       24,700       222,801
Coca-Cola Amatil Ltd.                                      17,500       135,944
CSL Ltd.                                                    1,092        36,836
Downer EDI                                                  5,200        29,750
Equigold NL                                                 3,900        16,502
Felix Resources Ltd.                                        1,400        15,853
Flight Centre Ltd.                                          1,300        25,164
Fortescue Metals Group Ltd.*                               37,600       223,703
Foster's Group Ltd                                         20,700        96,860
Incitec Pivot Ltd.                                          1,709       220,458
Leighton Holdings Ltd.                                      1,800        70,408
Lihir Gold Ltd.*                                            5,200        17,061
Lion Nathan Ltd                                            13,900       111,154
Macarthur Coal Ltd.                                         4,200        50,207
Macmahon Holdings Ltd.                                     84,200       114,657
Mincor Resources                                           12,500        34,957
Mount Gibson Iron Ltd.*                                    38,300       100,458
OneSteel Ltd.                                              18,040       105,351
Orica Ltd.                                                 10,200       271,546
Origin Energy Ltd.                                         27,900       233,562
Portman Ltd.*                                               3,800        43,237
Rio Tinto Ltd.                                              4,600       514,989
Santos Ltd.                                                18,500       245,156
Seven Network                                               8,300        72,062
Telstra Corp Ltd.                                          42,400       170,499
Toll Holdings Ltd.                                         11,300       103,478
Woodside Petroleum Ltd.                                     6,600       328,733
Woolworths Ltd.                                               100         2,650
WorleyParsons Ltd.                                          2,600        79,530
--------------------------------------------------------------------------------
                                                                      4,787,434
--------------------------------------------------------------------------------

AUSTRIA -- 0.9%

Omv AG                                                      8,800       581,618
Voestalpine AG*                                             5,400       375,148
--------------------------------------------------------------------------------
                                                                        956,766
--------------------------------------------------------------------------------

BELGIUM -- 1.1%

Delhaize Group*                                             4,800       377,726
Immobiliere De Belgique*                                      172        10,849
Recticel S.A.                                                 439         6,127
Solvay S.A.                                                 2,800       357,300
Tessenderlo Chemie N.V.*                                    1,940        88,186
Umicore                                                     6,000       312,244
--------------------------------------------------------------------------------
                                                                      1,152,432
--------------------------------------------------------------------------------

CANADA -- 7.6%

Addax Petroleum                                             8,410       333,828
Agrium, Inc.                                                5,230       324,824
Atco Ltd, Class I                                           4,200       194,822
Bank of Nova Scotia                                         9,000       408,095
Barrick Gold                                               13,400       585,809
Bombardier, Inc., Class B*                                  2,000        10,657
Canadian Natural Resources                                  9,100       622,887
CGI Groupe, Inc.*                                          13,600       144,399
Dundee Corp, Class A*                                       5,400        69,486
EnCana                                                      1,800       137,113
First Quantum Minerals Ltd.                                   300        24,325
FirstService Corp.*                                           130         2,744
George Weston Ltd.                                          6,040       277,819
Gerdau Ameristeel                                             410         5,635
Goldcorp, Inc.                                              1,900        73,827
IAMGOLD Corp.                                               2,800        20,756
Industrial Alliance Insurance
   and Financial Services                                   4,600       169,733
Inmet Mining                                                2,300       168,030
Kinross Gold                                                8,560       190,945
Laurentian Bank of Canada                                   1,792        74,274
Linamar                                                     5,320        71,203
Lundin Mining Corp.*                                        1,700        11,244
Major Drilling Group International, Inc.*                   1,600        83,382
Martinrea International, Inc.*                              4,800        35,395
Methanex Corp.                                              4,380       115,196
Nexen                                                      10,160       293,043
Northbridge Financial Corp.                                 3,200       102,240
Open Text Corp.*                                            4,200       132,881
Petro-Canada                                               11,900       518,379
Potash Corp. of Saskatchewan                                3,980       601,730
Power Corp. of Canada                                      12,700       420,612
Power Financial Corp.                                       2,340        80,029
Provident Energy Trust                                      3,600        38,399
Quebecor, Inc.                                              3,600        90,263
Rothmans, Inc.                                              4,900       124,719
Royal Bank of Canada                                        3,700       172,818
Sherritt International Corp.                               11,150       157,703
Sun Life Financial Inc                                      7,460       348,729
Teck Cominco Ltd., Class B                                  7,296       299,132
Toronto-Dominion Bank                                       2,600       159,834
TransAlta Corp.                                             4,200       130,631
--------------------------------------------------------------------------------
                                                                      7,827,570
--------------------------------------------------------------------------------

CHINA -- 0.9%

BOC Hong Kong Holdings Ltd.                                53,500       128,821
China Mobile Ltd.                                           2,000        29,758
China Petroleum & Chemical Corp. (Sinopec)                 16,000        13,692
CITIC International Financial Holdings Ltd.                52,000        26,592
Digital China Holdings Ltd.*                               25,000        16,382
Guangdong Investment Ltd.                                  94,000        46,742
Industrial & Commercial
   Bank of China (Asia) Ltd.                               61,000       151,113
PetroChina Co., Ltd., Class H*                            198,000       247,283
Shanghai Industrial Holdings*                              36,000       135,992
TPV Technology Ltd.                                        66,000        38,924
Weiqiao Textile Co., Ltd., Class H                         39,000        50,111
--------------------------------------------------------------------------------
                                                                        885,410
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.0%                                        MARKET
(CONTINUED)                                              SHARES       VALUE
--------------------------------------------------------------------------------

DENMARK -- 1.3%

A P Moeller - Maersk A/S                                      70   $    775,028
Carlsberg A/S                                              1,800        230,159
D/S Norden A/S                                             1,800        200,055
Danisco A/S*                                               2,400        175,286
--------------------------------------------------------------------------------
                                                                      1,380,528
--------------------------------------------------------------------------------

FINLAND -- 1.1%

KCI Konecranes Oyj                                         4,241        163,386
Metso Corp.                                                4,364        235,650
Nokia Oyj                                                  9,200        291,099
Rautaruukki Oyj                                            3,898        188,145
UPM-Kymmene Oyj                                           15,441        274,274
--------------------------------------------------------------------------------
                                                                      1,152,554
--------------------------------------------------------------------------------

FRANCE -- 7.8%

Arkema                                                     3,000        167,775
Atos Origin S.A.*                                          1,673         93,140
BNP Paribas S.A.                                           1,800        181,577
Cap Gemini S.A.                                            6,300        358,792
Christian Dior S.A.                                        1,800        199,255
Ciments Francais S.A.                                      1,500        249,720
CNP Assurances S.A.                                        2,100        258,890
Compagnie de Saint-Gobain                                  9,600        782,885
Compagnie Generale de
   Geophysique - Veritas*                                  1,120        278,837
Compagnie Generale des
   Etablissements Michelin, Class B                        7,301        762,204
Eramet                                                       121         97,669
France Telecom                                            19,025        639,824
Haulotte Group+                                            6,031        137,218
Natixis                                                   22,462        361,392
Nexans                                                     1,400        165,122
PSA Peugeot Citroen*                                       8,100        628,075
Sanofi-Aventis*                                            1,800        135,053
Suez S.A.                                                  1,993        130,811
Thales S.A.                                                3,900        252,529
Total S.A.                                                18,004      1,337,187
UbiSoft Entertainment S.A.*                                1,173        101,067
Valeo*                                                     4,000        158,648
Veolia Environnement                                       9,035        629,961
--------------------------------------------------------------------------------
                                                                      8,107,631
--------------------------------------------------------------------------------

GERMANY -- 7.9%

Allianz SE                                                 1,150        228,384
BASF AG                                                   11,300      1,527,958
Bilfinger Berger AG                                          900         77,445
BMW-Bayerische Motoren Werke AG                              833         46,086
DaimlerChrysler AG                                        20,600      1,763,856
Deutsche Post AG                                           5,894        180,352
Deutsche Telekom AG                                        8,216        137,506
Duerr AG                                                   3,000        125,997
E.ON AG                                                    1,600        298,603
Fresenius AG                                               7,500        632,233
Gildemeister AG                                            5,600        140,939
Hannover Rueckversicherung AG                              2,914        151,831
Henkel KGaA                                                3,472        147,136
KSB AG                                                       228        154,252
Lanxess                                                    2,474         99,647
Norddeutsche Affinerie                                     5,554        219,933
RWE AG*                                                    5,993        740,337
Salzgitter AG                                              1,710        299,422
Siemens AG                                                 2,100        229,413
Sto AG*                                                      486         36,817
ThyssenKrupp AG                                           15,600        892,625
--------------------------------------------------------------------------------
                                                                      8,130,772
--------------------------------------------------------------------------------

GREECE -- 0.7%

Agricultural Bank of Greece                               26,786        122,226
Coca-Cola Hellenic Bottling Co SA                          6,600        307,412
Public Power Corp., S.A. (PPC)*                            5,400        236,173
Viohalco, Hellenic Copper and
   Aluminum Industry SA*                                   7,863         81,442
--------------------------------------------------------------------------------
                                                                        747,253
--------------------------------------------------------------------------------

HONG KONG -- 1.9%

Allied Properties (HK) Ltd.                              214,000         43,445
CLP Holdings Ltd.                                         33,000        271,580
Esprit Holdings Ltd.                                       2,500         30,002
Great Eagle Holdings Ltd.                                 27,000         73,200
Hang Seng Bank Ltd.                                       14,600        264,319
Hongkong Electric Holdings Ltd.                           29,000        183,141
Hopewell Holdings Ltd.                                    40,000        151,873
Jardine Matheson Holdings Ltd.                             6,800        214,744
Jardine Strategic                                          3,000         50,460
New World Development Ltd.                                39,000         94,508
NWS Holdings Ltd.                                         28,000         94,979
Pacific Basin Shipping Ltd.                               12,000         19,736
Pacific Century Premium
   Developments Ltd.                                     151,000         54,713
SEA Holdings Ltd.                                         14,000          9,318
Sinolink Worldwide Holdings Ltd.                         324,000         49,124
Transport International Holdings Ltd.                     20,400        100,915
Usi Holdings Ltd.                                         18,000         10,870
Wheelock Properties Ltd.                                 105,000         83,646
Wing Hang Bank Ltd.                                        7,500        114,001
Wing On Co. International Ltd.                            23,100         38,644
--------------------------------------------------------------------------------
                                                                      1,953,218
--------------------------------------------------------------------------------

INDIA -- 0.0%

Reliance Energy Ltd. GDR, 144A*                              380         35,606
--------------------------------------------------------------------------------

IRELAND -- 0.4%

Anglo Irish Bank Corp.                                    20,000        268,414
Dragon Oil*                                               10,894         96,667
Vislink PLC                                                6,265          4,847
--------------------------------------------------------------------------------
                                                                        369,928
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.0%                                        MARKET
(CONTINUED)                                               SHARES      VALUE
--------------------------------------------------------------------------------

ITALY -- 5.1%

C.I.R. S.p.A. - Compagnie Industriali Riunite              35,000  $     93,669
Danieli S.p.A.                                              3,500       126,328
Enel S.p.A.                                                36,000       381,969
Engineering Ingegneria Informatica S.p.A.                   2,716       101,633
Eni S.p.A.                                                 31,200     1,064,056
Ergo Previdenza S.p.A.                                     13,039        74,372
Fiat S.p.A.                                                32,900       761,009
Intesa Sanpaolo                                           152,916     1,078,030
Iride S.p.A.                                               36,272       114,826
Italcementi S.p.A.                                          6,000       121,544
KME Group                                                  89,111       144,778
Premafin Finanziaria S.p.A.                                47,333       125,628
Telecom Italia S.p.A.                                     403,210       843,536
UniCredit S.p.A.                                           40,000       267,782
--------------------------------------------------------------------------------
                                                                      5,299,160
--------------------------------------------------------------------------------

JAPAN -- 17.9%

ACCA Networks Co., Ltd.                                         4         5,538
Adeka                                                       4,300        43,397
AHRESTY Corp.                                               1,000        13,393
Aichi Bank                                                    700        50,983
AICHI Corp.                                                   900         6,690
Aichi Machine Industry Co., Ltd.                            7,000        12,921
Aida Engineering Ltd.                                       5,000        31,400
Aioi Insurance Co., Ltd.                                   28,000       154,775
ALPS Logistics Co., Ltd.                                      800         8,258
Amada                                                      14,000       105,899
AOC Holdings Inc                                            3,400        30,732
AOI Electronic                                                300         3,371
AOKI Holdings                                               2,400        40,161
Aoyama Trading                                              2,900        62,550
Arakawa Chemical Industrial Ltd.                            1,200        13,941
Araya Industrial Co., Ltd.                                  3,000         6,982
Aronkasei Co., Ltd.                                         3,000        10,865
Asahi Breweries Ltd.                                       12,200       251,515
Asahi Diamond Industrial Co., Ltd.                          4,000        23,716
Asahi Glass Co., Ltd.                                      23,000       253,581
Asahi Industries Co., Ltd.                                      4         4,976
Asahi Kasei Corp.                                          35,000       182,584
Ashimori Industry Co., Ltd.                                 1,000         1,675
Bank of Nagoya, Ltd.                                        9,000        54,896
Belluna                                                     2,700        22,617
Bridgestone Corp.                                          14,600       248,557
Cawachi Ltd.                                                1,400        36,166
Central Glass Co., Ltd.                                    14,000        54,635
Chubu Electric Power Co., Inc.                              1,100        27,478
Chubu Shiryo Co., Ltd.                                      2,000        13,222
Chubu Steel Plate Co., Ltd.                                 1,700        15,349
Chubu-Nippon Broadcasting Co., Ltd.                           200         1,665
CKD Corp.                                                   3,100        20,557
Coca-Cola Central Japan Co., Ltd.                               6        51,525
Computer Engineering & Consulting Ltd.                        100           897
Corona                                                      1,900        20,681
Cosmo Oil                                                  27,000        84,781
Dainichiseika Color &
   Chemicals Mfg. Co., Ltd.                                 5,000        21,419
Dainippon Ink & Chemicals                                  33,000       102,628
Dainippon Sumitomo Pharma Co., Ltd.                        11,000       100,532
Daishi Bank Ltd.                                           13,000        50,341
Daishinku Corp.                                             3,000        12,490
Daisyo Corp.                                                1,500        16,342
Daiwa Industries Ltd.                                       3,000        12,761
Eighteenth Bank Ltd.                                       11,000        40,279
Eizo Nanao                                                    300         5,778
Fuji Electric Holdings Co., Ltd.*                          27,000       109,701
Fuji Heavy Industries Ltd.                                 33,000       138,052
Fuji Machine Mfg Co., Ltd.                                  2,800        58,287
Fuji Television Network                                         1         1,475
Fujifilm Holdings                                          12,300       435,584
Fujikura Kasei Co., Ltd.                                    1,400        10,969
Fujikura Ltd.                                              12,000        54,173
Fujitsu Business Systems Ltd.                               1,800        20,893
Fujitsu Frontech Ltd.                                       1,000         7,374
Fujitsu Ltd.                                               49,000       320,506
Fukuda Denshi Co., Ltd.                                       600        14,687
Furusato Industries Ltd.                                      800         8,026
Futaba                                                      2,600        44,707
Hakuto Co., Ltd.                                            1,100        10,042
Heiwa                                                       5,000        47,652
Hitachi Cable Ltd.                                         14,000        52,107
Hitachi Ltd.                                               70,000       415,028
Hitachi Maxell Ltd.                                         4,600        47,394
Hitachi Metals Techno, Ltd.                                 1,500         6,079
Hokkaido Electric Power                                     7,500       174,182
Honda Motor Co., Ltd.                                      22,800       650,742
H-ONE Co., Ltd.                                             1,300        10,851
Hyakugo Bank Ltd.                                          13,000        76,816
I Metal Technology Co., Ltd.                                3,000         5,146
Idemitsu Kosan Co., Ltd.                                      500        38,674
Ihara Chemical Industry Co., Ltd.                           2,000         4,976
Inabata & Co., Ltd.                                         4,300        22,906
Inpex Holdings                                                 36       400,883
Itochu                                                     30,000       296,148
Japan Aviation Electronics Industry Ltd.                    2,000        14,687
Japan Digital Laboratory Co., Ltd.                          1,200        16,673
Japan Petroleum Exploration Co., Ltd.                         700        46,348
Kaken Pharmaceutical Co., Ltd.                              6,000        44,362
Kamei                                                       3,000        12,761
Kaneka                                                     12,000        75,000
Kansai Electric Power Co.                                   6,700       166,693
Katsuragawa Electric Co., Ltd.                              2,000        12,219
Kawasaki Heavy Industries Ltd.                             58,000       129,173
Kawasaki Kinkai Kisen Kaisha, Ltd.                          2,000         7,263
Kawasaki Kisen Kaisha Ltd.                                  9,000        87,490
Kikuchi Co., Ltd.                                             300         5,174
Kioritz Corp.*                                              4,000         8,868
Kirin Brewery Co., Ltd.                                    22,000       416,031
Kita Nippon Bank Ltd.                                         600        22,091

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.0%                                        MARKET
(CONTINUED)                                               SHARES      VALUE
--------------------------------------------------------------------------------

JAPAN -- 17.9% (CONTINUED)

Kitagawa Industries Co.                                       700  $     10,393
Kobe Steel Ltd.                                            76,000       216,533
Koei Chemical Co., Ltd.                                     2,000         7,404
Komori                                                      4,000        83,066
Konaka Co., Ltd.                                               70           348
Kowa Spinning Co., Ltd.                                     2,000         6,120
Ku Holdings Co., Ltd.                                         500         2,358
Kurabo Industries Ltd.                                     16,000        35,955
Kyoei Steel Ltd.                                            2,000        53,872
Kyorin Co., Ltd.                                            4,000        51,806
MAC House Co., Ltd.                                           800         5,498
Maeda Road Construction Co., Ltd.                           6,000        49,539
Marubeni                                                   19,000       138,383
Marufuji Sheet Piling Co., Ltd.                             3,000         6,441
Maruzen Co., Ltd.                                           2,000         8,186
Matsushita Electric Industrial Co., Ltd.                    1,000        21,669
Mercian                                                     3,000         6,140
Mikuni Coca-Cola Bottling Co., Ltd.                         2,800        32,191
Mikuni Corp.                                                3,000         8,818
Millea Holdings, Inc.                                       5,300       195,666
Mitsubishi                                                 21,100       637,149
Mitsubishi Chemical Holdings                               28,500       188,418
Mitsubishi Gas Chemical Co., Inc.                           4,000        28,451
Mitsubishi Heavy Industries Ltd.                           85,000       363,262
Mitsubishi Rayon Co., Ltd.                                 24,000        76,806
Mitsubishi UFJ Financial Group                             57,600       496,950
Mitsui & Co., Ltd.                                         27,000       547,151
Mitsui Chemicals, Inc.                                     21,000       139,045
Mitsui High-tec                                             1,100         8,398
Mitsui Mining & Smelting Co., Ltd.                         29,000        90,770
Miyachi Corp.                                                 600         5,568
Mizuho Financial Group                                         51       186,748
Morinaga Milk Industry Co., Ltd.                            4,000        12,239
Mory Industries, Inc.                                       3,000        10,022
N.I.C. Corp.                                                  400         1,910
Nagawa Co., Ltd.                                              800         5,899
NEC Corp.                                                  54,000       205,859
NEC Fielding Ltd.                                           1,700        20,602
Nichicon Corp.                                              3,300        25,889
Nichireki Co., Ltd.                                         2,000         5,237
Nifty Corp.                                                    10         5,116
Nihon Kagaku Sangyo Co., Ltd.                               2,000        15,028
Nihon Plast Co., Ltd.                                         200         1,053
Nintendo Co., Ltd.                                            600       309,390
Nippo                                                       6,000        33,949
Nippon Antenna Co., Ltd.                                      300         1,836
Nippon Hume Corp.                                           2,000         5,819
Nippon Light Metal Co., Ltd.                                5,000         7,524
Nippon Metal Industry Co., Ltd.                             9,000        28,892
Nippon Mining Holdings                                     33,500       177,448
Nippon Oil Corp.                                            6,000        37,440
Nippon Seisen Co., Ltd.                                     3,000        11,045
Nippon Soda Co., Ltd.                                       5,000        16,102
Nippon Steel Corp.                                        102,000       516,754
Nippon Telegraph & Telephone Corp. (NTT)                      115       496,087
Nippon Television Network                                     140        19,115
Nippon Thompson Co., Ltd.                                   4,000        24,559
Nippon Yusen Kabushiki Kaisha                              35,000       328,652
Nishimatsu Construction Co., Ltd.                           8,000        17,175
Nissay Dowa General Insurance Co., Ltd.                    12,000        61,517
Nissei Plastic Industrial Co., Ltd.                         1,000         4,835
Nisshin Oillio Group, Ltd.                                  6,000        23,295
Nisshin Steel Co., Ltd.                                    43,000       148,826
Nissin Sugar Manufacturing Co., Ltd.                        3,000         6,561
Nittan Valve                                                1,300         6,912
Nitto Kogyo                                                 2,500        31,175
NuFlare Technology                                              4         2,480
Ohmoto Gumi Co., Ltd.                                       3,000         9,029
Oiles                                                       1,600        32,905
Okamoto Machine Tool Works Ltd.                             3,000         7,012
Okinawa Electric Power Co                                     800        31,461
OMRON Corp.                                                 7,500       153,867
Osaka Steel Co., Ltd.                                       1,800        23,313
Pacific Metals Co., Ltd.                                    8,000        77,689
PLENUS Co., Ltd.                                              600         7,723
Riso Kagaku Corp.                                           1,100        13,441
Roland                                                      1,300        25,210
Royal Holdings Co., Ltd.                                    2,400        25,161
Ryoyo Electro Corp.                                           800         7,817
Sakai Chemical Industry Co., Ltd.                           6,000        21,188
Sakata INX                                                  1,000         3,963
Sanden Corp.                                                8,000        32,665
Sanwa Shutter                                               2,000         8,688
Sazaby League Ltd.                                          1,100        20,139
Seiko Epson Corp.                                           6,800       183,166
Seino Holdings Co., Ltd.                                    7,000        45,506
Senshukai Co., Ltd.                                         2,300        18,805
SHiDAX Corp.                                                   23        11,768
Shikoku Chemicals Corp.                                     4,000        20,305
Shindengen Electric Manufacturing Co Ltd                    5,000         9,781
Shingakukai Co., Ltd.                                         400         1,962
Shinko Shoji Co., Ltd.                                      1,300        11,751
Shin-Kobe Electric Machinery Co., Ltd.                      3,000        14,386
ShinMaywa Industries Ltd.                                   7,000        21,629
Showa Corp.                                                 3,700        32,887
Showa Denko K.K.                                           15,000        50,562
Sintokogio Ltd.                                             3,500        28,792
Sodick Co., Ltd.                                            2,700        11,783
SOFT 99 Corp.                                                 200         1,276
Sojitz Corp.                                               43,700       144,673
Sompo Japan Insurance Inc.                                 28,000       247,191
Sonton Food Industry Co., Ltd.                              1,000         8,026
Sumitomo Chemical Co., Ltd.                                34,000       217,616
Sumitomo Corp.                                             24,400       321,400
Sumitomo Electric Industries Ltd.                              70           886

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.0%                                        MARKET
(CONTINUED)                                              SHARES       VALUE
--------------------------------------------------------------------------------

JAPAN -- 17.9% (CONTINUED)

Sumitomo Mitsui Financial Group, Inc.                         48   $    315,891
Sumitomo Precision Products Co., Ltd.                      2,000          6,942
Sumitomo Rubber Industries Ltd.                            9,700         74,346
Sumitomo Seika Chemicals Co., Ltd.                         4,000         18,660
Suncall Corp.                                              3,000         14,296
T&D Holdings, Inc.                                         4,900        256,601
T&K Toka Co., Ltd.                                           600          7,223
Takagi Securities Co., Ltd.                                4,000          8,828
Takata Corp.                                                 400          8,828
Takeuchi Mfg. Co., Ltd.                                      800         16,332
Takisawa Machine Tool Co., Ltd.                            4,000          5,819
Tanabe Seiyaku                                             2,000         23,295
Techno Associe Co., Ltd.                                   1,000         11,136
Teijin Ltd.                                               38,000        160,112
Teikoku Tsushin Kogyo Co., Ltd.                            3,000          9,119
Toagosei Co., Ltd.                                        14,000         57,444
Tokuyama Corp.                                             3,000         21,760
Tokyo Electric Power                                       6,700        179,128
Tokyo Energy & Systems, Inc.                               3,000         15,319
Tokyo Style Co., Ltd.                                      5,000         49,659
Tokyo Tekko Co., Ltd.                                      2,000          8,226
Topre Corp.                                                2,700         24,215
Topy Industries Ltd.                                      12,000         33,949
Torii Pharmaceutical Co., Ltd.                             1,800         25,407
Toshiba Corp.                                             41,000        273,937
Tosoh Corp.                                               23,000         79,143
Toyo Ink Mfg. Co., Ltd.                                   16,000         55,377
Toyo Kohan Co., Ltd.                                       4,000         20,907
Toyota Motor Corp.*                                       16,700        832,653
Trinity Industrial Corp.                                   2,000         12,841
Trusco Nakayama Corp.                                      2,200         33,812
Tsurumi Mfg. Co., Ltd.                                     3,000         19,773
Unipres Corp.                                              2,400         23,499
Univance Corp.                                             1,000          4,695
Universe Co., Ltd.                                           500          5,282
Watabe Wedding Corp.                                         100            897
Yachiyo Industry Co., Ltd.                                 1,200         11,557
Yamaha Motor Co., Ltd.                                     8,100        149,031
Yamato Kogyo Co., Ltd.                                     2,800        112,921
Yodogawa Steel Works Ltd.                                  8,000         38,764
Yokogawa Electric Corp.                                    9,800         98,118
Yokohama Rubber Co., Ltd.                                  2,000          9,571
Yonekyu Corp.                                              2,000         16,453
Yuraku Real Estate Co., Ltd.                               4,000         10,112
Zeon Corp.                                                11,000         49,218
--------------------------------------------------------------------------------
                                                                     18,336,254
--------------------------------------------------------------------------------

NETHERLANDS -- 2.8%

Akzo Nobel N.V.                                            9,617        771,668
ArcelorMittal                                              2,263        185,406
ASM International*                                         7,200        132,439
CSM N.V.                                                   3,500        119,531
Draka Holding N.V.                                         5,400        174,103
ING Groep N.V.                                             4,000        149,807
Koninklijke BAM Groep N.V.                                 7,200        169,726
Koninklijke Boskalis Westminster N.V.                      2,834        163,234
Koninklijke DSM N.V.                                       7,600        366,590
Koninklijke Wessanen N.V.                                 17,000        238,083
Nutreco Holding N.V.                                       1,600        123,028
Smit Internationale N.V.                                   1,600        162,943
TomTom N.V.*                                               2,700        111,692
--------------------------------------------------------------------------------
                                                                      2,868,250
--------------------------------------------------------------------------------

NEW ZEALAND -- 0.2%

Air New Zealand Ltd.                                      45,000         45,642
Fletcher Building Ltd.                                     6,200         40,899
The Warehouse Group Ltd.                                  22,700        104,590
--------------------------------------------------------------------------------
                                                                        191,131
--------------------------------------------------------------------------------

NORWAY -- 0.6%

Aker Kvaerner ASA                                          7,441        169,489
Farstad Shipping ASA                                       4,324        118,019
Odfjell SE                                                10,000        147,270
Petroleum Geo-Services ASA*                                5,667        140,209
Stolt-Nielsen S.A.                                         3,000         62,442
--------------------------------------------------------------------------------
                                                                        637,429
--------------------------------------------------------------------------------

PORTUGAL -- 0.6%

EDP - Energias de Portugal S.A.*                         104,000        630,552
--------------------------------------------------------------------------------

SINGAPORE -- 1.0%

DBS Group Holdings Ltd.                                   15,000        196,164
Ho Bee Investment Ltd.                                    56,000         37,838
Jardine Cycle & Carriage Ltd.                              2,000         28,393
Keppel Corp Ltd.                                          13,000         93,505
Neptune Orient Lines Ltd.                                 26,000         61,392
Pacific Andes Holdings Ltd.*                              28,000         10,477
Singapore Airlines Ltd.                                      540          6,120
Singapore Land Ltd.                                       22,000        108,689
Singapore Technologies Engineering Ltd.                   66,000        162,075
SP Chemicals Ltd.                                         36,000         13,339
Straits Trading Co., Ltd.                                 14,000         68,251
United Industrial                                         61,000        122,319
United Overseas Bank Ltd.                                  1,000         13,906
UOB-Kay Hian Holdings Ltd.                                77,000        109,648
Wheelock Properties S Ltd                                  8,000         11,508
--------------------------------------------------------------------------------
                                                                      1,043,624
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.5%

Dongbu Insurance Co., Ltd.*                                2,230         85,557
Doosan Co., Ltd.*                                            734        141,546
GS Home Shopping                                             610         38,801
Hanwha Chemical Corp.                                      9,010        152,373
Hyosung Corp.                                                260         17,562
Hyundai Department Store Co., Ltd.                         1,540        148,488
Hyundai Heavy Industries Co., Ltd.*                          840        314,221
Hyundai Mobis*                                             2,250        175,375
Korea Electric Power Corp.*                                6,630        201,153
Korea Zinc Co., Ltd.*                                        750         90,489
KT Corp.                                                   1,510         71,578

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.0%                                        MARKET
(CONTINUED)                                              SHARES       VALUE
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.5% (CONTINUED)

KT&G Corp.                                                1,570    $    123,007
LG Display Co., Ltd.                                      4,270         191,632
LG Electronics, Inc.                                      3,050         391,084
LG Telecom Ltd.                                           2,400          18,901
Pacific Corp.                                               697          84,798
Samsung Electronics Co., Ltd.                               520         327,083
Samsung Heavy Industries Co., Ltd.                        4,800         152,900
Shinhan Financial Group Co., Ltd.                         4,780         252,404
SK Energy Co., Ltd.                                       2,229         229,550
SK Gas Co., Ltd.                                            420          28,920
SK Holdings Co., Ltd.                                       910         130,466
SK Telecom Co., Ltd.                                      1,010         190,181
Youngone Corp.                                            6,000          48,645
--------------------------------------------------------------------------------
                                                                      3,606,714
--------------------------------------------------------------------------------

SPAIN -- 2.9%

Banco Bilbao Vizcaya Argentaria S.A.                      6,300         138,762
Banco Santander Central Hispano S.A.                      9,003         179,392
Cementos Portland Valderrivas S.A.                        1,624         157,695
Fomento De Construcciones y Contratas                     2,700         177,769
Iberdrola S.A.                                           10,800         167,452
Iberia Lineas Aereas de Espana S.A.*                     33,802         147,302
Mapfre S.A.                                              26,904         135,083
Obrascon Huarte Lain S.A.*                                2,148          79,700
Repsol YPF S.A.                                          30,847       1,064,681
Sol Melia S.A.*                                           9,000         126,612
Telefonica S.A.                                          10,800         310,350
Union Fenosa S.A.                                         5,000         336,070
--------------------------------------------------------------------------------
                                                                      3,020,868
--------------------------------------------------------------------------------

SWEDEN -- 2.0%

Oriflame Cosmetics SA                                     1,671         110,933
PA Resources AB*                                         23,678         194,846
SKF AB                                                    4,750          95,521
Svenska Cellulosa AB (SCA)                               26,000         473,630
Swedish Match AB                                         10,407         226,795
Tele2 AB                                                 15,000         283,345
Volvo AB                                                 48,000         726,980
--------------------------------------------------------------------------------
                                                                      2,112,050
--------------------------------------------------------------------------------

SWITZERLAND -- 7.9%

ABB Ltd.                                                  2,392          64,201
Adecco S.A.                                               5,058         292,033
Baloise Holding AG                                        1,805         179,355
Bobst Group AG                                            2,700         209,166
Bucher Industries AG                                        589         159,510
Ciba Specialty Chemicals AG                               4,000         145,857
Clariant AG*                                             14,000         119,380
Georg Fischer AG*                                           200          99,013
Holcim AG                                                 8,400         882,030
Jungfraubahn Holding AG                                   1,117          59,657
Nestle S.A.                                               1,445         721,918
Novartis AG                                               6,400         327,957
Rieter Holding AG*                                          393         150,347
Roche Holding AG                                          1,700         319,873
Schmolz Bickenbach AG                                     1,200          99,245
Schweizerische
   National-Versicherungs-Gesellschaft*                     192         157,729
Siegfried Holding AG                                        600          91,211
Swiss Life Holding*                                       1,890         525,159
Swiss Reinsurance                                        14,400       1,257,626
Syngenta AG                                               3,265         956,524
Zurich Financial Services AG                              4,429       1,394,513
--------------------------------------------------------------------------------
                                                                      8,212,304
--------------------------------------------------------------------------------

UNITED KINGDOM -- 16.3%

Anglo American PLC*                                      25,400       1,525,865
Antofagast PLC                                           10,400         144,636
AstraZeneca PLC                                           2,220          82,977
Aviva PLC                                                82,343       1,008,765
BAE Systems PLC                                         132,000       1,270,767
BG Group PLC*                                             6,687         154,821
BHP Billiton                                             22,400         664,379
BP PLC                                                   55,000         558,675
British Energy Group PLC*                                49,000         634,312
Britvic Plc                                              20,385         128,910
Centrica PLC*                                            82,782         489,827
Charter PLC                                               6,770         114,165
Cookson Group PLC                                        12,800         168,618
Delta PLC                                                 1,941           3,620
GlaxoSmithKline PLC                                      12,500         264,359
Home Retail Group PLC                                    51,015         264,412
HSBC Holdings PLC                                        18,800         306,296
HSBC Holdings PLC                                        16,200         266,920
IMI PLC                                                  18,000         162,395
Imperial Tobacco Group PLC                               10,600         487,468
Kazakhmys PLC*                                            6,500         205,942
Old Mutual PLC                                          243,000         532,715
Rio Tinto PLC                                             1,824         189,366
Royal Bank of Scotland Group PLC                         17,000         113,744
Royal Dutch Shell PLC, Class A                           42,000       1,449,625
Royal Dutch Shell PLC, Class B                           47,900       1,611,712
Vedanta Resources                                         3,900         162,174
Vodafone Group PLC                                      816,262       2,443,684
Xstrata PLC                                              19,200       1,343,486
--------------------------------------------------------------------------------
                                                                     16,754,635
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS                                        $100,200,073
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 0.4%
BBH Securities Lending Fund **                          136,998    $    136,998
Touchstone Institutional
   Money Market Fund^                                   281,049         281,049
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    418,047
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $93,104,255)                                                 $100,618,120

OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.6%                         2,684,127
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $103,302,247
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $134,237.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

GDR   - Global Depository Receipt

144A - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 95.7%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.5%

Alexandria Real Estate Equities                          49,570    $  4,596,130
Alliance Data Systems*                                  122,280       5,809,523
Arch Capital Group*                                      97,470       6,693,265
Douglas Emmett+                                         223,010       4,919,601
Everest Re Group                                         37,790       3,383,339
Federated Investors, Class B                            174,870       6,847,909
Global Payments                                         150,640       6,230,470
Hanover Insurance Group                                 126,460       5,202,564
IntercontinentalExchange*                                53,760       7,015,679
Nasdaq OMX Group*+                                      164,870       6,373,874
NYMEX Holdings+                                          50,320       4,560,502
Rayonier                                                135,930       5,904,799
SLM+                                                    210,930       3,237,776
Washington Federal                                      150,640       3,440,618
--------------------------------------------------------------------------------
                                                                     74,216,049
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.3%

Alberto-Culver                                          247,890       6,794,665
American Eagle Outfitters                               195,150       3,417,077
Brink's                                                 108,210       7,269,548
Convergys*                                              306,050       4,609,113
Corrections Corporation of America*                     256,580       7,061,082
CTC Media*                                              241,870       6,711,893
FTI Consulting*                                         111,600       7,928,063
Hanesbrands*                                            233,540       6,819,368
Hewitt Associates, Class A*                             117,860       4,687,292
PetSmart                                                142,120       2,904,933
Rebublic Services                                       218,110       6,377,536
Sally Beauty Holdings*+                                 645,940       4,456,986
--------------------------------------------------------------------------------
                                                                     69,037,556
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 10.3%

Alliant Techsystems*                                     54,720       5,665,162
Covanta Holding*                                        374,300      10,293,249
Itron*+                                                  73,260       6,610,250
Lincoln Electric Holdings                                69,900       4,507,851
Manitowoc                                               186,110       7,593,288
Roper Industries                                         88,220       5,243,797
SBA Communications, Class A*                            219,540       6,548,878
--------------------------------------------------------------------------------
                                                                     46,462,475
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 10.3%

Allegheny Technologies+                                  54,960       3,921,946
Armstrong World Industries                              137,140       4,890,412
Carpenter Technology                                     95,840       5,364,165
Celanese Corporation                                    197,520       7,713,156
Harsco                                                  123,130       6,818,939
Hexcel*                                                 203,760       3,893,854
Sigma-Aldrich                                           143,870       8,581,845
Steel Dynamics                                          158,740       5,244,770
--------------------------------------------------------------------------------
                                                                     46,429,087
--------------------------------------------------------------------------------

TECHNOLOGY -- 10.0%

Amphenol, Class A                                       154,180       5,743,205
BMC Software*                                           208,880       6,792,778
Ciena*                                                  145,870       4,497,172
Intersil, Class A                                       172,460       4,427,048
McAfee*                                                 238,340       7,886,671
Novell*                                                 867,580       5,457,078
Sybase*                                                 299,547       7,878,086
Synopsys*                                                97,970       2,224,899
--------------------------------------------------------------------------------
                                                                     44,906,937
--------------------------------------------------------------------------------

ENERGY -- 8.3%

Denbury Resources*                                      226,800       6,475,140
Equitable Resources                                      86,470       5,093,083
Exterran Holdings*                                       65,130       4,203,490
Mariner Energy*                                         224,780       6,071,308
Range Resources                                         154,845       9,824,915
Superior Energy Services*                               141,040       5,588,005
--------------------------------------------------------------------------------
                                                                     37,255,941
--------------------------------------------------------------------------------

HEALTH CARE -- 8.2%

AmerisourceBergen                                        76,260       3,125,135
BioMarin Pharmaceutical*+                               178,420       6,310,715
Charles River Laboratories International*                80,780       4,761,173
Henry Schein*                                           104,580       6,002,892
Hospira*                                                177,100       7,574,567
Pediatrix Medical Group*                                134,560       9,069,344
--------------------------------------------------------------------------------
                                                                     36,843,826
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.8%

Church & Dwight+                                        132,040       7,161,850
Hormel Foods                                            156,650       6,526,039
Molson Coors Brewing, Class B                           133,330       7,009,158
PepsiAmericas                                           218,010       5,565,795
--------------------------------------------------------------------------------
                                                                     26,262,842
--------------------------------------------------------------------------------

UTILITIES -- 5.3%

Allegheny Energy                                         94,520       4,773,260
MDU Resources Group                                     218,350       5,360,493
National Fuel Gas                                       165,210       7,799,564
NSTAR                                                   197,940       6,023,314
--------------------------------------------------------------------------------
                                                                     23,956,631
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 4.4%

Goodyear Tire & Rubber*                                 137,110       3,537,438
Kansas City Southern*                                    59,870       2,401,386
Kirby*                                                  135,865       7,744,305
WABCO Holdings                                          132,310       6,035,982
--------------------------------------------------------------------------------
                                                                     19,719,111
--------------------------------------------------------------------------------

OTHER -- 1.3%

Fording Canadian Coal Trust+                            115,348       6,021,166
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $431,111,621
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES         VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.4%
BBH Securities Lending Fund **                       40,999,800    $ 40,999,800
Touchstone Institutional
   Money Market Fund^                                32,855,189      32,855,189
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 73,854,989
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.1%
(Cost $509,304,312)                                                $504,966,610

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.1%)                    (54,675,155)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $450,291,455
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $39,108,371.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Premium Yield Equity Fund  - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 0.9%                                  SHARES       VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 0.9%

Schering-Plough                                            1,360   $    208,325
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.0%
FINANCIAL SERVICES -- 33.2%

AllianceBernstein Holding                                  2,735        173,344
Annaly Capital Management                                 19,995        306,323
Apollo Investment                                         27,570        436,433
Arthur J. Gallagher                                       13,845        327,019
Bank of America                                           26,895      1,019,588
Barclays ADR                                               9,385        339,737
BB&T                                                      12,740        408,444
Capital Trust, Class A                                     7,885        212,501
Comerica                                                   6,085        213,462
Developers Diversified Realty                              4,320        180,922
Duke Realty                                               11,465        261,517
F.N.B.                                                    19,385        302,600
HCP                                                       16,050        542,651
iStar Financial                                           13,280        186,318
Kayne Anderson MLP Investment                             16,345        479,726
KeyCorp                                                    9,810        215,330
Mack-Cali Realty                                           8,390        299,607
Paychex                                                    5,415        185,518
PNC Financial Services Group                               5,500        360,635
SunTrust Banks                                             4,520        249,233
TCF Financial                                             11,475        205,632
US Bancorp                                                17,880        578,596
--------------------------------------------------------------------------------
                                                                      7,485,136
--------------------------------------------------------------------------------

UTILITIES -- 13.4%

AT&T                                                       6,275        240,333
Cellcom Israel                                             9,595        301,571
Citizens Communications                                   40,720        427,152
Duke Energy                                               15,630        278,996
Pepco Holdings                                            13,730        339,406
Southern                                                   6,355        226,302
Spectra Energy                                             7,815        177,791
Verizon Communications                                     6,005        218,882
Windstream                                                41,510        496,044
Xcel Energy                                               16,440        327,978
--------------------------------------------------------------------------------
                                                                      3,034,455
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%

Carnival                                                   8,645        349,950
Entercom Communications                                   24,195        240,256
Ethan Allen Interiors                                      6,315        179,535
Pearson ADR                                               22,065        299,643
Regal Entertainment                                       33,075        638,017
Waste Management                                           4,840        162,430
--------------------------------------------------------------------------------
                                                                      1,869,831
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.9%

Altria Group                                               8,555        189,921
Carolina Group                                             4,700        340,985
Philip Morris International*                               8,555        432,712
Procter & Gamble                                           5,280        369,970
Reddy Ice Holdings                                        12,215        159,161
UST                                                        5,580        304,222
--------------------------------------------------------------------------------
                                                                      1,796,971
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 7.0%

General Electric                                          32,495      1,202,640
Pitney-Bowes                                               7,885        276,133
TAL International Group                                    4,920        115,964
--------------------------------------------------------------------------------
                                                                      1,594,737
--------------------------------------------------------------------------------

HEALTH CARE -- 6.5%

Brookdale Senior Living                                   13,415        320,619
Eli Lilly                                                  6,670        344,105
Pfizer                                                    38,720        810,409
--------------------------------------------------------------------------------
                                                                      1,475,133
--------------------------------------------------------------------------------

ENERGY -- 6.0%

Chevron                                                   11,775      1,005,114
ConocoPhillips                                             4,480        341,421
--------------------------------------------------------------------------------
                                                                      1,346,535
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.9%

Nordic American Tanker Shipping                            5,980        167,440
Polaris Industries                                         7,305        299,578
Seaspan                                                   18,035        513,817
Ship Finance International                                13,510        355,043
--------------------------------------------------------------------------------
                                                                      1,335,878
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.9%

Dow Chemical                                               9,675        356,524
Macquarie Infrastructure Company Trust                     8,745        254,742
Packaging Corporation of America                          22,670        506,221
--------------------------------------------------------------------------------
                                                                      1,117,487
--------------------------------------------------------------------------------

TECHNOLOGY -- 2.9%

Intel                                                     15,540        329,138
Microchip Technology                                       9,980        326,645
--------------------------------------------------------------------------------
                                                                        655,783
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 21,711,946
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Premium Yield Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 2.6%

Touchstone Institutional
   Money Market Fund^                                    587,110   $    587,110
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $24,284,640)                                                 $ 22,507,381
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           122,150
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 22,629,531
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR   - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Sands Capital Select Growth Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.6%                                   SHARES       VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.9%

Abraxis BioScience*                                       47,125   $  2,784,145
Allergan                                                 389,100     21,941,349
Cerner*                                                  131,700      4,909,776
Genentech*                                               270,000     21,918,600
Genzyme*+                                                337,100     25,127,434
Intuitive Surgical*                                       65,400     21,212,490
Stryker                                                  179,500     11,676,475
Varian Medical Systems*                                  260,000     12,178,400
--------------------------------------------------------------------------------
                                                                    121,748,669
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.9%

Amazon.com*                                              344,200     24,541,460
Google, Class A*+                                         78,800     34,709,036
Iron Mountain*                                           208,800      5,520,672
Las Vegas Sands*+                                        202,100     14,882,644
Starbucks*                                             1,048,300     18,345,250
--------------------------------------------------------------------------------
                                                                     97,999,062
--------------------------------------------------------------------------------

TECHNOLOGY -- 15.2%

Apple*                                                   158,900     22,802,150
Broadcom, Class A*                                       770,700     14,851,389
EMC*                                                   1,278,900     18,339,426
Salesforce.com*                                          266,300     15,410,781
--------------------------------------------------------------------------------
                                                                     71,403,746
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 13.7%

CME Group                                                 36,900     17,309,790
IntercontinentalExchange*                                137,100     17,891,550
Moody's+                                                 386,600     13,465,278
Visa, Class A*+                                          251,575     15,688,217
--------------------------------------------------------------------------------
                                                                     64,354,835
--------------------------------------------------------------------------------

ENERGY -- 13.4%

FMC Technologies*                                        180,300     10,257,267
National-Oilwell Varco*                                  441,500     25,774,770
Schlumberger                                             307,300     26,735,100
--------------------------------------------------------------------------------
                                                                     62,767,137
--------------------------------------------------------------------------------

UTILITIES -- 5.6%

America Movil SAB de C.V. ADR                            413,000     26,303,970
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.6%

Walgreen Company                                         316,600     12,059,294
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.3%

Expeditors International of Washington+                  235,600     10,644,408
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $467,281,121
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 17.1%

BBH Securities Lending Fund **                        76,625,594   $ 76,625,594
Touchstone Institutional
   Money Market Fund^                                  3,486,481      3,486,481
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 80,112,075
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.7%
(Cost $501,673,698)                                                $547,393,196

LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.7%)                    (78,259,217)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $469,133,979
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $75,270,572.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Short Duration Fixed Income Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 73.9%
$    7,352  FHLMC CMO/REMIC Ser 1538,
              Class J, 6.500%, 6/15/08                             $      7,343
    98,174  FHLMC CMO/REMIC Ser 2509,
              Class EA, 4.000%, 12/15/12                                 98,090
   692,846  FHLMC CMO/REMIC Ser 2510,
              Class TA, 4.000%, 6/15/32                                 680,074
 1,002,219  FHLMC CMO/REMIC Ser 2515,
              Class ED, 5.000%, 3/15/17                               1,014,244
 1,259,855  FHLMC CMO/REMIC Ser 2543,
              Class YJ, 4.500%, 3/15/32                               1,253,678
   866,445  FHLMC CMO/REMIC Ser 2566,
              Class LM, 4.500%, 4/15/32                                 862,626
   854,647  FHLMC CMO/REMIC Ser 2575,
              Class QP, 4.500%, 11/15/31                                856,669
   764,008  FHLMC CMO/REMIC Ser 2583,
              Class ND, 4.250%, 12/15/10                                767,359
   770,435  FHLMC CMO/REMIC Ser 2590,
              Class QY, 3.750%, 4/15/28                                 752,492
 1,438,640  FHLMC CMO/REMIC Ser 2590,
              Class UL, 3.750%, 3/15/32                               1,414,481
 1,151,147  FHLMC CMO/REMIC Ser 2596,
              Class QE, 4.000%, 3/15/33                               1,125,339
 2,484,406  FHLMC CMO/REMIC Ser 2649,
              Class PJ, 3.500%, 6/15/33                               2,442,109
 2,189,222  FHLMC CMO/REMIC Ser 2744,
              Class TA, 5.500%, 3/15/26                               2,202,785
 1,948,233  FHLMC CMO/REMIC Ser 3092,
              Class TA, 7.250%, 11/15/35                              1,831,824
 1,189,102  FHLMC CMO/REMIC Ser 3138,
              Class PA, 5.500%, 2/15/27                               1,219,026
   926,397  FHLMC CMO/REMIC Ser 3178,
              Class MA, 6.000%, 10/15/26                                948,555
   135,606  FHLMC CMO/REMIC Ser 3251,
              Class TA, 7.400%, 6/15/36                                 135,525
   133,921  FHLMC Pool #C66916, 7.000%, 5/1/32                          141,777
   126,911  FHLMC Pool #D94598, 6.500%, 4/1/21                          132,787
   131,508  FHLMC Pool #E97227, 7.000%, 9/1/14                          136,007
     8,201  FHLMC Pool #G10288, 6.000%, 9/1/09                            8,291
    23,304  FHLMC Pool #G10446, 6.500%, 2/1/11                           24,074
   187,956  FHLMC Pool #G30085, 7.500%, 10/1/17                         204,250
    18,014  FNMA CMO/REMIC Ser 1999-15,
              Class PC, 6.000%, 9/25/18                                  18,297
   866,142  FNMA CMO/REMIC Ser 2002-71,
              Class AP, 5.000%, 11/25/32                                874,001
 1,000,000  FNMA CMO/REMIC Ser 2003-106,
              Class WC, 4.500%, 8/25/18                               1,013,011
   876,351  FNMA CMO/REMIC Ser 2003-119,
              Class PU, 4.000%, 11/25/33                                871,387
   609,867  FNMA CMO/REMIC Ser 2003-19,
              Class ME, 4.000%, 1/25/33                                 600,645
   539,064  FNMA CMO/REMIC Ser 2003-30,
              Class MB, 4.000%, 6/25/27                                 538,772
 2,765,084  FNMA CMO/REMIC Ser 2003-34,
              Class GJ, 4.000%, 2/25/33                               2,720,168
   853,337  FNMA CMO/REMIC Ser 2003-42,
              Class CA, 4.000%, 5/25/33                                 832,390
   261,670  FNMA CMO/REMIC Ser 2003-66,
              Class AP, 3.500%, 11/25/32                                252,439
 4,196,516  FNMA CMO/REMIC Ser 2005-93,
              Class XT (A), 7.000%, 4/1/08                            4,111,529
 2,221,326  FNMA CMO/REMIC Ser 2006-14,
              Class DT (A), 7.000%, 4/1/08                            2,128,779
    13,337  FNMA Pool #250477, 6.000%, 1/1/11                            13,652
    15,850  FNMA Pool #303096, 7.500%, 12/1/09                           16,056
   121,428  FNMA Pool #313429, 7.000%, 3/1/12                           126,802
   216,558  FNMA Pool #323441, 7.000%, 12/1/13                          227,596
   192,210  FNMA Pool #323832, 7.500%, 7/1/29                           208,048
    11,191  FNMA Pool #334593, 7.000%, 5/1/24                            12,003
   434,551  FNMA Pool #546474, 7.000%, 1/1/15                           456,699
     4,509  FNMA Pool #6222, 9.000%, 4/1/16                               4,612
   522,032  FNMA Pool #647567, 6.000%, 6/1/17                           538,808
   383,941  FNMA Pool #665773, 7.500%, 6/1/31                           415,680
   782,671  FNMA Pool #725284, 7.000%, 11/1/18                          822,563
     1,391  FNMA Pool #8245, 8.000%, 12/1/08                              1,408
 1,957,834  FNMA Pool #838790, 4.500%, 8/1/35                         1,889,446
    24,073  GNMA ARM Pool #8426 (A),
              5.125%, 11/20/18                                           24,181
   975,948  GNMA CMO/REMIC Ser 2002-72,
              Class AB, 4.500%, 10/20/32                                960,588
     7,902  GNMA Pool #2707, 5.500%, 1/20/14                              8,089
     8,706  GNMA Pool #2802, 5.500%, 7/20/14                              8,912
   108,311  GNMA Pool #2843, 5.500%, 11/20/14                           110,875
    81,070  GNMA Pool #344233, 8.000%, 2/15/23                           88,787
   219,448  GNMA Pool #345123, 8.000%, 12/15/23                         240,336
       931  GNMA Pool #351122, 6.500%, 7/15/08                              941
     1,689  GNMA Pool #357343, 6.500%, 10/15/08                           1,706
    43,527  GNMA Pool #462486, 6.500%, 1/15/13                           45,582
    57,778  GNMA Pool #569337, 6.500%, 4/15/22                           60,016
    76,534  GNMA Pool #578189, 6.000%, 2/15/32                           79,306
    97,324  GNMA Pool #780322, 8.000%, 11/15/22                         106,411
    46,955  GNMA Pool #780327, 8.000%, 11/15/17                          50,970
   406,193  GNMA Pool #780604, 7.000%, 7/15/12                          424,577
   101,852  GNMA Pool #814, 8.000%, 8/20/17                             110,464
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $ 39,275,937
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS -- 13.1%
 1,000,000  FFCB, 4.600%, 7/29/13                                     1,001,664
 1,000,000  FFCB, 5.100%, 1/15/14                                     1,000,967
 3,000,000  FHLB (A), 8.000%, 6/3/08                                  2,977,500
 2,000,000  FHLB Discount Note, 6/18/08                               1,991,246
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                     $  6,971,377
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund  (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 3.3%
            PENNSYLVANIA -- 3.3%
$  500,000  Berks Co PA UTGO (A),
              6.600%, 4/3/08                                       $    500,000
   750,000  Commonwealth Fing Auth RB,
              Ser A, 3.860%, 6/1/11                                     745,560
   500,000  Pennsylvania State Tpk Commn
              BANS RB, Ser B, 5.290%, 10/15/09                          503,310
--------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                  $  1,748,870
--------------------------------------------------------------------------------

            COMMERCIAL PAPER -- 7.5%
 1,000,000  Dominion Res, 3.080%, 4/11/08                               999,144
 1,000,000  Textron, 3.050%, 4/7/08                                     999,492
 2,000,000  Valspar, 2.950%, 4/2/08                                   1,999,836
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER                                 $  3,998,472
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 2.1%
 1,095,776  Touchstone Institutional
              Money Market Fund^                                   $  1,095,776
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.9%
            (Cost $53,198,554)                                     $ 53,090,432

            OTHER ASSETS IN
            EXCESS OF LIABILITIES -- 0.1%                                66,737
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 53,157,169
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2008.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Value Opportunities Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 93.5%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 22.1%

1st Source                                               52,800    $  1,111,440
American Physicans Capital                               34,300       1,590,147
AmTrust Financial Services                               34,460         558,597
Argo Group International Holdings*                       14,570         517,526
Banner                                                   27,034         622,863
BioMed Realty Trust                                      38,260         914,031
Centennial Bank Holdings*+                              126,600         795,048
CNA Surety*                                              47,300         727,474
Community Bank System                                    31,800         781,008
Corporate Office Properties Trust                        20,640         693,710
DiamondRock Hospitality                                  34,380         435,595
EastGroup Properties                                     16,460         764,732
Extra Space Storage                                      23,490         380,303
First State Bancorp                                      71,400         956,046
FPIC Insurance Group*                                    40,770       1,921,897
Hanmi Financial                                          71,025         524,875
Hanover Insurance Group                                  23,400         962,676
Imperial Capital Bancorp                                 18,230         394,133
Interactive Brokers Group, Class A*                      25,820         662,799
Interactive Data                                         20,700         589,329
Investment Technology Group*                             16,650         768,897
Investors Bancorp*                                       20,830         319,741
IPC Holdings                                             26,340         737,520
iStar Financial+                                         23,860         334,756
Max Capital Group                                        25,000         654,750
Mercer Insurance Group                                   11,100         193,029
Mid-America Apartment Communities                        14,886         741,918
Midland                                                   7,600         493,468
Move*                                                   179,230         552,028
Navigators Group*                                        15,530         844,832
NGP Capital Resources+                                   55,550         912,131
Online Resources*                                        59,070         568,253
Platinum Underwriters Holdings                           14,810         480,733
Potlatch                                                 13,350         550,955
ProAssurance*                                            15,950         858,589
Renasant                                                 21,360         480,600
RLI                                                       8,700         431,259
S1*                                                      57,460         408,541
Signature Bank*                                          25,000         637,500
Strategic Hotels & Resorts                               44,820         588,487
SVB Financial Group*                                     12,950         565,138
SWA REIT and Investments                                 22,540          14,610
Taylor Capital Group                                     34,700         569,774
TNS*                                                     47,010         970,286
UCBH Holdings                                            55,150         427,964
UMB Financial                                            16,750         690,100
United America Indemnity, Class A*                       77,580       1,494,190
United Fire & Casualty                                   23,140         865,436
--------------------------------------------------------------------------------
                                                                     33,059,714
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.8%

Aaron Rents                                              50,000       1,077,000
ABM Industries                                            6,910         155,060
AH Belo, Class A                                          6,400          73,152
American Greetings, Class A                              60,102       1,114,892
Belo, Class A                                            32,000         338,240
BJ's Wholesale Club*                                     24,400         870,836
Bob Evans Farms                                          32,900         907,711
Bright Horizons Family Solutions*                        17,710         762,238
Brink's                                                  10,340         694,641
Buckle                                                   42,600       1,905,498
Callaway Golf                                           112,340       1,649,151
Charming Shoppes*+                                      101,100         488,313
Crown Crafts*                                            13,850          48,752
Hanesbrands*                                             38,100       1,112,520
IHOP+                                                     4,790         229,441
JAKKS Pacific*                                           53,500       1,474,995
K-Swiss, Class A+                                        56,850         899,367
LECG*                                                    61,900         579,384
Penske Automotive Group, Inc.+                           50,300         978,838
R.G. Barry*                                              15,500         122,760
Scholastic*                                              18,000         544,860
Shanda Interactive Entertainment ADR*                    25,900         753,690
Steiner Leisure*                                         33,780       1,114,740
THQ*                                                     43,320         944,376
Toro                                                     26,450       1,094,766
Tupperware Brands                                        60,100       2,324,669
Watson Wyatt Worldwide                                   15,400         873,950
Zale*+                                                   20,840         411,798
Zones*                                                    7,900          64,859
--------------------------------------------------------------------------------
                                                                     23,610,497
--------------------------------------------------------------------------------

ENERGY -- 11.6%

Basic Energy Services*                                    5,300         117,024
Berry Petroleum, Class A                                 19,300         897,257
Bill Barrett*+                                           19,250         909,563
Bolt Technology*+                                        13,350         246,041
Cimarex Energy                                           32,330       1,769,744
El Paso Pipeline Partners                                20,470         463,850
Encore Acquisition*                                      44,640       1,798,099
Grey Wolf*                                               68,120         461,854
Helmerich & Payne                                        25,000       1,171,750
Hornbeck Offshore Services*+                             22,300       1,018,441
ICO*                                                    121,600         843,904
International Coal Group*+                               78,560         498,856
Lufkin Industries                                        14,300         912,626
Parker Drilling*                                         32,700         211,242
Penn Virginia                                            20,190         890,177
Petroleum Development*                                   15,740       1,090,310
Southwestern Energy*                                     23,000         774,870
Trico Marine Services*+                                  25,520         994,514
W-H Energy Services*                                     13,600         936,360
Whiting Petroleum*                                       21,000       1,357,650
--------------------------------------------------------------------------------
                                                                     17,364,132
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 93.5% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 11.0%

American Vanguard+                                        41,210   $    685,734
Ampco-Pittsburgh                                          10,400        447,096
Apogee Enterprises                                        28,430        437,822
Barnes Group+                                             22,690        520,736
Chase                                                     14,100        255,351
Coeur d'Alene Mines*+                                    198,350        801,334
DuPont Fabros Technology                                  43,230        712,863
EnerSys*                                                  35,390        846,529
GrafTech International*                                   27,600        447,396
Greif                                                      6,000        407,580
Grubb & Ellis                                             90,510        621,804
Kaiser Aluminum                                            8,990        623,007
Kaydon                                                    17,400        764,034
KHD Humboldt Wedag International*                         27,550        671,118
Koppers Holdings                                          19,580        867,590
L.B. Foster, Class A*                                     24,770      1,066,596
LSB Industries*+                                          17,800        262,372
Minerals Technologies                                      9,540        599,112
NewMarket                                                  6,660        502,497
North American Galvanizing & Coatings*+                   89,800        493,900
NOVA Chemicals                                            18,400        438,840
Olin                                                      30,000        592,800
Schnitzer Steel Industries, Class A                       41,210      2,926,733
W.R. Grace*                                               15,500        353,710
--------------------------------------------------------------------------------
                                                                     16,346,554
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.7%

ACCO Brands*                                              68,000        922,760
Applied Industrial Technologies                           15,500        463,295
Astec Industries*                                         10,910        422,872
Briggs & Stratton+                                        24,600        440,340
Cascade                                                   22,300      1,099,613
Gardner Denver*                                           11,200        415,520
Gehl*                                                     13,700        232,078
Hurco*                                                    35,700      1,670,045
Kadant*                                                   30,160        886,101
Ladish*                                                   12,840        462,240
Lincoln Electric Holdings                                 12,200        786,778
LMI Aerospace*                                            24,500        474,565
Moog, Class A*                                            14,560        614,578
Park-Ohio Holdings*                                        9,400        147,674
Powell Industries*                                        16,700        657,479
Preformed Line Products                                    5,100        248,268
Trinity Industries+                                       24,600        655,590
Triumph Group+                                             6,800        387,124
Verigy*                                                   78,970      1,487,795
VSE                                                       17,600        496,848
--------------------------------------------------------------------------------
                                                                     12,971,563
--------------------------------------------------------------------------------

TECHNOLOGY -- 6.0%

Ariba*                                                    60,610        585,493
Bottomline Technologies*                                  36,660        461,916
Corel*                                                     8,700         94,830
DRS Technologies                                           8,700        507,036
EMS Technologies*                                         23,900        648,646
Exar*                                                     76,080        626,138
Interwoven*                                               40,970        437,560
Ixia*                                                     69,270        537,535
Plexus*                                                   31,950        896,198
Progress Software*                                        24,820        742,614
ScanSource*                                               17,200        622,468
Silicon Laboratories*                                     15,570        491,078
Soapstone Networks*                                       38,100        272,796
SonicWALL*                                                59,920        489,546
Varian*                                                   12,300        712,416
Website Pros*                                             80,230        788,661
--------------------------------------------------------------------------------
                                                                      8,914,931
--------------------------------------------------------------------------------

UTILITIES -- 5.9%

Alaska Communications Systems Group                       60,100        735,624
Allete                                                    11,160        430,999
Atlantic Tele-Network                                     19,000        642,770
Central Vermont Public Service                            29,700        709,830
El Paso Electric*                                         32,730        699,440
Integrys Energy Group                                     20,090        936,998
New Jersey Resources                                      24,885        772,679
Northwest Natural Gas                                     24,900      1,081,656
NTELOS Holdings                                           35,120        849,904
UGI                                                       30,000        747,600
WGL Holdings                                              36,827      1,180,674
--------------------------------------------------------------------------------
                                                                      8,788,174
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.9%

Cal-Maine Foods+                                          22,580        753,720
Chiquita Brands International*+                           30,060        694,687
Del Monte Foods                                           75,300        717,609
Flowers Foods                                             30,750        761,063
Fresh Del Monte Produce*                                  26,700        971,880
Imperial Sugar+                                           13,300        250,306
Ingles Markets, Class A                                   27,600        678,684
Lance                                                     14,789        289,864
Longs Drug Stores                                         10,770        457,294
Nutraceutical International*                              13,000        169,000
Omega Protein*                                            18,940        258,531
Schweitzer-Mauduit International                          16,220        375,331
Sensient Technologies                                      8,880        261,871
Susser Holdings*                                          36,080        677,222
--------------------------------------------------------------------------------
                                                                      7,317,062
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.9%

AAR*                                                      27,540        751,016
AirTran Holdings*+                                       180,000      1,188,001
Atlas Air Worldwide Holdings*                             12,670        696,850
Cooper Tire & Rubber                                      26,300        393,711
Seaspan                                                   22,970        654,415
TBS International, Class A*+                              10,300        311,060
Titan International                                       32,430        992,682
Tsakos Energy Navigation                                  13,800        424,488
Werner Enterprises+                                       22,420        416,115
--------------------------------------------------------------------------------
                                                                      5,828,338
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 93.5% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 3.5%

Alliance Imaging*                                         83,190   $    715,434
Amedisys*                                                 19,580        770,277
AMERIGROUP*                                               22,500        614,925
Analogic                                                  25,382      1,688,919
Owens & Minor+                                            14,900        586,166
STERIS                                                    29,610        794,436
--------------------------------------------------------------------------------
                                                                      5,170,157
--------------------------------------------------------------------------------

OTHER -- 0.1%

Brunswick                                                  8,860        141,494
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $139,512,616
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.5%

BBH Securities Lending Fund **                       15,942,453      15,942,453
Touchstone Institutional
   Money Market Fund^                                 8,722,565       8,722,565
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 24,665,018
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 110.0%
(Cost $164,442,717)                                                $164,177,634

LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.0%)                    (14,915,212)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $149,262,422
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $15,237,805.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Strategic Value and High Income Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
                                                             SHARES     VALUE
--------------------------------------------------------------------------------

AFFILIATED EQUITY FUND -- 55.2%
Touchstone Funds Group Trust
   Diversified Small Cap Value Fund*                          39,237   $492,419
--------------------------------------------------------------------------------

AFFILIATED FIXED INCOME FUND -- 41.6%
Touchstone Investment Trust
   High Yield Fund**                                          43,382   $371,350
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 96.8%
(Cost $1,056,140)                                                      $863,769

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%                            28,302
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $892,071
================================================================================

*     Affiliated Fund, sub-advised by Clover Capital Management, Inc. See Note
      4.

** Affiliated Fund, sub-advised by Fort Washington Investment Advisers, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ultra Short Duration Fixed Income Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 64.4%
$    5,624  FHLMC CMO/REMIC Ser 1544,
              Class L (A), 2.510%, 4/1/08                          $      5,608
 6,679,296  FHLMC CMO/REMIC Ser 2571,
              Class FN (A), 3.770%, 4/15/08                           6,496,366
 1,175,226  FHLMC CMO/REMIC Ser 2575
              Class LM, 4.500%, 5/15/32                               1,179,673
 1,764,212  FHLMC CMO/REMIC Ser 2586,
              Class WA, 4.000%, 12/15/32                              1,746,084
 1,145,034  FHLMC CMO/REMIC Ser 2590,
              Class UL, 3.750%, 3/15/32                               1,125,805
 1,538,269  FHLMC CMO/REMIC Ser 2594,
              Class YA, 4.000%, 4/15/23                               1,547,218
   209,067  FHLMC CMO/REMIC Ser 2640,
              Class OT, 2.000%, 4/15/22                                 208,760
 1,378,845  FHLMC CMO/REMIC Ser 2649,
              Class PJ, 3.500%, 6/15/33                               1,355,371
 5,000,000  FHLMC CMO/REMIC Ser 2660,
              Class PB, 5.000%, 8/15/26                               5,096,829
   476,408  FHLMC CMO/REMIC Ser 2684,
              Class GN, 3.250%, 5/15/23                                 475,922
    20,849  FHLMC CMO/REMIC Ser 2715,
              Class QB, 3.500%, 9/15/22                                  20,824
   950,273  FHLMC CMO/REMIC Ser 2744,
              Class JX, 3.500%, 1/15/23                                 949,832
 3,300,121  FHLMC CMO/REMIC Ser 2770,
              Class FH (A), 3.520%, 4/15/08                           3,182,956
 1,795,707  FHLMC CMO/REMIC Ser 2886,
              Class BF (A), 3.620%, 4/15/08                           1,800,871
 4,215,951  FHLMC CMO/REMIC Ser 2921,
              Class JF (A), 3.620%, 4/15/08                           3,980,514
   324,442  FHLMC CMO/REMIC Ser 2925,
              Class CF (A), 3.620%, 4/15/08                             308,756
 1,060,177  FHLMC CMO/REMIC Ser 2956,
              Class YB, 6.950%, 1/15/35                               1,036,165
 2,378,124  FHLMC CMO/REMIC Ser 3025,
              Class FC (A), 5.119%, 4/1/08                            2,090,506
 4,000,000  FHLMC CMO/REMIC Ser 3033,
              Class AT, 5.000%, 1/15/27                               4,068,578
 1,238,832  FHLMC CMO/REMIC Ser 3033,
              Class BY (A), 5.369%, 4/1/08                            1,139,280
   736,541  FHLMC CMO/REMIC Ser 3038,
              Class TA, 6.700%, 9/15/35                                 718,092
   694,397  FHLMC CMO/REMIC Ser 3069,
              Class KT, 7.000%, 10/15/34                                679,649
 4,224,447  FHLMC CMO/REMIC Ser 3092,
              Class TA, 7.250%, 11/15/35                              3,972,032
 5,817,050  FHLMC CMO/REMIC Ser 3137,
              Class PJ, 5.125%, 12/15/13                              5,877,991
   117,012  FHLMC CMO/REMIC Ser 3144,
              Class TB, 7.200%, 3/15/34                                 116,850
 4,999,627  FHLMC CMO/REMIC Ser 3157,
              Class TB, 7.800%, 4/1/08                                4,876,940
 6,577,712  FHLMC CMO/REMIC Ser 3177,
              Class SW, 7.650%, 4/15/08                               6,479,046
   542,425  FHLMC CMO/REMIC Ser 3251,
              Class TA, 7.400%, 6/15/36                                 542,100
   199,314  FHLMC Pool #B15413, 8.000%, 3/1/11                          207,669
    52,819  FHLMC Pool #E64944, 7.000%, 7/1/11                           55,066
   366,215  FHLMC Pool #G11072, 7.500%, 12/1/15                         384,772
   747,018  FNMA CMO/REMIC Ser 2002-67,
              Class AM, 5.000%, 11/25/15                                751,255
   175,699  FNMA CMO/REMIC Ser 2002-87,
              Class PY, 3.920%, 9/25/27                                 175,458
 2,000,000  FNMA CMO/REMIC Ser 2003-106,
              Class WC, 4.500%, 8/25/18                               2,026,022
 1,661,553  FNMA CMO/REMIC Ser 2003-119,
              Class PU, 4.000%, 11/25/33                              1,652,143
   698,329  FNMA CMO/REMIC Ser 2003-19,
              Class ME, 4.000%, 1/25/33                                 687,769
 3,000,000  FNMA CMO/REMIC Ser 2003-27,
              Class PC, 4.500%, 5/25/26                               3,002,997
   784,463  FNMA CMO/REMIC Ser 2003-33,
              Class AM, 4.250%, 5/25/33                                 780,108
 1,174,190  FNMA CMO/REMIC Ser 2003-33,
              Class AU, 4.000%, 3/25/33                               1,153,870
   944,044  FNMA CMO/REMIC Ser 2003-34,
              Class AD, 4.000%, 1/25/32                                 943,636
10,868,258  FNMA CMO/REMIC Ser 2003-61,
              Class FK (A), 4.110%, 4/25/08                          10,326,974
 3,844,103  FNMA CMO/REMIC Ser 2003-69,
              Class NF (A), 4.619%, 4/1/08                            3,887,284
 4,672,771  FNMA CMO/REMIC Ser 2003-81,
              Class FE (A), 3.110%, 4/25/08                           4,405,085
 3,271,270  FNMA CMO/REMIC Ser 2004-96,
              Class LF (A), 3.610%, 4/25/08                           3,187,292
 1,214,608  FNMA CMO/REMIC Ser 2005-108,
              Class GU, 5.750%, 7/25/35                               1,229,879
 3,137,395  FNMA CMO/REMIC Ser 2005-93,
              Class XT, 7.000%, 4/1/08                                3,073,858
 2,988,926  FNMA CMO/REMIC Ser 2006-109,
              Class JS (A), 6.750%, 4/1/08                            2,922,377
 5,395,945  FNMA CMO/REMIC Ser 2006-14,
              Class DT, 7.000%, 4/1/08                                5,171,134
 1,758,772  FNMA CMO/REMIC Ser 2006-73,
              Class PJ, 6.000%, 2/25/28                               1,800,761
 1,448,190  FNMA CMO/REMIC Ser 2007-9,
              Class YA, 5.500%, 3/25/37                               1,471,500
    64,731  FNMA Pool #190658, 7.000%, 2/1/09                            65,463
    93,145  FNMA Pool #253472, 7.500%, 9/1/10                            96,341
   161,644  FNMA Pool #519992, 7.000%, 10/1/14                          169,849
   221,376  FNMA Pool #534851, 7.500%, 4/1/15                           232,235
   156,757  FNMA Pool #535219, 7.500%, 3/1/15                           164,446
   111,209  FNMA Pool #535635, 8.500%, 6/1/12                           117,228
   678,134  FNMA Pool #555646, 7.500%, 9/1/16                           711,599
    35,226  GNMA ARM Pool #8103 (A),
              5.625%, 2/20/16                                            36,359

--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 64.4% (CONTINUED)
$   37,409  GNMA ARM Pool #8287 (A),
              5.125%, 11/20/17                                     $     37,926
    55,578  GNMA ARM Pool #8297 (A),
              5.125%, 12/20/17                                           56,597
    99,635  GNMA ARM Pool #8333 (A),
              6.500%, 4/1/08                                            103,074
    53,964  GNMA ARM Pool #8345 (A),
              5.875%, 4/20/18                                            55,783
    76,734  GNMA ARM Pool #8366 (A),
              6.375%, 4/1/08                                             78,726
     3,035  GNMA ARM Pool #8404 (A),
              5.750%, 9/20/18                                             3,089
    31,968  GNMA ARM Pool #8405 (A),
              6.000%, 9/20/18                                            32,257
     6,296  GNMA ARM Pool #8462 (A),
              6.375%, 4/1/08                                              6,461
    48,813  GNMA ARM Pool #8489 (A),
              6.500%, 4/1/08                                             50,484
 3,217,791  GNMA CMO/REMIC Ser 2003-34,
              Class PM, 4.000%, 4/20/33                               3,133,276
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $115,526,720
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 0.7%
 1,203,916  Harley-Davidson Motorcycle Trust
              Ser 2005-2, Class A2,
              4.070%, 2/15/12                                      $  1,209,335
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS -- 24.4%
 2,000,000  FFCB, 4.600%, 7/29/13                                     2,003,328
 3,000,000  FFCB, 5.100%, 1/15/14                                     3,002,901
 3,000,000  FFCB, 5.000%, 7/15/14                                     3,002,664
 5,000,000  FHLB, 4.250%, 9/12/08                                     5,041,340
 7,000,000  FHLB (A), 8.000%, 6/3/08                                  6,947,500
 9,000,000  FHLB Discount Note, 6/18/08                               8,960,607
 1,250,000  FHLMC, 5.000%, 1/25/11                                    1,259,770
 2,000,000  FNMA, 4.750%, 12/17/12                                    2,035,704
 2,000,000  FNMA, 5.000%, 12/20/12                                    2,010,194
 2,000,000  FNMA, 4.750%, 7/23/13                                     2,014,178
 2,500,000  FNMA, 4.510%, 1/16/14                                     2,536,285
 3,000,000  FNMA, 6.250%, 6/6/22                                      3,018,306
 2,000,000  FNMA, 6.000%, 9/24/27                                     2,056,950
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                     $ 43,889,727
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 1.9%
            FINANCIALS -- 1.9%
   500,000  John Deere Capital Corp, MTN (A),
              5.383%, 9/25/08                                           499,781
 1,950,000  Merrill Lynch & Company, MTN,
              3.125%, 7/15/08                                         1,938,427
 1,000,000  Popular North America, 4.250%, 4/1/08                     1,000,000
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                  $  3,438,208
--------------------------------------------------------------------------------

            COMMERCIAL PAPER -- 3.3%
 2,000,000  Dominion Resources,
              3.080%, 4/11/08                                         1,998,289
 2,000,000  Textron, 3.050%, 4/7/08                                   1,998,983
 2,000,000  Valspar, 2.950%, 4/2/08                                   1,999,836
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER                                 $  5,997,108
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 3.8%
            PENNSYLVANIA -- 3.8%
 1,500,000  Berks Co PA UTGO (A),
              6.600%, 4/3/08                                          1,500,000
 2,750,000  Commonwealth Fing Auth
              PA Rev, Ser A, 3.860%, 6/1/11                           2,733,720
 2,500,000  Pennsylvania State Tpk
              Commn BANS, Ser B,
              5.290%, 10/15/09                                        2,516,550
--------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                  $  6,750,270
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 2.1%
 3,832,301  Touchstone Institutional
              Money Market Fund^                                   $  3,832,301
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.6%
            (Cost $182,582,693)                                    $180,643,669

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.6%)                                (1,032,124)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $179,611,545
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2008.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Value Opportunities Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.9%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 22.1%

ACE                                                      38,750   $   2,133,575
Assurant                                                 31,250       1,901,875
Bank of New York Mellon                                  93,900       3,918,446
Citigroup                                                40,975         877,685
INVESCO ADR+                                             71,425       1,739,913
JPMorgan Chase                                           42,675       1,832,891
KeyCorp                                                  81,700       1,793,315
Loews                                                    71,950       2,893,829
Morgan Stanley                                           24,400       1,115,080
PNC Financial Services Group                             54,575       3,578,483
RenaissanceRe Holdings                                   38,775       2,012,810
US Bancorp                                               69,675       2,254,683
Wachovia+                                                32,625         880,875
--------------------------------------------------------------------------------
                                                                     26,933,460
--------------------------------------------------------------------------------

ENERGY -- 17.3%

Cabot Oil & Gas                                          80,450       4,090,077
Chesapeake Energy+                                       69,625       3,213,194
Chevron Texaco                                           39,350       3,358,916
Exxon Mobil                                              51,775       4,379,129
Noble Energy                                             31,800       2,315,040
Peabody Energy+                                          71,200       3,631,200
--------------------------------------------------------------------------------
                                                                     20,987,556
--------------------------------------------------------------------------------

UTILITIES -- 13.2%

AT&T                                                    100,975       3,867,343
DPL                                                      64,425       1,651,857
Edison International                                     27,400       1,343,148
Exelon                                                   55,200       4,486,104
National Fuel Gas                                        58,725       2,772,407
Verizon Communications                                   52,375       1,909,069
--------------------------------------------------------------------------------
                                                                     16,029,928
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%

Abbott Laboratories                                      33,325       1,837,874
Barr Pharmaceuticals*                                    34,750       1,678,773
CVS/Caremark                                             88,800       3,597,287
Johnson & Johnson                                        33,425       2,168,280
McKesson                                                 30,600       1,602,522
Pfizer                                                   61,425       1,285,625
WellPoint*                                               15,475         682,912
--------------------------------------------------------------------------------
                                                                     12,853,273
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.0%

Altria Group                                             33,550         744,810
Carolina Group                                           23,575       1,710,366
HJ Heinz                                                 59,750       2,806,458
Kraft Foods, Class A                                     77,875       2,414,904
Philip Morris*                                           33,550       1,696,959
Procter & Gamble                                         39,175       2,744,992
--------------------------------------------------------------------------------
                                                                     12,118,489
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.6%

General Electric                                        150,150       5,557,052
Joy Global                                               37,975       2,474,451
--------------------------------------------------------------------------------
                                                                      8,031,503
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.3%
McDonald's                                               23,375       1,303,624
Time Warner                                             203,950       2,859,378
Walt Disney                                              41,275       1,295,210
Zale*+                                                  112,200       2,217,072
--------------------------------------------------------------------------------
                                                                      7,675,284
--------------------------------------------------------------------------------

TECHNOLOGY -- 5.8%

Applera                                                  37,500       1,232,250
Hewlett - Packard                                        34,475       1,574,129
International Business Machines                          14,500       1,669,529
Symantec*                                                76,875       1,277,663
TriQuint Semiconductor*                                 261,350       1,322,431
--------------------------------------------------------------------------------
                                                                      7,076,002
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.4%

Ball                                                     53,400       2,453,196
Goldcorp+                                                27,375       1,060,781
Shaw Group*                                              37,575       1,771,286
--------------------------------------------------------------------------------
                                                                      5,285,263
--------------------------------------------------------------------------------

OTHER -- 2.6%

ABB Limited ADR                                         118,600       3,192,712
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 120,183,470
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 6.8%

BBH Securities Lending Fund **                        5,428,674       5,428,674
Touchstone Institutional
   Money Market Fund^                                 2,828,677       2,828,677
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   8,257,351
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $124,851,443)                                               $ 128,440,821

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7%)                      (6,945,229)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 121,495,592
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $5,279,555.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                       EXPENSES
                                           NET EXPENSE     BEGINNING       ENDING     PAID DURING
                                              RATIO         ACCOUNT       ACCOUNT    THE SIX MONTHS
                                            ANNUALIZED       VALUE         VALUE         ENDED
                                             MARCH 31,     OCTOBER 1,    MARCH 31,     MARCH 31,
                                               2008          2007          2008          2008*
---------------------------------------------------------------------------------------------------
CLOVER CORE FIXED INCOME FUND
  Class I  Actual                              0.85%       $ 1,000.00    $ 1,051.90    $    4.36
  Class I  Hypothetical                        0.85%       $ 1,000.00    $ 1,020.82    $    4.29

DIVERSIFIED SMALL CAP VALUE FUND
  Class A  Actual                              1.45%       $ 1,000.00    $   900.00    $    6.89
  Class A  Hypothetical                        1.45%       $ 1,000.00    $ 1,017.82    $    7.31

  Class C  Actual                              2.17%       $ 1,000.00    $   895.80    $   10.33
  Class C  Hypothetical                        2.17%       $ 1,000.00    $ 1,014.17    $   10.98

  Class Z  Actual                              1.45%       $ 1,000.00    $   899.70    $    6.89
  Class Z  Hypothetical                        1.45%       $ 1,000.00    $ 1,017.82    $    7.31

HEALTHCARE AND BIOTECHNOLOGY FUND
  Class A  Actual                              1.55%       $ 1,000.00    $   953.50    $    7.57
  Class A  Hypothetical                        1.55%       $ 1,000.00    $ 1,017.32    $    7.82

  Class C  Actual                              2.21%       $ 1,000.00    $   950.90    $   10.83
  Class C  Hypothetical                        2.21%       $ 1,000.00    $ 1,013.97    $   11.18

INTERNATIONAL EQUITY FUND
  Class A  Actual                              1.45%       $ 1,000.00    $   881.90    $    6.82
  Class A  Hypothetical                        1.45%       $ 1,000.00    $ 1,017.82    $    7.32

  Class C  Actual                              2.19%       $ 1,000.00    $   878.20    $   10.33
  Class C  Hypothetical                        2.19%       $ 1,000.00    $ 1,014.07    $   11.08

MID CAP FUND
  Class A  Actual                              1.15%       $ 1,000.00    $   858.80    $    5.35
  Class A  Hypothetical                        1.15%       $ 1,000.00    $ 1,019.32    $    5.81

  Class C  Actual                              1.90%       $ 1,000.00    $   855.30    $    8.81
  Class C  Hypothetical                        1.90%       $ 1,000.00    $ 1,015.57    $    9.58

  Class Y  Actual                              0.90%       $ 1,000.00    $   859.80    $    4.19
  Class Y  Hypothetical                        0.90%       $ 1,000.00    $ 1,020.57    $    4.55

  Class Z  Actual                              1.15%       $ 1,000.00    $   858.20    $    5.34
  Class Z  Hypothetical                        1.15%       $ 1,000.00    $ 1,019.32    $    5.81

PREMIUM YIELD EQUITY FUND
  Class A  Actual**                            1.19%       $ 1,000.00    $   902.80    $    3.71
  Class A  Hypothetical**                      1.19%       $ 1,000.00    $ 1,012.54    $    3.93

  Class C  Actual**                            1.93%       $ 1,000.00    $   900.60    $    6.03
  Class C  Hypothetical**                      1.93%       $ 1,000.00    $ 1,010.09    $    6.38

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                       EXPENSES
                                           NET EXPENSE     BEGINNING       ENDING     PAID DURING
                                              RATIO         ACCOUNT       ACCOUNT    THE SIX MONTHS
                                            ANNUALIZED       VALUE         VALUE         ENDED
                                             MARCH 31,     OCTOBER 1,    MARCH 31,     MARCH 31,
                                               2008          2007          2008          2008*
---------------------------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND
  Class Y  Actual                              1.16%       $ 1,000.00    $   861.20    $    5.40
  Class Y  Hypothetical                        1.16%       $ 1,000.00    $ 1,019.27    $    5.85

  Class Z  Actual                              1.40%       $ 1,000.00    $   860.10    $    6.54
  Class Z  Hypothetical                        1.40%       $ 1,000.00    $ 1,018.04    $    7.09

SHORT DURATION FIXED INCOME FUND
  Class Z  Actual                              0.74%       $ 1,000.00    $ 1,032.10    $    3.76
  Class Z  Hypothetical                        0.74%       $ 1,000.00    $ 1,021.37    $    3.74

SMALL CAP VALUE OPPORTUNITIES FUND
  Class A  Actual                              1.49%       $ 1,000.00    $   897.10    $    7.10
  Class A  Hypothetical                        1.49%       $ 1,000.00    $ 1,017.58    $    7.56

  Class C  Actual                              2.24%       $ 1,000.00    $   893.70    $   10.65
  Class C  Hypothetical                        2.24%       $ 1,000.00    $ 1,013.82    $   11.32

  Class Z  Actual                              1.50%       $ 1,000.00    $   897.10    $    7.11
  Class Z  Hypothetical                        1.50%       $ 1,000.00    $ 1,017.57    $    7.56

STRATEGIC VALUE AND HIGH INCOME FUND
  Class A  Actual                              0.50%       $ 1,000.00    $   932.40    $    2.42
  Class A  Hypothetical                        0.50%       $ 1,000.00    $ 1,022.57    $    2.53

  Class C  Actual                              1.25%       $ 1,000.00    $   928.40    $    6.02
  Class C  Hypothetical                        1.25%       $ 1,000.00    $ 1,018.83    $    6.30

  Class Y  Actual                              0.25%       $ 1,000.00    $   932.20    $    1.21
  Class Y  Hypothetical                        0.25%       $ 1,000.00    $ 1,023.82    $    1.27

ULTRA SHORT DURATION FIXED INCOME FUND
  Class Z  Actual                              0.69%       $ 1,000.00    $ 1,010.50    $    3.47
  Class Z  Hypothetical                        0.69%       $ 1,000.00    $ 1,021.62    $    3.49

VALUE OPPORTUNITIES FUND
  Class A  Actual                              1.26%       $ 1,000.00    $   944.30    $    6.16
  Class A  Hypothetical                        1.26%       $ 1,000.00    $ 1,018.74    $    6.39

  Class C  Actual                              2.00%       $ 1,000.00    $   941.20    $    9.71
  Class C  Hypothetical                        2.00%       $ 1,000.00    $ 1,015.07    $   10.08

  Class Z  Actual                              1.24%       $ 1,000.00    $   944.90    $    6.02
  Class Z  Hypothetical                        1.24%       $ 1,000.00    $ 1,018.88    $    6.25

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

** The example is based on an investment of $1,000 invested at the beginning of the period (December 3, 2007) and held for the entire period through March 31, 2008.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 15, 2007, the Board of Trustees (the "Board") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Premium Yield Equity Fund (the "Fund") and also initially approved the Sub-Advisory Agreement between the Advisor and Chartwell Investment Partners, Inc. (the "Sub-Advisor").

In determining whether to approve the amendment to the Investment Advisory Agreement and approve the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information provided to the Board included: (1) a comparison of the Fund's proposed advisory fee and other fees and anticipated expense ratios with those of comparable funds; (2) performance information of a comparable investment product; (3) the Advisor's and its affiliates estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement in private sessions with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel that will provide such services; (2) the Advisor's anticipated compensation and profitability; (3) a comparison of fees of comparable funds managed by the Advisor; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of sub-advisors and the Advisor's timeliness in responding to any performance issues. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor's role in coordinating the activities of those funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor's relationship with the Fund. The Board noted that the Advisor will waive advisory fees, administrative fees, and/or reimbursed expenses and will pay the Sub-Advisor's sub-advisory fees

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Other Items (Continued)
--------------------------------------------------------------------------------

out of the advisory fee the Advisor receives from the Fund. The Board reviewed the anticipated profitability of the Advisor's relationship with the Fund and whether the Advisor has the financial wherewithal to provide a high level of services to the Fund, noting the commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Fund's prospective distributor, an affiliate of the Advisor, will receive Rule 12b-1 distribution fees from the Fund and will receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor will derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, to be derived from their relationship with the Fund would be reasonable and not excessive.

Expenses and Performance. The Board compared the Fund's proposed advisory fees and total expense ratios with those of comparable funds. The Board noted that the Fund's estimated total expenses for its Class A and Class C shares after estimated reimbursements would be at the median of total expenses of all Equity Income Funds as defined by Lipper Analytical Services. The Board took into account that the Advisor had contractually agreed to limit the Fund's net operating expenses until January 31, 2009. The Board also considered the performance results of a comparable investment product managed by the Sub-Advisor.

The Board also considered the effect of the Fund's potential growth and size on its performance and expenses. The Board further noted that the Advisor anticipates waiving a portion of its advisory fees, administrative fees, and/or reimbursed expenses for the Fund in order to reduce the Fund's respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement will be paid by the Advisor out of the advisory fees it receives from the Fund and also noted the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed expense ratios and noting the performance of a comparable investment product, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates.

Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increase. The Board noted that management was proposing a breakpoint to the advisory fee. The Board also noted that if the Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by the Fund will be reduced by the total sub-advisory fee paid by the Advisor to the Sub-Advisor.

Conclusion. In considering the amendment to the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor with respect to the Fund, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the Fund's proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Fund's Sub-Advisory Agreement, the Board considered various factors with respect to the Fund, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the proposed sub-advisory fee and the performance of a comparable investment product managed by the Sub-Advisor against recognized indices; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Fund. The Board noted the Sub-Advisor's brokerage practices. The Board also noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor's management of other Touchstone funds. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring includes quarterly reviews of compliance reports and annual compliance visits to sub-advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Fund. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the undertaking of the Advisor to have expense limitations for the Fund and also noted that the sub-advisory fees under the Sub-Advisory Agreement will be paid by the Advisor out of the advisory fees that it will receive under the Investment Advisory Agreement and is negotiated at arms-length. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains a breakpoint that would reduce the sub-advisory fee rate on assets above a specified level as the Fund's assets increase.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund will pay an advisory fee to the Advisor and that the Advisor will pay a sub-advisory fee to the Sub-Advisor. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arms-length. The Board compared the proposed sub-advisory fee for the Fund with various comparative data, including the median and average sub-advisory fees of the Fund's peer group, and found that the Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

The Board considered the Sub-Advisor's long-term performance record with a comparable investment product that has similar investment strategies that would be utilized in managing the Fund. The Board noted that the comparable performance of this product was satisfactory. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the performance of sub-advisors and the Advisor's ways of addressing underperformance.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund's proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's proposed investment strategies are appropriate for pursuing the investment objectives of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the interests of the Fund and its shareholders.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group(R)


--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203




                                                            TSF-56-TFGT-SAR-0803

ITEM 2.  CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Funds Group Trust
                  ----------------------------

By (Signature and Title)

/s/ Jill T. McGruder
------------------------------------
Jill T. McGruder
President

Date:  May 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------------------
Jill T. McGruder
President

Date:  May 30, 2008

/s/ Terrie A. Wiedenheft
-------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  May 30, 2008